UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Focused Series, Inc.
(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ			07311
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders

SEMI-ANNUAL REPORT 2010

SUNAMERICA

Focused Portfolios

■  Focused Asset Allocation Strategies

■  Focused Portfolios

(This page intentionally left blank.)

April 30, 2010  SEMI-ANNUAL REPORT

SunAmerica Focused Series, Inc.

SunAmerica Focused Asset Allocation Strategies

Focused Equity Strategy Portfolio (FESAX)

Focused Multi-Asset Strategy Portfolio (FASAX)

Focused Balanced Strategy Portfolio (FBAAX)

Focused Fixed Income and Equity Strategy Portfolio (FFEAX)

Focused Fixed Income Strategy Portfolio

SunAmerica Focused Portfolios

Focused Large-Cap Growth Portfolio (SSFAX)

Focused Growth Portfolio (SSAAX)

Focused Small-Cap Growth Portfolio (NSKAX)

Focused Value Portfolio (SFVAX)

Focused Small-Cap Value Portfolio (SSSAX)

Focused Growth and Income Portfolio (FOGAX)

Focused Technology Portfolio (STNAX)

Focused Dividend Strategy Portfolio (FDSAX)

Focused StarALPHA Portfolio (FSAPX)

Table of Contents

A Message from the President	1

Expense Example	3

Statement of Assets and Liabilities	7

Statement of Operations	13

Statement of Changes in Net Assets	16

Financial Highlights	21

Portfolio of Investments	35

Notes to Financial Statements	71

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

We are pleased to present this semi-annual update for the SunAmerica Focused Portfolios and Focused Asset Allocation Strategies for the six-month period ended April 30, 2010.

The equity market rebound that began in March 2009 continued through April 2010, as evidenced by the robust returns of the major U.S. equity market indexes. This rebound was fueled, in part, by a resurgent economy. Inventory restocking and public stimulus spending propelled Gross Domestic Product (GDP) growth sharply higher late in 2009, with greater personal spending and business investment being the primary drivers of economic growth in the first months of 2010. Corporate earnings were generally better than anticipated during the semi-annual period, although it appears that this was primarily the result of aggressive cost-cutting measures taken by managements during the downturn in 2008 and early 2009 rather than of actual growth in revenue.

We at SunAmerica continued to enhance our focused investment options during the semi-annual period. In addition to maintaining strong business relationships with top-line asset managers and continuing to draw on the proven experience of our own SunAmerica portfolio managers, we recently took the following actions in our quest to help you and your adviser fulfill your asset allocation objectives.

•  The investment policies of the Focused Dividend Strategy Portfolio were amended to provide that the Portfolio will make its securities selections on an annual instead of monthly basis. The annual consideration of stocks that meet the Portfolio's selection criteria will take place on or about the end of the Portfolio's fiscal year, which is October 31.

•  To best serve the interests of our shareholders, the Focused Mid-Cap Growth Portfolio was merged into the Focused Small-Cap Growth Portfolio, effective December 7, 2009, and the Focused Mid-Cap Growth Portfolio ceased operations.

Today, our family of Focused Portfolios seeks either growth of capital over the long term or total return (including capital appreciation and current income). Whether you invest in the Focused Portfolios separately or you invest in a predetermined mix of SunAmerica Funds through our Focused Asset Allocation Strategies, we believe our mutual funds provide valuable building blocks for investors and their financial advisers to help optimize their asset allocations in a market still rife with volatility yet filled with new investment opportunity.1

Maintaining a long-term perspective is a basic tenet of effective investing for both managers and investors at all times. We believe that investors should resist real, yet what are admittedly emotional, urges to act upon short-term market movements and maintain investments in assets that are allocated based on the investors' individual goals. This may have the result of mitigating the impact of severe corrections by allowing investors to successfully participate in the upside of market rebounds, such as that seen during the six-month period ended April 30, 2010. Most importantly, perhaps, staying invested over time may help smooth the effects of short-term volatility.

On the following pages, you will find unaudited financial statements and portfolio information for each of the SunAmerica Focused Portfolios and Focused Asset Allocation Strategies for the six-month period ended April 30, 2010.

A MESSAGE FROM THE PRESIDENT — (continued)

We thank you for being a part of the SunAmerica Focused Portfolios and the Focused Asset Allocation Strategies. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

Peter A. Harbeck
President & CEO
SunAmerica Asset Management Corp.

Past performance is no guarantee of future results.

1Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. The Focused Dividend Strategy Portfolio holds up to 30 high dividend common stocks, which will be evaluated and adjusted at the discretion of the portfolio manager on an annual basis, with consideration to certain investment criteria. Each adviser to the StarALPHA Portfolio will generally invest in up to 10 securities and the Portfolio will generally hold up to 50 securities, depending on the number of advisers. The Focused Asset Allocation Strategies are funds-of-funds, allocated and monitored by SunAmerica Asset Management Corp.

EXPENSE EXAMPLE — April 30, 2010 — (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Focused Series, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2009 and held until April 30, 2010.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2010" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z, the "Expenses Paid During the Six Months Ended April 30, 2010" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2010" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Portfolios' Prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Six Months Ended April 30, 2010" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the Six Months Ended April 30, 2010" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2010" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Portfolios' Prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Six Months Ended April 30, 2010," column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable, to your account. Please refer to the Portfolios' Prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

EXPENSE EXAMPLE — April 30, 2010 — (unaudited) (continued)

	Actual				Hypothetical
Portfolio	Beginning Account Value at November 1, 2009	Ending Account Value Using Actual Return at April 30, 2010	Expenses Paid During the Six Months Ended April 30, 2010*	Beginning Account Value at November 1, 2009	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2010	Expenses Paid During the Six Months Ended April 30, 2010*	Expense Ratio as of April 30, 2010*
Focused Equity Strategy#†
Class A	$1,000.00	$1,152.29	$1.33	$1,000.00	$1,023.55	$1.25	0.25%
Class B	$1,000.00	$1,148.02	$4.79	$1,000.00	$1,020.33	$4.51	0.90%
Class C	$1,000.00	$1,147.88	$4.79	$1,000.00	$1,020.33	$4.51	0.90%
Class I	$1,000.00	$1,152.85	$0.80	$1,000.00	$1,024.05	$0.75	0.15%
Focused Multi-Asset Strategy†
Class A	$1,000.00	$1,085.20	$0.98	$1,000.00	$1,023.85	$0.95	0.19%
Class B	$1,000.00	$1,081.82	$4.34	$1,000.00	$1,020.63	$4.21	0.84%
Class C	$1,000.00	$1,081.70	$4.28	$1,000.00	$1,020.68	$4.16	0.83%
Focused Balanced Strategy†
Class A	$1,000.00	$1,088.46	$1.14	$1,000.00	$1,023.70	$1.10	0.22%
Class B	$1,000.00	$1,085.11	$4.50	$1,000.00	$1,020.48	$4.36	0.87%
Class C	$1,000.00	$1,085.83	$4.40	$1,000.00	$1,020.58	$4.26	0.85%
Class I#	$1,000.00	$1,089.63	$0.78	$1,000.00	$1,024.05	$0.75	0.15%
Focused Fixed Income and Equity Strategy#†
Class A	$1,000.00	$1,033.67	$1.26	$1,000.00	$1,023.55	$1.25	0.25%
Class B	$1,000.00	$1,029.98	$4.53	$1,000.00	$1,020.33	$4.51	0.90%
Class C	$1,000.00	$1,029.98	$4.53	$1,000.00	$1,020.33	$4.51	0.90%
Focused Fixed Income Strategy#†
Class A	$1,000.00	$1,024.09	$1.25	$1,000.00	$1,023.55	$1.25	0.25%
Class B	$1,000.00	$1,020.81	$4.51	$1,000.00	$1,020.33	$4.51	0.90%
Class C	$1,000.00	$1,019.93	$4.51	$1,000.00	$1,020.33	$4.51	0.90%
Focused Large-Cap Growth@
Class A	$1,000.00	$1,129.72	$7.66	$1,000.00	$1,017.60	$7.25	1.45%
Class B	$1,000.00	$1,125.71	$11.28	$1,000.00	$1,014.18	$10.69	2.14%
Class C	$1,000.00	$1,126.25	$11.07	$1,000.00	$1,014.38	$10.49	2.10%
Class Z	$1,000.00	$1,133.79	$4.44	$1,000.00	$1,020.63	$4.21	0.84%
Focused Growth#@
Class A	$1,000.00	$1,146.79	$9.16	$1,000.00	$1,016.27	$8.60	1.72%
Class B	$1,000.00	$1,143.49	$12.60	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$1,143.01	$12.59	$1,000.00	$1,013.04	$11.83	2.37%
Focused Small-Cap Growth#@
Class A	$1,000.00	$1,142.86	$8.34	$1,000.00	$1,017.01	$7.85	1.57%
Class B	$1,000.00	$1,139.24	$12.57	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$1,139.78	$12.57	$1,000.00	$1,013.04	$11.83	2.37%
Class I	$1,000.00	$1,144.92	$7.45	$1,000.00	$1,017.85	$7.00	1.40%

EXPENSE EXAMPLE — April 30, 2010 — (unaudited) (continued)

	Actual				Hypothetical
Portfolio	Beginning Account Value at November 1, 2009	Ending Account Value Using Actual Return at April 30, 2010	Expenses Paid During the Six Months Ended April 30, 2010*	Beginning Account Value at November 1, 2009	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2010	Expenses Paid During the Six Months Ended April 30, 2010*	Expense Ratio as of April 30, 2010*
Focused Value#
Class A	$1,000.00	$1,143.92	$9.14	$1,000.00	$1,016.27	$8.60	1.72%
Class B	$1,000.00	$1,140.39	$12.58	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$1,140.50	$12.58	$1,000.00	$1,013.04	$11.83	2.37%
Focused Small-Cap Value@
Class A	$1,000.00	$1,292.50	$8.30	$1,000.00	$1,017.55	$7.30	1.46%
Class B#	$1,000.00	$1,287.85	$13.44	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$1,288.80	$12.31	$1,000.00	$1,014.03	$10.84	2.17%
Focused Growth and Income#@
Class A	$1,000.00	$1,133.73	$8.41	$1,000.00	$1,016.91	$7.95	1.59%
Class B	$1,000.00	$1,129.24	$12.51	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$1,129.36	$12.51	$1,000.00	$1,013.04	$11.83	2.37%
Class I	$1,000.00	$1,079.81	$3.61	$1,000.00	$1,018.25	$6.61	1.32%
Focused Technology#@
Class A	$1,000.00	$1,141.30	$9.98	$1,000.00	$1,015.47	$9.39	1.88%
Class B	$1,000.00	$1,138.20	$13.41	$1,000.00	$1,012.25	$12.62	2.53%
Class C	$1,000.00	$1,138.20	$13.41	$1,000.00	$1,012.25	$12.62	2.53%
Focused Dividend Strategy#
Class A	$1,000.00	$1,179.07	$5.13	$1,000.00	$1,020.08	$4.76	0.95%
Class B	$1,000.00	$1,176.31	$8.63	$1,000.00	$1,016.86	$8.00	1.60%
Class C	$1,000.00	$1,175.01	$8.63	$1,000.00	$1,016.86	$8.00	1.60%
Focused StarALPHA#@
Class A	$1,000.00	$1,085.46	$8.89	$1,000.00	$1,016.27	$8.60	1.72%
Class C	$1,000.00	$1,081.30	$12.23	$1,000.00	$1,013.04	$11.83	2.37%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Portfolios' prospectus, your retirement plan document and/or materials from your financial adviser for more information.

#  During the stated period, the investment adviser either waived a portion or all of the fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value"would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2010" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2010" and the "Expense Ratios" would have been lower.

†  Does not include the expenses of the underlying funds that the Portfolios bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.

EXPENSE EXAMPLE — April 30, 2010 — (unaudited) (continued)

@  Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been applied the Expense Example would have been as follows:

	Actual				Hypothetical
Portfolio	Beginning Account Value at November 1, 2009	Ending Account Value Using Actual Return at April 30, 2010	Expenses Paid During the Six Months Ended April 30, 2010*	Beginning Account Value at November 1, 2009	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2010	Expenses Paid During the Six Months Ended April 30, 2010*	Expense Ratio as of April 30, 2010*
Focused Large-Cap Growth
Class A	$1,000.00	$1,129.72	$7.66	$1,000.00	$1,017.60	$7.25	1.45%
Class B	$1,000.00	$1,125.71	$11.28	$1,000.00	$1,014.18	$10.69	2.14%
Class C	$1,000.00	$1,126.25	$11.07	$1,000.00	$1,014.38	$10.49	2.10%
Class Z	$1,000.00	$1,133.79	$4.44	$1,000.00	$1,020.63	$4.21	0.84%
Focused Growth#
Class A	$1,000.00	$1,146.79	$9.16	$1,000.00	$1,016.27	$8.60	1.72%
Class B	$1,000.00	$1,143.49	$12.60	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$1,143.01	$12.59	$1,000.00	$1,013.04	$11.83	2.37%
Focused Small-Cap Growth#
Class A	$1,000.00	$1,142.86	$8.24	$1,000.00	$1,017.11	$7.75	1.55%
Class B	$1,000.00	$1,139.24	$12.46	$1,000.00	$1,013.14	$11.73	2.35%
Class C	$1,000.00	$1,139.78	$12.47	$1,000.00	$1,013.14	$11.73	2.35%
Class I	$1,000.00	$1,144.92	$7.34	$1,000.00	$1,017.95	$6.90	1.38%
Focused Small Cap Value
Class A	$1,000.00	$1,292.50	$8.24	$1,000.00	$1,017.60	$7.25	1.45%
Class B#	$1,000.00	$1,287.85	$13.39	$1,000.00	$1,013.09	$11.78	2.36%
Class C	$1,000.00	$1,288.80	$12.26	$1,000.00	$1,014.08	$10.79	2.16%
Focused Growth and Income#
Class A	$1,000.00	$1,133.73	$8.36	$1,000.00	$1,016.96	$7.90	1.58%
Class B	$1,000.00	$1,129.24	$12.46	$1,000.00	$1,013.09	$11.78	2.36%
Class C	$1,000.00	$1,129.36	$12.46	$1,000.00	$1,013.09	$11.78	2.36%
Class I	$1,000.00	$1,079.81	$3.58	$1,000.00	$1,018.30	$6.56	1.31%
Focused Technology#
Class A	$1,000.00	$1,141.30	$9.98	$1,000.00	$1,015.47	$9.39	1.88%
Class B	$1,000.00	$1,138.20	$13.41	$1,000.00	$1,012.25	$12.62	2.53%
Class C	$1,000.00	$1,138.20	$13.41	$1,000.00	$1,012.25	$12.62	2.53%
Focused StarALPHA#
Class A	$1,000.00	$1,085.46	$8.89	$1,000.00	$1,016.27	$8.60	1.72%
Class C	$1,000.00	$1,081.30	$12.23	$1,000.00	$1,013.04	$11.83	2.37%

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2010 — (unaudited)

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$—	$—
Investments at value (affiliated)*	225,297,694	447,907,494	216,151,319	30,298,748	17,416,609
Repurchase agreements (cost approximates value)	—	—	—	—	—
Total investments	225,297,694	447,907,494	216,151,319	30,298,748	17,416,609
Cash	—	—	—	—	—
Foreign cash*	—	—	—	—	—
Receivable for:
Fund shares sold	76,656	287,622	454,636	4,134	1,878
Dividends and interest	—	—	—	—	—
Investments sold	—	—	—	—	—
Prepaid expenses and other assets	5,223	5,223	5,223	5,028	5,028
Due from investment adviser for expense reimbursements/fee waivers	—	—	810	5,875	5,134
Total assets	225,379,573	448,200,339	216,611,988	30,313,785	17,428,649
LIABILITIES:
Payable for:
Fund shares redeemed	596,653	966,563	369,442	291,855	113,231
Investments purchased	—	—	—	—	—
Investment advisory and management fees	18,723	37,208	17,885	2,491	1,448
Distribution and service maintenance fees	75,372	154,710	71,663	9,613	5,706
Transfer agent fees and expenses	25,019	36,315	18,184	4,751	3,127
Directors' fees and expenses	2,658	2,932	2,261	560	222
Other accrued expenses	105,741	102,662	75,212	49,589	40,953
Line of credit	—	—	—	—	—
Dividends payable	—	—	—	—	20,598
Due to investment adviser for expense recoupment	11,467	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Total liabilities	835,633	1,300,390	554,647	358,859	185,285
Net Assets	$224,543,940	$446,899,949	$216,057,341	$29,954,926	$17,243,364
*Cost
Investments (unaffiliated)	$—	$—	$—	$—	$—
Investments (affiliated)	$211,161,353	$463,997,095	$206,219,473	$30,819,004	$17,100,724
Foreign cash	$—	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2010 — (unaudited) (continued)

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
COMPOSITION OF NET ASSETS:
Common stock, $0.0001 par value (3 billion shares authorized)	$1,896	$3,471	$1,772	$268	$148
Paid-in capital	377,160,113	589,874,080	290,115,215	38,708,371	19,434,413
	377,162,009	589,877,551	290,116,987	38,708,639	19,434,561
Accumulated undistributed net investment income (loss)	528,091	(193,521)	(757,986)	(218,947)	(188,503)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions received from underlying funds	(167,282,501)	(126,694,480)	(83,233,506)	(8,014,510)	(2,318,579)
Unrealized appreciation (depreciation) on investments	14,136,341	(16,089,601)	9,931,846	(520,256)	315,885
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net Assets	$224,543,940	$446,899,949	$216,057,341	$29,954,926	$17,243,364
Class A:
Net assets	$85,308,940	$161,675,163	$82,056,327	$12,165,739	$6,690,396
Shares outstanding	7,154,152	12,512,311	6,718,244	1,089,113	573,844
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$11.92	$12.92	$12.21	$11.17	$11.66
Maximum sales charge (5.75% of offering price)	0.73	0.79	0.74	0.68	0.71
Maximum offering price to public	$12.65	$13.71	$12.95	$11.85	$12.37
Class B:
Net assets	$45,458,584	$92,677,065	$45,833,060	$5,969,585	$3,700,000
Shares outstanding	3,855,548	7,219,237	3,771,392	535,014	317,668
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$11.79	$12.84	$12.15	$11.16	$11.65
Class C:
Net assets	$93,075,911	$192,547,721	$87,297,673	$11,819,602	$6,852,968
Shares outstanding	7,886,846	14,976,400	7,163,050	1,058,971	588,553
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$11.80	$12.86	$12.19	$11.16	$11.64
Class I:
Net assets	$700,505	$—	$870,281	$—	$—
Shares outstanding	58,890	—	71,304	—	—
Net asset value, offering and redemption price per share	$11.90	$—	$12.21	$—	$—
Class Z:
Net assets	$—	$—	$—	$—	$—
Shares outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2010 — (unaudited) (continued)

	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Value Portfolio	Focused Small-Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$497,378,662	$195,079,212	$188,197,679	$245,080,640	$153,874,810
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	11,140,000	—	10,125,000	250,000	2,282,000
Total investments	508,518,662	195,079,212	198,322,679	245,330,640	156,156,810
Cash	425	—	979	689	420
Foreign cash*	229,179	15,363	—	33,369	—
Receivable for:
Fund shares sold	253,139	35,343	25,609	165,214	38,024
Dividends and interest	279,807	371,588	547,547	125,995	62,887
Investments sold	18,593,469	2,468,778	7,187,213	33,223	8,664,363
Prepaid expenses and other assets	215,998	11,144	36,433	5,883	19,868
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Total assets	528,090,679	197,981,428	206,120,460	245,695,013	164,942,372
LIABILITIES:
Payable for:
Fund shares redeemed	649,080	321,361	263,862	775,462	174,247
Investments purchased	18,101,331	481,329	1,546,897	18,710	3,544,035
Investment advisory and management fees	318,859	164,796	128,292	204,290	99,093
Distribution and service maintenance fees	202,330	86,231	83,433	126,655	67,764
Transfer agent fees and expenses	130,441	62,098	67,197	53,542	45,243
Directors' fees and expenses	21,663	7,577	10,875	6,364	2,977
Other accrued expenses	264,583	106,763	166,131	155,045	88,800
Line of credit	—	720,926	—	—	—
Dividends payable	—	—	—	—	—
Due to investment adviser for expense recoupment	—	2,461	3,184	3,893	1,761
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Total liabilities	19,688,287	1,953,542	2,269,871	1,343,961	4,023,920
Net Assets	$508,402,392	$196,027,886	$203,850,589	$244,351,052	$160,918,452
*Cost
Investments (unaffiliated)	$439,509,674	$161,939,326	$167,121,619	$200,910,857	$128,730,846
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$225,136	$15,281	$—	$33,626	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2010 — (unaudited) (continued)

	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Value Portfolio	Focused Small-Cap Value Portfolio
COMPOSITION OF NET ASSETS:
Common stock, $0.0001 par value (3 billion shares authorized)	$3,019	$880	$1,587	$1,624	$1,075
Paid-in capital	706,133,093	225,965,340	191,391,134	392,259,009	201,594,985
	706,136,112	225,966,220	191,392,721	392,260,633	201,596,060
Accumulated undistributed net investment income (loss)	(2,198,172)	(1,044,300)	(1,005,620)	(1,213,013)	(1,063,569)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions received from underlying funds	(253,408,601)	(62,028,426)	(7,612,572)	(190,866,065)	(64,758,003)
Unrealized appreciation (depreciation) on investments	57,868,988	33,139,886	21,076,060	44,169,783	25,143,964
Unrealized foreign exchange gain (loss) on other assets and liabilities	4,065	(5,494)	—	(286)	—
Net Assets	$508,402,392	$196,027,886	$203,850,589	$244,351,052	$160,918,452
Class A:
Net assets	$294,654,946	$144,219,661	$160,119,251	$145,102,572	$120,048,783
Shares outstanding	17,260,078	6,299,372	12,126,380	9,412,393	7,783,036
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$17.07	$22.89	$13.20	$15.42	$15.42
Maximum sales charge (5.75% of offering price)	1.04	1.40	0.81	0.94	0.94
Maximum offering price to public	$18.11	$24.29	$14.01	$16.36	$16.36
Class B:
Net assets	$36,009,324	$19,529,794	$17,055,554	$24,564,939	$11,407,105
Shares outstanding	2,284,296	942,777	1,457,364	1,689,764	833,377
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$15.76	$20.72	$11.70	$14.54	$13.69
Class C:
Net assets	$100,739,243	$32,278,431	$26,334,078	$74,683,541	$29,462,564
Shares outstanding	6,379,663	1,559,095	2,258,973	5,139,698	2,138,199
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$15.79	$20.70	$11.66	$14.53	$13.78
Class I:
Net assets	$—	$—	$341,706	$—	$—
Shares outstanding	—	—	25,295	—	—
Net asset value, offering and redemption price per share	$—	$—	$13.51	$—	$—
Class Z:
Net assets	$76,998,879	$—	$—	$—	$—
Shares outstanding	4,266,634	—	—	—	—
Net asset value, offering and redemption price per share	$18.05	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2010 — (unaudited) (continued)

	Focused Growth and Income Portfolio	Focused Technology Portfolio	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio
ASSETS:
Investments at value (unaffiliated)*	$229,908,839	$68,284,246	$246,942,070	$69,088,321
Investments at value (affiliated)*	—	—	—	—
Repurchase agreements (cost approximates value)	17,729,000	3,429,000	1,516,000	1,927,000
Total investments	247,637,839	71,713,246	248,458,070	71,015,321
Cash	1,201	360	424	—
Foreign cash*	—	—	—	—
Receivable for:
Fund shares sold	12,084	3,075	4,514,419	7,790
Dividends and interest	158,343	5,461	300,014	11,523
Investments sold	22,987,585	868,045	—	4,147,875
Prepaid expenses and other assets	29,943	12,286	5,434	5,294
Due from investment adviser for expense reimbursements/fee waivers	—	—	18,102	5,805
Total assets	270,826,995	72,602,473	253,296,463	75,193,608
LIABILITIES:
Payable for:
Fund shares redeemed	755,599	93,776	150,394	50,468
Investments purchased	7,732,526	—	—	2,218,429
Investment advisory and management fees	164,493	61,659	69,185	61,441
Distribution and service maintenance fees	118,470	30,512	116,921	26,273
Transfer agent fees and expenses	66,109	22,890	52,120	16,689
Directors' fees and expenses	17,807	673	565	167
Other accrued expenses	108,223	60,075	33,483	50,232
Line of credit	—	—	—	—
Dividends payable	—	—	—	—
Due to investment adviser for expense recoupment	10,518	1,860	—	—
Due to custodian	—	—	—	1,525
Due to custodian for foreign cash	—	—	—	22,441
Total liabilities	8,973,745	271,445	422,668	2,447,665
Net Assets	$261,853,250	$72,331,028	$252,873,795	$72,745,943
*Cost
Investments (unaffiliated)	$213,227,414	$52,210,962	$222,137,326	$67,427,575
Investments (affiliated)	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$(12,944)

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2010 — (unaudited) (continued)

	Focused Growth and Income Portfolio	Focused Technology Portfolio	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio
COMPOSITION OF NET ASSETS:
Common stock, $0.0001 par value (3 billion shares authorized)	$1,996	$1,164	$2,381	$770
Paid-in capital	387,484,811	94,491,070	261,807,303	115,710,215
	387,486,807	94,492,234	261,809,684	115,710,985
Accumulated undistributed net investment income (loss)	126,620	(533,546)	661,167	(536,754)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions received from underlying funds	(142,441,602)	(37,700,944)	(34,401,800)	(44,079,543)
Unrealized appreciation (depreciation) on investments	16,681,425	16,073,284	24,804,744	1,660,746
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(9,491)
Net Assets	$261,853,250	$72,331,028	$252,873,795	$72,745,943
Class A:
Net assets	$185,625,609	$56,180,666	$158,739,206	$64,000,231
Shares outstanding	13,772,892	8,912,166	14,929,481	6,757,387
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$13.48	$6.30	$10.63	$9.47
Maximum sales charge (5.75% of offering price)	0.82	0.38	0.65	0.58
Maximum offering price to public	$14.30	$6.68	$11.28	$10.05
Class B:
Net assets	$24,266,603	$4,830,497	$19,581,076	$—
Shares outstanding	1,970,478	814,922	1,847,690	—
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$12.32	$5.93	$10.60	$—
Class C:
Net assets	$51,364,855	$11,319,865	$74,553,513	$8,745,712
Shares outstanding	4,172,515	1,908,795	7,032,699	939,213
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$12.31	$5.93	$10.60	$9.31
Class I:
Net assets	$596,183	$—	$—	$—
Shares outstanding	44,070	—	—	—
Net asset value, offering and redemption price per share	$13.53	$—	$—	$—
Class Z:
Net assets	$—	$—	$—	$—
Shares outstanding	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2010 — (unaudited)

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$—	$—
Dividends (affiliated)	1,264,661	5,037,551	1,654,203	231,889	222,574
Interest (unaffiliated)	—	—	—	—	—
Total investment income*	1,264,661	5,037,551	1,654,203	231,889	222,574
Expenses:
Investment advisory and management fees	111,219	223,253	108,719	15,398	9,291
Distribution and service maintenance fees:
Class A	—	—	—	—	—
Class B	147,533	301,393	149,740	20,029	12,907
Class C	303,519	631,725	287,201	40,377	23,060
Service fees Class I	—	—	—	—	—
Transfer agent fees and expenses:
Class A	14,179	21,423	11,708	1,854	1,890
Class B	7,328	10,045	5,668	1,309	932
Class C	8,628	14,124	5,974	1,527	719
Class I	234	—	287	—	—
Class Z	—	—	—	—	—
Registration fees:
Class A	6,569	8,317	7,104	5,746	6,048
Class B	6,595	6,611	5,686	5,169	5,073
Class C	6,853	7,961	7,048	5,911	5,679
Class I	3,640	—	4,847	—	—
Class Z	—	—	—	—	—
Custodian and accounting fees	8,912	8,877	8,869	8,912	8,877
Reports to shareholders	47,106	67,447	29,094	4,129	2,670
Audit and tax fees	14,299	12,220	14,350	14,377	14,413
Legal fees	2,415	6,772	4,181	3,317	1,709
Directors' fees and expenses	12,249	24,201	12,147	1,672	1,110
Interest expense	—	—	—	—	—
Other expenses	7,487	8,478	7,583	6,080	5,889
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	708,765	1,352,847	670,206	135,807	100,267
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	19,029	—	(5,218)	(36,908)	(41,072)
Custody credits earned on cash balances	—	—	—	—	—
Fees paid indirectly (Note 8)	—	—	—	—	—
Net expenses	727,794	1,352,847	664,988	98,899	59,195
Net investment income (loss)	536,867	3,684,704	989,215	132,990	163,379
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	—	—	—	—	—
Net realized gain (loss) on investments (affiliated)	11,250,863	(10,617,850)	(284,244)	(980,374)	501,475
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	173,420	739,925	942,770	374,813	282,088
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	11,424,283	(9,877,925)	658,526	(605,561)	783,563
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	19,401,880	41,884,896	16,719,808	1,434,718	(549,667)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	19,401,880	41,884,896	16,719,808	1,434,718	(549,667)
Net realized and unrealized gain (loss) on investments and foreign currencies	30,826,163	32,006,971	17,378,334	829,157	233,896
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,363,030	$35,691,675	$18,367,549	$962,147	$397,275
*Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2010 — (unaudited) (continued)

	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Value Portfolio	Focused Small-Cap Value Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,502,995	$787,756	$704,881	$1,371,845	$1,069,302
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	492	496	7,266	78	393
Total investment income*	2,503,487	788,252	712,147	1,371,923	1,069,695
Expenses:
Investment advisory and management fees	1,761,370	964,297	780,545	1,213,440	635,478
Distribution and service maintenance fees:
Class A	448,168	246,028	274,913	241,045	228,164
Class B	201,021	104,051	80,276	151,759	56,235
Class C	502,261	157,308	127,765	372,981	139,175
Service fees Class I	—	—	1,469	—	—
Transfer agent fees and expenses:
Class A	327,830	180,658	202,848	170,557	153,469
Class B	56,271	28,312	25,433	39,671	16,693
Class C	127,090	39,490	34,099	90,457	37,301
Class I	—	—	1,466	—	—
Class Z	78	—	—	—	—
Registration fees:
Class A	7,807	7,203	7,000	8,244	9,002
Class B	4,927	4,911	4,722	5,262	5,154
Class C	6,067	5,265	5,108	6,375	5,808
Class I	—	—	4,827	—	—
Class Z	1,184	—	—	—	—
Custodian and accounting fees	48,193	37,865	21,852	41,816	32,912
Reports to shareholders	87,932	41,950	21,641	61,205	21,449
Audit and tax fees	16,881	17,918	18,373	17,565	18,446
Legal fees	7,465	5,327	4,371	4,271	3,863
Directors' fees and expenses	22,956	11,159	9,684	13,280	8,145
Interest expense	—	3,212	422	1,216	1,967
Other expenses	17,582	10,962	10,096	12,668	10,037
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	3,645,083	1,865,916	1,636,910	2,451,812	1,383,298
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(37,427)	98,097	(23,614)	6,587
Custody credits earned on cash balances	(4)	(16)	—	—	(103)
Fees paid indirectly (Note 8)	(7,839)	(3,989)	(19,631)	—	(8,990)
Net expenses	3,637,240	1,824,484	1,715,376	2,428,198	1,380,792
Net investment income (loss)	(1,133,753)	(1,036,232)	(1,003,229)	(1,056,275)	(311,097)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	15,709,672	(318,040)	27,438,867	7,212,927	19,291,543
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(11,930)	—	(34,496)	139,108
Net realized gain (loss) on investments and foreign currencies	15,709,672	(329,970)	27,438,867	7,178,431	19,430,651
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	39,687,670	27,783,536	(875,862)	26,334,822	24,169,711
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(8,597)	(6,178)	—	1,221	(6,235)
Net unrealized gain (loss) on investments and foreign currencies	39,679,073	27,777,358	(875,862)	26,336,043	24,163,476
Net realized and unrealized gain (loss) on investments and foreign currencies	55,388,745	27,447,388	26,563,005	33,514,474	43,594,127
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,254,992	$26,411,156	$25,559,776	$32,458,199	$43,283,030
*Net of foreign withholding taxes on interest and dividends of	$6,401	$49,769	$2,230	$61,560	$417

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2010 — (unaudited) (continued)

	Focused Growth and Income Portfolio	Focused Technology Portfolio	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,945,288	$218,918	$3,654,451	$260,766
Dividends (affiliated)	—	—	—	—
Interest (unaffiliated)	162	116	251	217
Total investment income*	1,945,450	219,034	3,654,702	260,983
Expenses:
Investment advisory and management fees	816,107	371,625	310,146	378,295
Distribution and service maintenance fees:
Class A	230,136	101,351	184,245	117,020
Class B	105,612	25,876	85,878	—
Class C	222,920	56,174	273,839	43,953
Service fees Class I	380	—	—	—
Transfer agent fees and expenses:
Class A	154,192	72,524	121,377	75,592
Class B	27,227	7,736	21,574	—
Class C	53,458	15,405	63,745	11,173
Class I	371	—	—	—
Class Z	—	—	—	—
Registration fees:
Class A	7,641	7,208	10,075	8,129
Class B	5,717	4,981	8,083	—
Class C	6,155	5,237	8,244	5,068
Class I	7,306	—	—	—
Class Z	—	—	—	—
Custodian and accounting fees	22,547	21,034	22,296	39,261
Reports to shareholders	33,258	17,410	15,011	—
Audit and tax fees	16,881	17,400	18,460	18,116
Legal fees	2,289	4,018	3,550	5,675
Directors' fees and expenses	7,183	3,509	6,624	3,987
Interest expense	285	24	—	248
Other expenses	10,709	8,465	8,621	8,301
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,730,374	739,977	1,161,768	714,818
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	93,321	12,013	(86,121)	(35,576)
Custody credits earned on cash balances	(3)	—	(6)	(6)
Fees paid indirectly (Note 8)	(9,434)	(770)	—	(1,652)
Net expenses	1,814,258	751,220	1,075,641	677,584
Net investment income (loss)	131,192	(532,186)	2,579,061	(416,601)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	14,234,959	3,437,815	16,862,209	1,118,368
Net realized gain (loss) on investments (affiliated)	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(73)
Net realized gain (loss) on investments and foreign currencies	14,234,959	3,437,815	16,862,209	1,118,295
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	11,291,548	6,966,781	7,237,069	5,616,626
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(10,529)
Net unrealized gain (loss) on investments and foreign currencies	11,291,548	6,966,781	7,237,069	5,606,097
Net realized and unrealized gain (loss) on investments and foreign currencies	25,526,507	10,404,596	24,099,278	6,724,392
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,657,699	$9,872,410	$26,678,339	$6,307,791
*Net of foreign withholding taxes on interest and dividends of	$—	$1,977	$—	$2,385

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	Focused Equity Strategy Portfolio		Focused Multi-Asset Strategy Portfolio		Focused Balanced Strategy Portfolio
	For the six months ended April 30, 2010 (unaudited)	For the year ended October 31, 2009	For the six months ended April 30, 2010 (unaudited)	For the year ended October 31, 2009	For the six months ended April 30, 2010 (unaudited)	For the year ended October 31, 2009
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$536,867	$994,102	$3,684,704	$7,385,713	$989,215	$2,916,062
Net realized gain (loss) on investments and foreign currencies	11,424,283	(75,218,184)	(9,877,925)	(91,166,962)	658,526	(30,997,322)
Net unrealized gain (loss) on investments and foreign currencies	19,401,880	101,844,228	41,884,896	141,606,070	16,719,808	50,505,859
Net increase (decrease) in net assets resulting from operations	31,363,030	27,620,146	35,691,675	57,824,821	18,367,549	22,424,599
Distributions to shareholders from:
Net investment income (Class A)	(684,309)	(808,205)	(2,444,058)	(4,495,089)	(754,741)	(1,465,657)
Net investment income (Class B)	(90,178)	—	(868,436)	(1,977,916)	(343,856)	(689,503)
Net investment income (Class C)	(184,593)	—	(1,823,744)	(4,238,892)	(665,859)	(1,295,154)
Net investment income (Class I)	(6,081)	(11,439)	—	—	(7,556)	(28,409)
Net investment income (Class Z)	—	—	—	—	—	—
Return of capital (Class A)	—	—	—	—	—	—
Return of capital (Class B)	—	—	—	—	—	—
Return of capital (Class C)	—	—	—	—	—	—
Return of capital (Class I)	—	—	—	—	—	—
Return of capital (Class Z)	—	—	—	—	—	—
Net realized gain on securities (Class A)	—	—	—	—	—	—
Net realized gain on securities (Class B)	—	—	—	—	—	—
Net realized gain on securities (Class C)	—	—	—	—	—	—
Net realized gain on securities (Class I)	—	—	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—	—	—
Total distributions to shareholders	(965,161)	(819,644)	(5,136,238)	(10,711,897)	(1,772,012)	(3,478,723)
Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(26,995,712)	(59,999,444)	(26,980,683)	(67,346,216)	(21,115,652)	(43,139,537)
Total increase (decrease) in net assets	3,402,157	(33,198,942)	3,574,754	(20,233,292)	(4,520,115)	(24,193,661)
NET ASSETS:
Beginning of period	221,141,783	254,340,725	443,325,195	463,558,487	220,577,456	244,771,117
End of period†	$224,543,940	$221,141,783	$446,899,949	$443,325,195	$216,057,341	$220,577,456
†Includes accumulated undistributed net investment income (loss)	$528,091	$956,385	$(193,521)	$1,258,013	$(757,986)	$24,811

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Fixed Income and Equity Strategy Portfolio		Focused Fixed Income Strategy Portfolio		Focused Large-Cap Growth Portfolio
	For the six months ended April 30, 2010 (unaudited)	For the year ended October 31, 2009	For the six months ended April 30, 2010 (unaudited)	For the year ended October 31, 2009	For the six months ended April 30, 2010 (unaudited)	For the year ended October 31, 2009
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$132,990	$362,626	$163,379	$548,589	$(1,133,753)	$(1,326,579)
Net realized gain (loss) on investments and foreign currencies	(605,561)	(992,610)	783,563	(1,103,767)	15,709,672	(97,639,674)
Net unrealized gain (loss) on investments and foreign currencies	1,434,718	3,409,536	(549,667)	2,652,172	39,679,073	143,133,615
Net increase (decrease) in net assets resulting from operations	962,147	2,779,552	397,275	2,096,994	54,254,992	44,167,362
Distributions to shareholders from:
Net investment income (Class A)	(171,399)	(218,221)	(165,246)	(253,830)	—	—
Net investment income (Class B)	(66,185)	(70,408)	(73,775)	(102,638)	—	—
Net investment income (Class C)	(135,255)	(145,238)	(130,702)	(192,121)	—	—
Net investment income (Class I)	—	—	—	—	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Return of capital (Class A)	—	—	—	—	—	—
Return of capital (Class B)	—	—	—	—	—	—
Return of capital (Class C)	—	—	—	—	—	—
Return of capital (Class I)	—	—	—	—	—	—
Return of capital (Class Z)	—	—	—	—	—	—
Net realized gain on securities (Class A)	—	—	—	—	—	—
Net realized gain on securities (Class B)	—	—	—	—	—	—
Net realized gain on securities (Class C)	—	—	—	—	—	—
Net realized gain on securities (Class I)	—	—	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—	—	—
Total distributions to shareholders	(372,839)	(433,867)	(369,723)	(548,589)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(2,808,439)	(7,775,075)	(3,231,854)	(1,860,968)	56,068,835	(90,651,450)
Total increase (decrease) in net assets	(2,219,131)	(5,429,390)	(3,204,302)	(312,563)	110,323,827	(46,484,088)
NET ASSETS:
Beginning of period	32,174,057	37,603,447	20,447,666	20,760,229	398,078,565	444,562,653
End of period†	$29,954,926	$32,174,057	$17,243,364	$20,447,666	$508,402,392	$398,078,565
†Includes accumulated undistributed net investment income (loss)	$(218,947)	$20,902	$(188,503)	$17,841	$(2,198,172)	$(1,064,419)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Growth Portfolio		Focused Small-Cap Growth Portfolio		Focused Value Portfolio
	For the six months ended April 30, 2010 (unaudited)	For the year ended October 31, 2009	For the six months ended April 30, 2010 (unaudited)	For the year ended October 31, 2009	For the six months ended April 30, 2010 (unaudited)	For the year ended October 31, 2009
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(1,036,232)	$(1,972,676)	$(1,003,229)	$(1,753,379)	$(1,056,275)	$(926,048)
Net realized gain (loss) on investments and foreign currencies	(329,970)	(32,503,688)	27,438,867	(21,830,707)	7,178,431	(97,570,370)
Net unrealized gain (loss) on investments and foreign currencies	27,777,358	71,596,481	(875,862)	33,716,789	26,336,043	128,459,041
Net increase (decrease) in net assets resulting from operations	26,411,156	37,120,117	25,559,776	10,132,703	32,458,199	29,962,623
Distributions to shareholders from:
Net investment income (Class A)	—	—	—	—	—	(705,470)
Net investment income (Class B)	—	—	—	—	—	—
Net investment income (Class C)	—	—	—	—	—	—
Net investment income (Class I)	—	—	—	—	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Return of capital (Class A)	—	—	—	—	—	(221,388)
Return of capital (Class B)	—	—	—	—	—	—
Return of capital (Class C)	—	—	—	—	—	—
Return of capital (Class I)	—	—	—	—	—	—
Return of capital (Class Z)	—	—	—	—	—	—
Net realized gain on securities (Class A)	—	—	—	—	—	—
Net realized gain on securities (Class B)	—	—	—	—	—	—
Net realized gain on securities (Class C)	—	—	—	—	—	—
Net realized gain on securities (Class I)	—	—	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—	—	—
Total distributions to shareholders	—	—	—	—	—	(926,858)
Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(18,465,362)	(45,410,642)	55,002,059	(32,393,192)	(25,675,078)	(65,167,583)
Total increase (decrease) in net assets	7,945,794	(8,290,525)	80,561,835	(22,260,489)	6,783,121	(36,131,818)
NET ASSETS:
Beginning of period	188,082,092	196,372,617	123,288,754	145,549,243	237,567,931	273,699,749
End of period†	$196,027,886	$188,082,092	$203,850,589	$123,288,754	$244,351,052	$237,567,931
†Includes accumulated undistributed net investment income (loss)	$(1,044,300)	$(8,068)	$(1,005,620)	$(2,391)	$(1,213,013)	$(156,738)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Small-Cap Value Portfolio		Focused Growth and Income Portfolio		Focused Technology Portfolio
	For the six months ended April 30, 2010 (unaudited)	For the year ended October 31, 2009	For the six months ended April 30, 2010 (unaudited)	For the year ended October 31, 2009	For the six months ended April 30, 2010 (unaudited)	For the year ended October 31, 2009
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(311,097)	$564,203	$131,192	$(87,868)	$(532,186)	$(783,669)
Net realized gain (loss) on investments and foreign currencies	19,430,651	(15,095,249)	14,234,959	(54,063,888)	3,437,815	(3,796,026)
Net unrealized gain (loss) on investments and foreign currencies	24,163,476	19,303,802	11,291,548	61,437,579	6,966,781	18,000,069
Net increase (decrease) in net assets resulting from operations	43,283,030	4,772,756	25,657,699	7,285,823	9,872,410	13,420,374
Distributions to shareholders from:
Net investment income (Class A)	(2,501,189)	(344,116)	—	—	—	—
Net investment income (Class B)	(180,298)	—	—	—	—	—
Net investment income (Class C)	(429,567)	—	—	—	—	—
Net investment income (Class I)	—	—	—	—	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Return of capital (Class A)	—	—	—	—	—	—
Return of capital (Class B)	—	—	—	—	—	—
Return of capital (Class C)	—	—	—	—	—	—
Return of capital (Class I)	—	—	—	—	—	—
Return of capital (Class Z)	—	—	—	—	—	—
Net realized gain on securities (Class A)	—	—	—	—	—	—
Net realized gain on securities (Class B)	—	—	—	—	—	—
Net realized gain on securities (Class C)	—	—	—	—	—	—
Net realized gain on securities (Class I)	—	—	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—	—	—
Total distributions to shareholders	(3,111,054)	(344,116)	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(51,692,300)	(9,319,383)	110,147,943	(104,773,236)	(10,030,057)	21,725,539
Total increase (decrease) in net assets	(11,520,324)	(4,890,743)	135,805,642	(97,487,413)	(157,647)	35,145,913
NET ASSETS:
Beginning of period	172,438,776	177,329,519	126,047,608	223,535,021	72,488,675	37,342,762
End of period†	$160,918,452	$172,438,776	$261,853,250	$126,047,608	$72,331,028	$72,488,675
†Includes accumulated undistributed net investment income (loss)	$(1,063,569)	$2,358,582	$126,620	$(4,572)	$(533,546)	$(1,360)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Dividend Strategy Portfolio		Focused StarALPHA Portfolio
	For the six months ended April 30, 2010 (unaudited)	For the year ended October 31, 2009	For the six months ended April 30, 2010 (unaudited)	For the year ended October 31, 2009
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$2,579,061	$4,126,172	$(416,601)	$(546,763)
Net realized gain (loss) on investments and foreign currencies	16,862,209	(29,833,848)	1,118,295	(21,805,327)
Net unrealized gain (loss) on investments and foreign currencies	7,237,069	48,139,800	5,606,097	28,398,339
Net increase (decrease) in net assets resulting from operations	26,678,339	22,432,124	6,307,791	6,046,249
Distributions to shareholders from:
Net investment income (Class A)	(1,484,978)	(2,229,637)	(44,149)	—
Net investment income (Class B)	(187,193)	(484,780)	—	—
Net investment income (Class C)	(566,881)	(1,255,477)	—	—
Net investment income (Class I)	—	—	—	—
Net investment income (Class Z)	—	—	—	—
Return of capital (Class A)	—	—	—	—
Return of capital (Class B)	—	—	—	—
Return of capital (Class C)	—	—	—	—
Return of capital (Class I)	—	—	—	—
Return of capital (Class Z)	—	—	—	—
Net realized gain on securities (Class A)	—	—	—	—
Net realized gain on securities (Class B)	—	—	—	—
Net realized gain on securities (Class C)	—	—	—	—
Net realized gain on securities (Class I)	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—
Total distributions to shareholders	(2,239,052)	(3,969,894)	(44,149)	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	98,853,540	(5,107,790)	(9,988,507)	(16,652,478)
Total increase (decrease) in net assets	123,292,827	13,354,440	(3,724,865)	(10,606,229)
NET ASSETS:
Beginning of period	129,580,968	116,226,528	76,470,808	87,077,037
End of period†	$252,873,795	$129,580,968	$72,745,943	$76,470,808
†Includes accumulated undistributed net investment income (loss)	$661,167	$321,158	$(536,754)	$(76,004)

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED EQUITY STRATEGY PORTFOLIO
	Class A
10/31/05	$16.67	$(0.02)	$2.22	$2.20	$(0.21)	$—	$(0.06)	$(0.27)	$18.60	13.28%	$184,509	0.20	%(4)	(0.09	)%(4)	13%
10/31/06	18.60	0.02	2.03	2.05	(0.32)	—	(0.78)	(1.10)	19.55	11.41	199,098	0.17	(4)	0.09	(4)	28
10/31/07	19.55	0.02	3.45	3.47	(0.56)	—	(1.14)	(1.70)	21.32	18.95	196,206	0.17		0.09		87
10/31/08	21.32	(0.03)	(7.85)	(7.88)	(0.61)	—	(3.79)	(4.40)	9.04	(45.66)	86,347	0.20		(0.18)		27
10/31/09	9.04	0.08	1.40	1.48	(0.09)	—	—	(0.09)	10.43	16.61	81,837	0.25	(4)	0.84	(4)	40
04/30/10(5)	10.43	0.05	1.53	1.58	(0.09)	—	—	(0.09)	11.92	15.23	85,309	0.25	(4)(6)	0.89	(4)(6)	17
	Class B
10/31/05	$16.46	$(0.15)	$2.21	$2.06	$(0.10)	$—	$(0.06)	$(0.16)	$18.36	12.58%	$113,602	0.87	%(4)	(0.81	)%(4)	13%
10/31/06	18.36	(0.11)	2.01	1.90	(0.21)	—	(0.78)	(0.99)	19.27	10.63	127,528	0.83	(4)	(0.58	)(4)	28
10/31/07	19.27	(0.12)	3.42	3.30	(0.44)	—	(1.14)	(1.58)	20.99	18.20	124,754	0.83		(0.61)		87
10/31/08	20.99	(0.11)	(7.73)	(7.84)	(0.48)	—	(3.79)	(4.27)	8.88	(45.97)	52,822	0.85		(0.76)		27
10/31/09	8.88	0.02	1.39	1.41	—	—	—	—	10.29	15.88	45,023	0.90	(4)	0.24	(4)	40
04/30/10(5)	10.29	0.01	1.51	1.52	(0.02)	—	—	(0.02)	11.79	14.80	45,459	0.90	(4)(6)	0.24	(4)(6)	17
	Class C
10/31/05	$16.46	$(0.13)	$2.19	$2.06	$(0.10)	$—	$(0.06)	$(0.16)	$18.36	12.58%	$298,568	0.84	%(4)	(0.75	)%(4)	13%
10/31/06	18.36	(0.10)	2.01	1.91	(0.21)	—	(0.78)	(0.99)	19.28	10.68	320,130	0.81	(4)	(0.52	)(4)	28
10/31/07	19.28	(0.11)	3.41	3.30	(0.44)	—	(1.14)	(1.58)	21.00	18.19	309,753	0.81		(0.55)		87
10/31/08	21.00	(0.08)	(7.76)	(7.84)	(0.48)	—	(3.79)	(4.27)	8.89	(45.95)	114,050	0.83		(0.55)		27
10/31/09	8.89	0.02	1.39	1.41	—	—	—	—	10.30	15.86	93,604	0.90	(4)	0.25	(4)	40
04/30/10(5)	10.30	0.01	1.51	1.52	(0.02)	—	—	(0.02)	11.80	14.79	93,076	0.90	(4)(6)	0.24	(4)(6)	17
	Class I
10/31/05	$16.67	$(0.01)	$2.22	$2.21	$(0.23)	$—	$(0.06)	$(0.29)	$18.59	13.33%	$6,035	0.15	%(4)	(0.08	)%(4)	13%
10/31/06	18.59	0.15	1.91	2.06	(0.33)	—	(0.78)	(1.11)	19.54	11.45	3,434	0.15	(4)	0.79	(4)	28
10/31/07	19.54	0.15	3.33	3.48	(0.58)	—	(1.14)	(1.72)	21.30	19.02	2,394	0.15	(4)	0.74	(4)	87
10/31/08	21.30	(0.05)	(7.81)	(7.86)	(0.62)	—	(3.79)	(4.41)	9.03	(45.59)	1,122	0.15	(4)	(0.32	)(4)	27
10/31/09	9.03	0.09	1.40	1.49	(0.10)	—	—	(0.10)	10.42	16.75	677	0.15	(4)	1.06	(4)	40
04/30/10(5)	10.42	0.05	1.53	1.58	(0.10)	—	—	(0.10)	11.90	15.29	701	0.15	(4)(6)	0.95	(4)(6)	17

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/05	10/31/06	10/31/07	10/31/08	10/31/09	04/30/10(5)(6)
Focused Equity Strategy A	(0.01)%	(0.00)%	—%	—%	0.04%	(0.02)%
Focused Equity Strategy B	(0.01)	(0.00)	—	—	0.05	(0.01)
Focused Equity Strategy C	(0.01)	(0.00)	—	—	0.02	(0.03)
Focused Equity Strategy I	0.10	0.27	0.15	0.52	1.41	1.20

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
	Class A
10/31/05	$15.99	$0.08	$1.71	$1.79	$(0.22)	$—	$(0.01)	$(0.23)	$17.55	11.20%	$225,664	0.20	%(4)	0.51	%(4)	1%
10/31/06	17.55	0.16	2.08	2.24	(0.32)	—	(0.16)	(0.48)	19.31	12.99	274,699	0.17	(4)	0.87	(4)	16
10/31/07	19.31	0.16	2.81	2.97	(0.44)	—	(1.02)	(1.46)	20.82	16.31	304,984	0.17		0.85		37
10/31/08	20.82	0.16	(6.28)	(6.12)	(0.70)	—	(3.25)	(3.95)	10.75	(35.56)	156,584	0.18		1.06		10
10/31/09	10.75	0.23	1.43	1.66	(0.32)	—	—	(0.32)	12.09	16.06	156,759	0.23		2.15		30
04/30/10(5)	12.09	0.13	0.89	1.02	(0.19)	—	—	(0.19)	12.92	8.52	161,675	0.19	(6)	2.05	(6)	9
	Class B
10/31/05	$15.86	$(0.03)	$1.68	$1.65	$(0.12)	$—	$(0.01)	$(0.13)	$17.38	10.37%	$135,585	0.86	%(4)	(0.17	)%(4)	1%
10/31/06	17.38	0.04	2.07	2.11	(0.21)	—	(0.16)	(0.37)	19.12	12.32	163,010	0.82	(4)	0.20	(4)	16
10/31/07	19.12	0.04	2.78	2.82	(0.32)	—	(1.02)	(1.34)	20.60	15.56	175,763	0.82		0.22		37
10/31/08	20.60	0.05	(6.20)	(6.15)	(0.57)	—	(3.25)	(3.82)	10.63	(35.95)	95,631	0.83		0.36		10
10/31/09	10.63	0.16	1.42	1.58	(0.23)	—	—	(0.23)	11.98	15.26	92,164	0.88		1.52		30
04/30/10(5)	11.98	0.09	0.88	0.97	(0.11)	—	—	(0.11)	12.84	8.18	92,677	0.84	(6)	1.42	(6)	9
	Class C
10/31/05	$15.86	$(0.02)	$1.68	$1.66	$(0.12)	$—	$(0.01)	$(0.13)	$17.39	10.44%	$359,119	0.84	%(4)	(0.11	)%(4)	1%
10/31/06	17.39	0.04	2.06	2.10	(0.21)	—	(0.16)	(0.37)	19.12	12.25	414,635	0.81		0.23		16
10/31/07	19.12	0.05	2.78	2.83	(0.32)	—	(1.02)	(1.34)	20.61	15.62	425,720	0.80		0.27		37
10/31/08	20.61	0.07	(6.23)	(6.16)	(0.57)	—	(3.25)	(3.82)	10.63	(35.98)	211,343	0.82		0.44		10
10/31/09	10.63	0.17	1.42	1.59	(0.22)	—	—	(0.22)	12.00	15.39	194,402	0.87		1.56		30
04/30/10(5)	12.00	0.09	0.88	0.97	(0.11)	—	—	(0.11)	12.86	8.17	192,548	0.83	(6)	1.43	(6)	9

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/05	10/31/06
Focused Multi-Asset Strategy A	(0.01)%	(0.00)%
Focused Multi-Asset Strategy B	(0.02)	(0.00)
Focused Multi-Asset Strategy C	(0.02)	—

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED BALANCED STRATEGY PORTFOLIO
	Class A
10/31/05	$15.41	$0.18	$1.23	$1.41	$(0.30)	$—	$(0.17)	$(0.47)	$16.35	9.23%	$144,668	0.19	%(4)	1.10	%(4)	14%
10/31/06	16.35	0.25	1.22	1.47	(0.43)	—	(0.66)	(1.09)	16.73	9.31	143,157	0.17		1.55		30
10/31/07	16.73	0.27	1.97	2.24	(0.58)	—	(0.65)	(1.23)	17.74	14.09	147,508	0.17		1.61		60
10/31/08	17.74	0.29	(4.90)	(4.61)	(0.63)	—	(2.26)	(2.89)	10.24	(30.44)	84,727	0.19		2.09		20
10/31/09	10.24	0.17	1.10	1.27	(0.19)	—	—	(0.19)	11.32	12.66	83,178	0.25		1.71		46
04/30/10(5)	11.32	0.08	0.92	1.00	(0.11)	—	—	(0.11)	12.21	8.85	82,056	0.22	(6)	1.30	(6)	6
	Class B
10/31/05	$15.39	$0.07	$1.23	$1.30	$(0.20)	$—	$(0.17)	$(0.37)	$16.32	8.47%	$114,867	0.85	%(4)	0.44	%(4)	14%
10/31/06	16.32	0.15	1.21	1.36	(0.32)	—	(0.66)	(0.98)	16.70	8.61	110,559	0.83		0.92		30
10/31/07	16.70	0.17	1.96	2.13	(0.47)	—	(0.65)	(1.12)	17.71	13.37	103,744	0.83		1.01		60
10/31/08	17.71	0.21	(4.90)	(4.69)	(0.54)	—	(2.26)	(2.80)	10.22	(30.91)	54,611	0.84		1.51		20
10/31/09	10.22	0.12	1.07	1.19	(0.13)	—	—	(0.13)	11.28	11.89	46,610	0.90		1.12		46
04/30/10(5)	11.28	0.04	0.92	0.96	(0.09)	—	—	(0.09)	12.15	8.51	45,833	0.87	(6)	0.65	(6)	6
	Class C
10/31/05	$15.41	$0.08	$1.23	$1.31	$(0.20)	$—	$(0.17)	$(0.37)	$16.35	8.52%	$212,036	0.83	%(4)	0.48	%(4)	14%
10/31/06	16.35	0.15	1.21	1.36	(0.32)	—	(0.66)	(0.98)	16.73	8.60	205,830	0.81		0.93		30
10/31/07	16.73	0.18	1.95	2.13	(0.47)	—	(0.65)	(1.12)	17.74	13.35	191,695	0.81		1.05		60
10/31/08	17.74	0.21	(4.90)	(4.69)	(0.54)	—	(2.26)	(2.80)	10.25	(30.85)	103,814	0.82		1.51		20
10/31/09	10.25	0.12	1.07	1.19	(0.13)	—	—	(0.13)	11.31	11.87	89,888	0.87		1.13		46
04/30/10(5)	11.31	0.04	0.93	0.97	(0.09)	—	—	(0.09)	12.19	8.58	87,298	0.85	(6)	0.67	(6)	6
	Class I
10/31/05	$15.41	$0.17	$1.24	$1.41	$(0.31)	$—	$(0.17)	$(0.48)	$16.34	9.22%	$14,889	0.15	%(4)	1.08	%(4)	14%
10/31/06	16.34	0.44	1.03	1.47	(0.43)	—	(0.66)	(1.09)	16.72	9.34	5,772	0.15	(4)	2.53	(4)	30
10/31/07	16.72	0.41	1.84	2.25	(0.59)	—	(0.65)	(1.24)	17.73	14.16	3,002	0.15	(4)	2.41	(4)	60
10/31/08	17.73	0.28	(4.87)	(4.59)	(0.64)	—	(2.26)	(2.90)	10.24	(30.36)	1,619	0.15	(4)	2.08	(4)	20
10/31/09	10.24	0.22	1.05	1.27	(0.20)	—	—	(0.20)	11.31	12.66	901	0.15	(4)	2.11	(4)	46
04/30/10(5)	11.31	0.08	0.93	1.01	(0.11)	—	—	(0.11)	12.21	8.96	870	0.15	(4)(6)	1.32	(4)(6)	6

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/05	10/31/06	10/31/07	10/31/08	10/31/09	04/30/10(5)(6)
Focused Balanced Strategy A	0.00%	—%	—%	—%	—%	—%
Focused Balanced Strategy B	(0.01)	—	—	—	—	—
Focused Balanced Strategy C	(0.01)	—	—	—	—	—
Focused Balanced Strategy I	0.03	0.16	0.18	0.34	0.94	1.26

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)(4)		Ratio of net investment income (loss) to average net assets(3)(4)		Port- folio Turn- over
FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
	Class A
10/31/05	$13.96	$0.35	$0.46	$0.81	$(0.37)	$—	$(0.31)	$(0.68)	$14.09	5.87%	$28,583	0.25%		2.44%		11%
10/31/06	14.09	0.43	0.59	1.02	(0.50)	—	(0.45)	(0.95)	14.16	7.58	23,337	0.25		3.09		49
10/31/07	14.16	0.42	0.84	1.26	(0.54)	—	(0.37)	(0.91)	14.51	9.28	22,365	0.25		3.00		51
10/31/08	14.51	0.39	(3.20)	(2.81)	(0.45)	—	(1.04)	(1.49)	10.21	(21.29)	13,311	0.25		3.12		46
10/31/09	10.21	0.15	0.77	0.92	(0.17)	—	—	(0.17)	10.96	9.11	12,308	0.25		1.45		27
04/30/10(5)	10.96	0.07	0.30	0.37	(0.16)	—	—	(0.16)	11.17	3.37	12,166	0.25	(6)	1.21	(6)	7
	Class B
10/31/05	$13.95	$0.25	$0.47	$0.72	$(0.28)	$—	$(0.31)	$(0.59)	$14.08	5.18%	$16,198	0.90%		1.79%		11%
10/31/06	14.08	0.33	0.59	0.92	(0.41)	—	(0.45)	(0.86)	14.14	6.81	14,267	0.90		2.33		49
10/31/07	14.14	0.34	0.82	1.16	(0.44)	—	(0.37)	(0.81)	14.49	8.55	12,774	0.90		2.40		51
10/31/08	14.49	0.31	(3.20)	(2.89)	(0.37)	—	(1.04)	(1.41)	10.19	(21.85)	7,949	0.90		2.47		46
10/31/09	10.19	0.09	0.77	0.86	(0.10)	—	—	(0.10)	10.95	8.52	6,435	0.90		0.81		27
04/30/10(5)	10.95	0.03	0.30	0.33	(0.12)	—	—	(0.12)	11.16	3.00	5,970	0.90	(6)	0.63	(6)	7
	Class C
10/31/05	$13.95	$0.25	$0.47	$0.72	$(0.28)	$—	$(0.31)	$(0.59)	$14.08	5.18%	$29,116	0.90%		1.80%		11%
10/31/06	14.08	0.32	0.60	0.92	(0.41)	—	(0.45)	(0.86)	14.14	6.81	27,150	0.90		2.32		49
10/31/07	14.14	0.33	0.83	1.16	(0.44)	—	(0.37)	(0.81)	14.49	8.55	23,233	0.90		2.32		51
10/31/08	14.49	0.31	(3.20)	(2.89)	(0.37)	—	(1.04)	(1.41)	10.19	(21.85)	16,343	0.90		2.46		46
10/31/09	10.19	0.09	0.77	0.86	(0.10)	—	—	(0.10)	10.95	8.52	13,430	0.90		0.81		27
04/30/10(5)	10.95	0.04	0.29	0.33	(0.12)	—	—	(0.12)	11.16	3.00	11,820	0.90	(6)	0.64	(6)	7

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/05	10/31/06	10/31/07	10/31/08	10/31/09	04/30/10(5)(6)
Focused Fixed Income and Equity Strategy A	(0.03)%	0.03%	0.04%	0.13%	0.24%	0.22%
Focused Fixed Income and Equity Strategy B	(0.00)	0.06	0.07	0.17	0.31	0.31
Focused Fixed Income and Equity Strategy C	(0.01)	0.02	0.04	0.12	0.22	0.22

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000's)	Ratio of expenses to average net assets(3)(4)		Ratio of net investment income (loss) to average net assets(3)(4)		Port- folio Turn- over
FOCUSED FIXED INCOME STRATEGY PORTFOLIO
	Class A
10/31/05	$13.02	$0.43	$(0.07)	$0.36	$(0.43)	$—	$(0.24)	$(0.67)	$12.71	2.78%		$10,109	0.25%		3.35%		22%
10/31/06	12.71	0.53	0.39	0.92	(0.54)	—	(0.11)	(0.65)	12.98	7.52		7,650	0.25		4.14		63
10/31/07	12.98	0.53	0.27	0.80	(0.52)	—	(0.00)	(0.52)	13.26	6.38		8,520	0.25		4.05		61
10/31/08	13.26	0.50	(1.89)	(1.39)	(0.51)	—	(0.53)	(1.04)	10.83	(11.31	)(5)	8,224	0.25		4.09		147
10/31/09	10.83	0.33	0.80	1.13	(0.33)	—	—	(0.33)	11.63	10.58		8,669	0.25		2.93		52
04/30/10(6)	11.63	0.13	0.15	0.28	(0.25)	—	—	(0.25)	11.66	2.41		6,690	0.25	(7)	2.18	(7)	11
	Class B
10/31/05	$13.01	$0.35	$(0.08)	$0.27	$(0.34)	$—	$(0.24)	$(0.58)	$12.70	2.12%		$7,436	0.90%		2.69%		22%
10/31/06	12.70	0.44	0.40	0.84	(0.46)	—	(0.11)	(0.57)	12.97	6.82		5,903	0.90		3.48		63
10/31/07	12.97	0.45	0.27	0.72	(0.44)	—	(0.00)	(0.44)	13.25	5.69		5,399	0.90		3.41		61
10/31/08	13.25	0.43	(1.90)	(1.47)	(0.43)	—	(0.53)	(0.96)	10.82	(11.90	)(5)	4,413	0.90		3.45		147
10/31/09	10.82	0.26	0.80	1.06	(0.26)	—	—	(0.26)	11.62	9.89		4,306	0.90		2.32		52
04/30/10(6)	11.62	0.09	0.15	0.24	(0.21)	—	—	(0.21)	11.65	2.08		3,700	0.90	(7)	1.49	(7)	11
	Class C
10/31/05	$13.00	$0.35	$(0.07)	$0.28	$(0.34)	$—	$(0.24)	$(0.58)	$12.70	2.20%		$14,010	0.90%		2.68%		22%
10/31/06	12.70	0.46	0.37	0.83	(0.46)	—	(0.11)	(0.57)	12.96	6.74		9,806	0.90		3.50		63
10/31/07	12.96	0.44	0.29	0.73	(0.44)	—	(0.00)	(0.44)	13.25	5.78		8,870	0.90		3.41		61
10/31/08	13.25	0.43	(1.91)	(1.48)	(0.43)	—	(0.53)	(0.96)	10.81	(11.98	)(5)	8,123	0.90		3.46		147
10/31/09	10.81	0.26	0.81	1.07	(0.26)	—	—	(0.26)	11.62	9.99		7,473	0.90		2.33		52
04/30/10(6)	11.62	0.08	0.15	0.23	(0.21)	—	—	(0.21)	11.64	1.99		6,853	0.90	(7)	1.46	(7)	11

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/05	10/31/06	10/31/07	10/31/08	10/31/09	04/30/10(6)(7)
Focused Fixed Income Strategy A	0.13%	0.27%	0.30%	0.38%	0.41%	0.43%
Focused Fixed Income Strategy B	0.18	0.35	0.39	0.47	0.52	0.53
Focused Fixed Income Strategy C	0.09	0.26	0.28	0.42	0.40	0.40

(5)  The Portfolio's performance figures for Class A, Class B and Class C were increased by 0.58%, 0.57% and 0.49% respectively from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

(6)  Unaudited

(7)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED LARGE-CAP GROWTH PORTFOLIO
	Class A
10/31/05	$15.84	$0.01	$1.96		$1.97	$—	$—	$—	$—	$17.81	12.44%	$724,610	1.52	%(4)	(0.01	)%(4)	125%
10/31/06	17.81	(0.13)	0.20		0.07	—	—	—	—	17.88	0.39	698,801	1.52	(4)	(0.74	)(4)	172
10/31/07	17.88	(0.13)	4.22		4.09	—	—	—	—	21.97	22.87	395,800	1.54	(3)(4)	(0.68	)(3)(4)	146
10/31/08	21.97	(0.10)	(8.63)		(8.73)	—	—	—	—	13.24	(39.74)	216,740	1.55	(3)	(0.54	)(3)	162
10/31/09	13.24	(0.03)	1.90		1.87	—	—	—	—	15.11	14.12	202,257	1.50	(4)	(0.22	)(4)	56
04/30/10(6)	15.11	(0.04)	2.00	(5)	1.96	—	—	—	—	17.07	12.97	294,655	1.45	(4)(7)	(0.39	)(4)(7)	46
	Class B
10/31/05	$15.19	$(0.09)	$1.85		$1.76	$—	$—	$—	$—	$16.95	11.59%	$342,067	2.20	%(4)	(0.62	)%(4)	125%
10/31/06	16.95	(0.24)	0.20		(0.04)	—	—	—	—	16.91	(0.24)	218,894	2.20	(4)	(1.42	)(4)	172
10/31/07	16.91	(0.26)	3.98		3.72	—	—	—	—	20.63	22.00	125,350	2.23	(3)(4)	(1.39	)(3)(4)	146
10/31/08	20.63	(0.21)	(8.07)		(8.28)	—	—	—	—	12.35	(40.14)	56,863	2.19	(3)	(1.17	)(3)	162
10/31/09	12.35	(0.11)	1.76		1.65	—	—	—	—	14.00	13.36	37,695	2.21	(4)	(0.90	)(4)	56
04/30/10(6)	14.00	(0.10)	1.86	(5)	1.76	—	—	—	—	15.76	12.57	36,009	2.14	(4)(7)	(1.06	)(4)(7)	46
	Class C
10/31/05	$15.19	$(0.09)	$1.86		$1.77	$—	$—	$—	$—	$16.96	11.65%	$398,270	2.18	%(4)	(0.60	)%(4)	125%
10/31/06	16.96	(0.24)	0.20		(0.04)	—	—	—	—	16.92	(0.24)	289,503	2.18	(4)	(1.40	)(4)	172
10/31/07	16.92	(0.25)	3.98		3.73	—	—	—	—	20.65	22.05	232,637	2.20	(3)(4)	(1.36	)(3)(4)	146
10/31/08	20.65	(0.21)	(8.08)		(8.29)	—	—	—	—	12.36	(40.15)	106,568	2.19	(3)	(1.17	)(3)	162
10/31/09	12.36	(0.11)	1.77		1.66	—	—	—	—	14.02	13.43	90,940	2.16	(4)	(0.87	)(4)	56
04/30/10(6)	14.02	(0.09)	1.86	(5)	1.77	—	—	—	—	15.79	12.62	100,739	2.10	(4)(7)	(1.02	)(4)(7)	46
	Class Z
10/31/05	$16.22	$0.11	$2.00		$2.11	$—	$—	$—	$—	$18.33	13.01%	$80,415	0.93	%(4)	0.57	%(4)	125%
10/31/06	18.33	(0.02)	0.21		0.19	—	—	—	—	18.52	1.04	80,266	0.94	(4)	(0.16	)(4)	172
10/31/07	18.52	(0.02)	4.39		4.37	—	—	—	—	22.89	23.60	91,157	0.94	(3)(4)	(0.11	)(3)(4)	146
10/31/08	22.89	0.01	(9.04)		(9.03)	—	—	—	—	13.86	(39.45)	64,392	0.95	(3)	0.03	(3)	162
10/31/09	13.86	0.06	2.00		2.06	—	—	—	—	15.92	14.86	67,187	0.87	(4)	0.41	(4)	56
04/30/10(6)	15.92	0.02	2.11	(5)	2.13	—	—	—	—	18.05	13.38	76,999	0.84	(4)(7)	0.24	(4)(7)	46

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements/fee waivers (based on average net assets):

	10/31/07	10/31/08
Focused Large-Cap Growth A	0.00%	0.01%
Focused Large-Cap Growth B	0.00	0.01
Focused Large-Cap Growth C	0.00	0.01
Focused Large-Cap Growth Z	0.00	0.01

(4)  Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/05	10/31/06	10/31/07	10/31/09	04/30/10(6)(7)
Focused Large-Cap Growth A	0.05%	0.04%	0.02%	0.00%	0.00%
Focused Large-Cap Growth B	0.06	0.04	0.02	0.00	0.00
Focused Large-Cap Growth C	0.06	0.04	0.02	0.00	0.00
Focused Large-Cap Growth Z	0.05	0.04	0.02	0.00	0.00

(5)  Includes the effect of a merger (See Note 2).

(6)  Unaudited

(7)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED GROWTH PORTFOLIO
	Class A
10/31/05	$17.98	$(0.24)	$4.28	$4.04	$—	$—	$—	$—	$22.02	22.47%	$264,942	1.72	%(3)(4)	(1.16	)%(3)(4)	138%
10/31/06	22.02	(0.21)	2.36	2.15	—	—	—	—	24.17	9.76	279,580	1.72	(3)(4)	(0.92	)(3)(4)	115
10/31/07	24.17	(0.30)	7.11	6.81	—	—	—	—	30.98	28.18	466,805	1.69	(3)(4)	(1.14	)(3)(4)	219
10/31/08	30.98	(0.28)	(13.84)	(14.12)	—	—	(1.01)	(1.01)	15.85	(47.04)	140,827	1.71	(4)	(1.13	)(4)	177
10/31/09	15.85	(0.16)	4.27	4.11	—	—	—	—	19.96	25.93	136,660	1.72	(3)	(0.94	)(3)	42
04/30/10(5)	19.96	(0.10)	3.03	2.93	—	—	—	—	22.89	14.68	144,220	1.72	(3)(4)(6)	(0.90	)(3)(4)(6)	21
	Class B
10/31/05	$16.91	$(0.35)	$4.02	$3.67	$—	$—	$—	$—	$20.58	21.70%	$85,580	2.37	%(3)(4)	(1.81	)%(3)(4)	138%
10/31/06	20.58	(0.34)	2.20	1.86	—	—	—	—	22.44	9.04	68,419	2.37	(3)(4)	(1.56	)(3)(4)	115
10/31/07	22.44	(0.44)	6.57	6.13	—	—	—	—	28.57	27.32	58,602	2.37	(3)(4)	(1.80	)(3)(4)	219
10/31/08	28.57	(0.41)	(12.67)	(13.08)	—	—	(1.01)	(1.01)	14.48	(47.38)	24,586	2.37	(3)(4)	(1.79	)(3)(4)	177
10/31/09	14.48	(0.24)	3.88	3.64	—	—	—	—	18.12	25.14	21,253	2.37	(3)	(1.59	)(3)	42
04/30/10(5)	18.12	(0.16)	2.76	2.60	—	—	—	—	20.72	14.35	19,530	2.37	(3)(4)(6)	(1.57	)(3)(4)(6)	21
	Class C
10/31/05	$16.91	$(0.35)	$4.01	$3.66	$—	$—	$—	$—	$20.57	21.64%	$57,291	2.37	%(3)(4)	(1.81	)%(3)(4)	138%
10/31/06	20.57	(0.34)	2.20	1.86	—	—	—	—	22.43	9.04	58,332	2.37	(3)(4)	(1.56	)(3)(4)	115
10/31/07	22.43	(0.44)	6.58	6.14	—	—	—	—	28.57	27.37	69,006	2.37	(3)(4)	(1.81	)(3)(4)	219
10/31/08	28.57	(0.41)	(12.67)	(13.08)	—	—	(1.01)	(1.01)	14.48	(47.38)	30,960	2.37	(3)(4)	(1.80	)(3)(4)	177
10/31/09	14.48	(0.24)	3.87	3.63	—	—	—	—	18.11	25.07	30,168	2.37	(3)	(1.59	)(3)	42
04/30/10(5)	18.11	(0.15)	2.74	2.59	—	—	—	—	20.70	14.30	32,278	2.37	(3)(4)(6)	(1.55	)(3)(4)(6)	21

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/05	10/31/06	10/31/07	10/31/08	10/31/09	04/30/10(5)(6)
Focused Growth A	0.00%	(0.02)%	(0.01)%	—%	0.07%	0.03%
Focused Growth B	0.03	0.01	0.03	0.03	0.14	0.08
Focused Growth C	0.01	0.00	(0.01)	0.01	0.09	0.05

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/05	10/31/06	10/31/07	10/31/08	04/30/10(5)(6)
Focused Growth A	0.00%	0.01%	0.01%	0.02%	0.00%
Focused Growth B	0.00	0.01	0.01	0.02	0.00
Focused Growth C	0.00	0.01	0.01	0.02	0.00

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED SMALL-CAP GROWTH PORTFOLIO
	Class A
10/31/05	$15.68	$(0.27)	$2.55		$2.28	$—	$—	$—	$—	$17.96	14.54%	$222,190	1.72	%(3)	(1.52	)%(3)	82%
10/31/06	17.96	(0.27)	2.67		2.40	—	—	(1.63)	(1.63)	18.73	13.62	232,720	1.70	(3)	(1.42	)(3)	68
10/31/07	18.73	(0.18)	3.90		3.72	—	—	(2.50)	(2.50)	19.95	21.95	245,208	1.67		(1.03)		95
10/31/08	19.95	(0.18)	(6.35)		(6.53)	—	—	(3.05)	(3.05)	10.37	(38.04)	97,082	1.72	(3)	(1.22	)(3)	56
10/31/09	10.37	(0.13)	1.31		1.18	—	—	—	—	11.55	11.38	89,542	1.72	(3)	(1.24	)(3)	7
04/30/10(6)	11.55	(0.10)	1.75	(5)	1.65	—	—	—	—	13.20	14.29	160,119	1.57	(3)(7)	(0.86	)(3)(7)	219
	Class B
10/31/05	$14.91	$(0.36)	$2.42		$2.06	$—	$—	$—	$—	$16.97	13.82%	$37,563	2.37	%(3)	(2.17	)%(3)	82%
10/31/06	16.97	(0.37)	2.52		2.15	—	—	(1.63)	(1.63)	17.49	12.88	36,587	2.37	(3)	(2.10	)(3)	68
10/31/07	17.49	(0.28)	3.60		3.32	—	—	(2.50)	(2.50)	18.31	21.13	32,424	2.37	(3)	(1.70	)(3)	95
10/31/08	18.31	(0.24)	(5.73)		(5.97)	—	—	(3.05)	(3.05)	9.29	(38.45)	13,557	2.37	(3)	(1.85	)(3)	56
10/31/09	9.29	(0.17)	1.15		0.98	—	—	—	—	10.27	10.55	10,636	2.37	(3)	(1.89	)(3)	7
04/30/10(6)	10.27	(0.14)	1.57	(5)	1.43	—	—	—	—	11.70	13.92	17,056	2.37	(3)(7)	(1.62	)(3)(7)	219
	Class C
10/31/05	$14.87	$(0.36)	$2.41		$2.05	$—	$—	$—	$—	$16.92	13.79%	$75,343	2.37	%(3)	(2.17	)%(3)	82%
10/31/06	16.92	(0.37)	2.52		2.15	—	—	(1.63)	(1.63)	17.44	12.92	72,803	2.37	(3)	(2.10	)(3)	68
10/31/07	17.44	(0.28)	3.58		3.30	—	—	(2.50)	(2.50)	18.24	21.07	64,808	2.35	(3)	(1.68	)(3)	95
10/31/08	18.24	(0.24)	(5.70)		(5.94)	—	—	(3.05)	(3.05)	9.25	(38.43)	28,766	2.37	(3)	(1.85	)(3)	56
10/31/09	9.25	(0.17)	1.15		0.98	—	—	—	—	10.23	10.59	21,727	2.37	(3)	(1.89	)(3)	7
04/30/10(6)	10.23	(0.11)	1.54	(5)	1.43	—	—	—	—	11.66	13.98	26,334	2.37	(3)(7)	(1.64	)(3)(7)	219
	Class I
10/31/05	$15.85	$(0.25)	$2.57		$2.32	$—	$—	$—	$—	$18.17	14.64%	$6,992	1.62	%(3)	(1.42	)%(3)	82%
10/31/06	18.17	(0.25)	2.72		2.47	—	—	(1.63)	(1.63)	19.01	13.86	6,974	1.62	(3)	(1.37	)(3)	68
10/31/07	19.01	(0.20)	3.98		3.78	—	—	(2.50)	(2.50)	20.29	21.96	13,493	1.62	(3)	(1.10	)(3)	95
10/31/08	20.29	(0.16)	(6.48)		(6.64)	—	—	(3.05)	(3.05)	10.60	(37.93)	6,144	1.62	(3)	(1.09	)(3)	56
10/31/09	10.60	(0.11)	1.31		1.20	—	—	—	—	11.80	11.32	1,384	1.62	(3)	(1.03	)(3)	7
04/30/10(6)	11.80	(0.07)	1.78	(5)	1.71	—	—	—	—	13.51	14.49	342	1.40	(3)(7)	(1.01	)(3)(7)	219

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/05	10/31/06	10/31/07	10/31/08	10/31/09	04/30/10(6)(7)
Focused Small-Cap Growth A	(0.04)%	(0.02)%	—%	0.03%	0.04%	(0.09)%
Focused Small-Cap Growth B	0.03	0.02	0.03	0.12	0.18	(0.12)
Focused Small-Cap Growth C	(0.02)	(0.02)	(0.00)	0.05	0.09	(0.18)
Focused Small-Cap Growth I	0.05	0.06	0.01	0.11	0.44	0.82

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/05	10/31/06	10/31/07	10/31/08	10/31/09	04/30/10(6)(7)
Focused Small-Cap Growth A	0.01%	0.00%	0.01%	0.02%	0.01%	0.02%
Focused Small-Cap Growth B	0.01	0.00	0.01	0.02	0.01	0.02
Focused Small-Cap Growth C	0.01	0.00	0.01	0.02	0.01	0.02
Focused Small-Cap Growth I	0.01	0.00	0.01	0.02	0.01	0.02

(5)  Includes the effect of a merger (See Note 2).

(6)  Unaudited

(7)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED VALUE PORTFOLIO
	Class A
10/31/05	$18.92	$0.07	$1.97	$2.04	$—	$—	$—	$—	$20.96	10.78%	$224,591	1.72	%(3)(4)	0.33	%(3)(4)	176%
10/31/06	20.96	0.11	4.40	4.51	—	—	(1.67)	(1.67)	23.80	22.82	264,368	1.70	(3)(4)	0.52	(3)(4)	39
10/31/07	23.80	0.14	4.77	4.91	(0.13)	—	(1.82)	(1.95)	26.76	21.99	450,472	1.66	(4)	0.57	(4)	86
10/31/08	26.76	0.12	(10.74)	(10.62)	(0.12)	—	(4.54)	(4.66)	11.48	(47.25)	132,397	1.69	(3)(4)	0.62	(3)(4)	128
10/31/09	11.48	(0.01)	2.09	2.08	(0.06)	(0.02)	—	(0.08)	13.48	18.46	130,860	1.70	(3)(4)	(0.10	)(3)(4)	61
04/30/10(5)	13.48	(0.04)	1.98	1.94	—	—	—	—	15.42	14.39	145,103	1.72	(3)(6)	(0.59	)(3)(6)	16
	Class B
10/31/05	$18.43	$(0.07)	$1.93	$1.86	$—	$—	$—	$—	$20.29	10.09%	$172,116	2.37	%(3)(4)	(0.33	)%(3)(4)	176%
10/31/06	20.29	(0.03)	4.24	4.21	—	—	(1.67)	(1.67)	22.83	22.04	168,083	2.37	(3)(4)	(0.14	)(3)(4)	39
10/31/07	22.83	(0.01)	4.56	4.55	(0.01)	—	(1.82)	(1.83)	25.55	21.18	157,514	2.33	(4)	(0.07	)(4)	86
10/31/08	25.55	(0.01)	(10.16)	(10.17)	—	—	(4.54)	(4.54)	10.84	(47.59)	56,367	2.36	(3)(4)	(0.05	)(3)(4)	128
10/31/09	10.84	(0.08)	1.99	1.91	—	—	—	—	12.75	17.62	33,792	2.35	(3)(4)	(0.74	)(3)(4)	61
04/30/10(5)	12.75	(0.09)	1.88	1.79	—	—	—	—	14.54	14.04	24,565	2.37	(3)(6)	(1.24	)(3)(6)	16
	Class C
10/31/05	$18.42	$(0.07)	$1.93	$1.86	$—	$—	$—	$—	$20.28	10.10%	$193,047	2.37	%(3)(4)	(0.34	)%(3)(4)	176%
10/31/06	20.28	(0.03)	4.23	4.20	—	—	(1.67)	(1.67)	22.81	22.00	194,997	2.36	(3)(4)	(0.13	)(3)(4)	39
10/31/07	22.81	(0.01)	4.56	4.55	(0.01)	—	(1.82)	(1.83)	25.53	21.20	223,206	2.32	(4)	(0.06	)(4)	86
10/31/08	25.53	(0.00)	(10.16)	(10.16)	—	—	(4.54)	(4.54)	10.83	(47.58)	84,936	2.35	(3)(4)	(0.03	)(3)(4)	128
10/31/09	10.83	(0.08)	1.99	1.91	—	—	—	—	12.74	17.64	72,915	2.35	(3)(4)	(0.75	)(3)(4)	61
04/30/10(5)	12.74	(0.09)	1.88	1.79	—	—	—	—	14.53	14.05	74,684	2.37	(3)(6)	(1.24	)(3)(6)	16

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/05	10/31/06	10/31/08	10/31/09	04/30/10(5)(6)
Focused Value A	(0.02)%	(0.02)%	(0.00)%	0.09%	0.01%
Focused Value B	(0.02)	(0.03)	(0.00)	0.14	0.05
Focused Value C	(0.02)	(0.02)	(0.00)	0.10	0.01

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/05	10/31/06	10/31/07	10/31/08	10/31/09
Focused Value A	0.02%	0.00%	0.01%	0.02%	0.00%
Focused Value B	0.02	0.00	0.01	0.02	0.00
Focused Value C	0.02	0.00	0.01	0.02	0.00

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED SMALL-CAP VALUE PORTFOLIO
	Class A
10/31/05	$21.33	$(0.07)	$1.89	$1.82	$—	$—	$(2.28)	$(2.28)	$20.87	8.58%	$328,952	1.68	%(3)	(0.39	)%(3)	116%
10/31/06	20.87	0.02	2.65	2.67	—	—	(3.71)	(3.71)	19.83	14.48	232,913	1.68		0.06		197
10/31/07	19.83	(0.05)	1.45	1.40	—	—	(1.42)	(1.42)	19.81	7.38	175,137	1.69		(0.28)		170
10/31/08	19.81	0.06	(7.08)	(7.02)	—	—	(1.80)	(1.80)	10.99	(38.76)	131,033	1.71	(5)	0.39	(5)	240
10/31/09	10.99	0.06	1.14	1.20	(0.03)	—	—	(0.03)	12.16	11.00	130,879	1.48		0.57		293
04/30/10(6)	12.16	(0.01)	3.51	3.50	(0.24)	—	—	(0.24)	15.42	29.25	120,049	1.46	(7)	(0.20	)(7)	113
	Class B
10/31/05	$20.31	$(0.21)	$1.80	$1.59	$—	$—	$(2.28)	$(2.28)	$19.62	7.81%	$65,856	2.37	%(3)	(1.08	)%(3)	116%
10/31/06	19.62	(0.11)	2.46	2.35	—	—	(3.71)	(3.71)	18.26	13.65	49,714	2.37	(3)	(0.66	)(3)	197
10/31/07	18.26	(0.17)	1.33	1.16	—	—	(1.42)	(1.42)	18.00	6.65	35,120	2.37	(3)	(0.97	)(3)	170
10/31/08	18.00	(0.04)	(6.34)	(6.38)	—	—	(1.80)	(1.80)	9.82	(39.14)	14,771	2.37	(3)(5)	(0.27	)(3)(5)	240
10/31/09	9.82	(0.03)	1.01	0.98	—	—	—	—	10.80	9.98	11,477	2.37	(3)	(0.32	)(3)	293
04/30/10(6)	10.80	(0.07)	3.14	3.07	(0.18)	—	—	(0.18)	13.69	28.79	11,407	2.37	(3)(7)	(1.10	)(3)(7)	113
	Class C
10/31/05	$20.35	$(0.21)	$1.80	$1.59	$—	$—	$(2.28)	$(2.28)	$19.66	7.80%	$118,729	2.37	%(3)	(1.08	)%(3)	116%
10/31/06	19.66	(0.11)	2.47	2.36	—	—	(3.71)	(3.71)	18.31	13.68	97,913	2.36	(3)	(0.66	)(3)	197
10/31/07	18.31	(0.17)	1.34	1.17	—	—	(1.42)	(1.42)	18.06	6.68	72,679	2.36		(0.95)		170
10/31/08	18.06	(0.04)	(6.36)	(6.40)	—	—	(1.80)	(1.80)	9.86	(39.12)	31,526	2.37	(3)(5)	(0.27	)(3)(5)	240
10/31/09	9.86	(0.01)	1.01	1.00	—	—	—	—	10.86	10.14	30,083	2.19		(0.16)		293
04/30/10(6)	10.86	(0.05)	3.14	3.09	(0.17)	—	—	(0.17)	13.78	28.88	29,463	2.17	(7)	(0.91	)(7)	113

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/05	10/31/06	10/31/07	10/31/08	10/31/09	04/30/10(6)(7)
Focused Small-Cap Value A	(0.02)%	—%	—%	—%	—%	—%
Focused Small-Cap Value B	(0.02)	0.00	0.03	0.05	(0.11)	(0.12)
Focused Small-Cap Value C	(0.04)	(0.02)	—	0.00	—	—

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/05	10/31/06	10/31/07	10/31/08	10/31/09	04/30/10(6)(7)
Focused Small-Cap Value A	0.05%	0.04%	0.01%	0.02%	0.04%	0.01%
Focused Small-Cap Value B	0.05	0.03	0.01	0.02	0.04	0.01
Focused Small-Cap Value C	0.05	0.03	0.01	0.02	0.04	0.01

(5)  The ratio reflects an expense cap which is net of custody credits of 0.01%.

(6)  Unaudited

(7)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED GROWTH AND INCOME PORTFOLIO
	Class A
10/31/05	$15.14	$0.06	$1.39		$1.45	$—	$—	$—	$—	$16.59	9.58%	$163,765	1.72	%(3)(4)	0.35	%(3)(4)	155%
10/31/06	16.59	0.04	2.89		2.93	(0.11)	—	—	(0.11)	19.41	17.69	185,913	1.72	(3)(4)	0.24	(3)(4)	141
10/31/07	19.41	(0.01)	3.05		3.04	—	—	(0.73)	(0.73)	21.72	16.01	417,035	1.64	(4)	(0.08	)(4)	257
10/31/08	21.72	0.00	(8.05)		(8.05)	—	—	(2.74)	(2.74)	10.93	(42.15)	146,986	1.68	(4)	(0.05	)(4)	283
10/31/09	10.93	0.02	0.94		0.96	—	—	—	—	11.89	8.78	73,033	1.72	(3)	0.23	(3)	129
04/30/10(7)	11.89	0.05	1.54	(6)	1.59	—	—	—	—	13.48	13.37	185,626	1.59	(3)(4)(8)	0.38	(3)(4)(8)	140
	Class B
10/31/05	$14.45	$(0.05)	$1.32		$1.27	$—	$—	$—	$—	$15.72	8.79%	$70,609	2.37	%(3)(4)	(0.32	)%(3)(4)	155%
10/31/06	15.72	(0.06)	2.72		2.66	—	—	—	—	18.38	16.92	63,470	2.37	(3)(4)	(0.38	)(3)(4)	141
10/31/07	18.38	(0.14)	2.87		2.73	—	—	(0.73)	(0.73)	20.38	15.19	62,410	2.37	(3)(4)	(0.73	)(3)(4)	257
10/31/08	20.38	(0.10)	(7.45)		(7.55)	—	—	(2.74)	(2.74)	10.09	(42.52)	25,177	2.37	(3)(4)	(0.74	)(3)(4)	283
10/31/09	10.09	(0.04)	0.86		0.82	—	—	—	—	10.91	8.13	16,808	2.37	(3)	(0.43	)(3)	129
04/30/10(7)	10.91	(0.03)	1.44	(6)	1.41	—	—	—	—	12.32	12.92	24,267	2.37	(3)(4)(8)	(0.39	)(3)(4)(8)	140
	Class C
10/31/05	$14.43	$(0.05)	$1.33		$1.28	$—	$—	$—	$—	$15.71	8.87%	$107,862	2.37	%(3)(4)	(0.32	)%(3)(4)	155%
10/31/06	15.71	(0.06)	2.71		2.65	—	—	—	—	18.36	16.87	103,407	2.37	(3)(4)	(0.39	)(3)(4)	141
10/31/07	18.36	(0.13)	2.87		2.74	—	—	(0.73)	(0.73)	20.37	15.27	132,755	2.31	(3)(4)	(0.68	)(3)(4)	257
10/31/08	20.37	(0.10)	(7.44)		(7.54)	—	—	(2.74)	(2.74)	10.09	(42.49)	51,372	2.35	(4)	(0.72	)(4)	283
10/31/09	10.09	(0.04)	0.85		0.81	—	—	—	—	10.90	8.03	36,207	2.37	(3)	(0.43	)(3)	129
04/30/10(7)	10.90	(0.03)	1.44	(6)	1.41	—	—	—	—	12.31	12.94	51,365	2.37	(3)(4)(8)	(0.40	)(3)(4)(8)	140
	Class I
01/25/10- 04/30/10(5)(7)	$12.53	$0.03	$0.97	(6)	$1.00	$—	$—	$—	$—	$13.53	7.98%	$596	1.32	%(3)(4)(8)	0.66	%(3)(4)(8)	140%

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/05	10/31/06	10/31/07	10/31/08	10/31/09	04/30/10(7)(8)
Focused Growth and Income A	(0.02)%	(0.03)%	—%	—%	0.08%	(0.08)%
Focused Growth and Income B	0.01	0.01	(0.03)	0.01	0.14	(0.12)
Focused Growth and Income C	(0.02)	(0.02)	(0.00)	—	0.09	(0.15)
Focused Growth and Income I	—	—	—	—	—	4.82

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/05	10/31/06	10/31/07	10/31/08	04/30/10(7)(8)
Focused Growth and Income A	0.02%	0.01%	0.02%	0.05%	0.01%
Focused Growth and Income B	0.02	0.01	0.02	0.05	0.01
Focused Growth and Income C	0.02	0.01	0.02	0.05	0.01
Focused Growth and Income I	—	—	—	—	0.01

(5)  Inception date of class.

(6)  Includes the effect of a merger (See Note 2).

(7)  Unaudited

(8)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)(4)		Ratio of net investment income (loss) to average net assets(3)(4)		Port- folio Turn- over
FOCUSED TECHNOLOGY PORTFOLIO
	Class A
10/31/05	$5.36	$(0.08)	$0.93	$0.85	$—	$—	$—	$—	$6.21	15.86%	$47,847	1.97%		(1.49)%		97%
10/31/06	6.21	(0.10)	0.14	0.04	—	—	—	—	6.25	0.64	38,400	1.97		(1.69)		96
10/31/07	6.25	(0.11)	1.65	1.54	—	—	—	—	7.79	24.64	44,561	1.97		(1.68)		117
10/31/08	7.79	(0.09)	(3.29)	(3.38)	—	—	—	—	4.41	(43.39)	21,159	1.91		(1.42)		155
10/31/09	4.41	(0.06)	1.17	1.11	—	—	—	—	5.52	25.17	56,315	1.88		(1.32)		122
04/30/10(5)	5.52	(0.04)	0.82	0.78	—	—	—	—	6.30	14.13	56,181	1.88	(6)	(1.29	)(6)	18
	Class B
10/31/05	$5.22	$(0.12)	$0.91	$0.79	$—	$—	$—	$—	$6.01	15.13%	$25,217	2.62%		(2.13)%		97%
10/31/06	6.01	(0.14)	0.14	(0.00)	—	—	—	—	6.01	0.00	21,267	2.62		(2.34)		96
10/31/07	6.01	(0.16)	1.60	1.44	—	—	—	—	7.45	23.96	14,611	2.62		(2.33)		117
10/31/08	7.45	(0.13)	(3.13)	(3.26)	—	—	—	—	4.19	(43.76)	5,947	2.56		(2.07)		155
10/31/09	4.19	(0.08)	1.10	1.02	—	—	—	—	5.21	24.34	5,267	2.53		(1.91)		122
04/30/10(5)	5.21	(0.06)	0.78	0.72	—	—	—	—	5.93	13.82	4,830	2.53	(6)	(1.94	)(6)	18
	Class C
10/31/05	$5.22	$(0.12)	$0.92	$0.80	$—	$—	$—	$—	$6.02	15.33%	$28,394	2.62%		(2.13)%		97%
10/31/06	6.02	(0.14)	0.13	(0.01)	—	—	—	—	6.01	(0.17)	24,068	2.62		(2.34)		96
10/31/07	6.01	(0.15)	1.59	1.44	—	—	—	—	7.45	23.96	23,461	2.62		(2.33)		117
10/31/08	7.45	(0.13)	(3.13)	(3.26)	—	—	—	—	4.19	(43.76)	10,236	2.56		(2.06)		155
10/31/09	4.19	(0.08)	1.10	1.02	—	—	—	—	5.21	24.34	10,907	2.53		(1.91)		122
04/30/10(5)	5.21	(0.06)	0.78	0.72	—	—	—	—	5.93	13.82	11,320	2.53	(6)	(1.94	)(6)	18

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/05	10/31/06	10/31/07	10/31/08	10/31/09	04/30/10(5)(6)
Focused Technology A	0.20%	0.15%	0.17%	0.12%	0.04%	(0.06)%
Focused Technology B	0.25	0.22	0.23	0.23	0.30	0.15
Focused Technology C	0.21	0.17	0.17	0.13	0.21	0.03

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/05	10/31/06	10/31/07	10/31/08	10/31/09	04/30/10(5)(6)
Focused Technology A	0.02%	0.02%	0.00%	0.02%	0.02%	0.00%
Focused Technology B	0.02	0.03	0.01	0.02	0.02	0.00
Focused Technology C	0.01	0.03	0.01	0.02	0.02	0.00

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED DIVIDEND STRATEGY PORTFOLIO
	Class A
10/31/05	$12.29	$0.25	$0.06	$0.31	$(0.25)	$—	$—	$(0.25)	$12.35	2.49%	$58,264	0.95%		2.00%		30%
10/31/06	12.35	0.15	1.97	2.12	(0.17)	—	—	(0.17)	14.30	17.22	61,360	0.95	(4)(5)	1.11	(4)(5)	614
10/31/07	14.30	0.38	2.23	2.61	(0.36)	—	(1.42)	(1.78)	15.13	19.96	61,673	0.95	(5)	2.62	(5)	59
10/31/08	15.13	0.41	(4.80)	(4.39)	(0.48)	—	(2.62)	(3.10)	7.64	(35.09)	57,806	0.95	(5)	4.13	(5)	57
10/31/09	7.64	0.31	1.50	1.81	(0.30)	—	—	(0.30)	9.15	24.63	69,740	0.95		4.13		84
04/30/10(6)	9.15	0.15	1.48	1.63	(0.15)	—	—	(0.15)	10.63	17.91	158,739	0.95	(7)	3.14	(7)	31
	Class B
10/31/05	$12.25	$0.17	$0.06	$0.23	$(0.17)	$—	$—	$(0.17)	$12.31	1.82%	$47,733	1.60%		1.34%		30%
10/31/06	12.31	0.06	1.96	2.02	(0.07)	—	—	(0.07)	14.26	16.42	42,569	1.60	(4)(5)	0.44	(4)(5)	614
10/31/07	14.26	0.28	2.24	2.52	(0.27)	—	(1.42)	(1.69)	15.09	19.27	40,199	1.60	(5)	1.97	(5)	59
10/31/08	15.09	0.37	(4.82)	(4.45)	(0.41)	—	(2.62)	(3.03)	7.61	(35.55)	16,964	1.60	(5)	3.48	(5)	57
10/31/09	7.61	0.26	1.49	1.75	(0.25)	—	—	(0.25)	9.11	23.80	15,657	1.60		3.53		84
04/30/10(6)	9.11	0.13	1.47	1.60	(0.11)	—	—	(0.11)	10.60	17.63	19,581	1.60	(7)	2.64	(7)	31
	Class C
10/31/05	$12.25	$0.17	$0.06	$0.23	$(0.17)	$—	$—	$(0.17)	$12.31	1.82%	$88,859	1.60%		1.35%		30%
10/31/06	12.31	0.06	1.96	2.02	(0.07)	—	—	(0.07)	14.26	16.42	87,655	1.60	(4)(5)	0.44	(4)(5)	614
10/31/07	14.26	0.28	2.23	2.51	(0.27)	—	(1.42)	(1.69)	15.08	19.19	89,287	1.60	(5)	1.97	(5)	59
10/31/08	15.08	0.37	(4.81)	(4.44)	(0.41)	—	(2.62)	(3.03)	7.61	(35.50)	41,457	1.60	(5)	3.49	(5)	57
10/31/09	7.61	0.26	1.50	1.76	(0.25)	—	—	(0.25)	9.12	23.93	44,183	1.60		3.50		84
04/30/10(6)	9.12	0.12	1.47	1.59	(0.11)	—	—	(0.11)	10.60	17.50	74,554	1.60	(7)	2.56	(7)	31

(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursement (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (based on average net assets):

	10/31/05	10/31/06	10/31/07	10/31/08	10/31/09	04/30/10(6)(7)
Focused Dividend Strategy A	0.11%	0.12%	0.10%	0.14%	0.16%	0.08%
Focused Dividend Strategy B	0.10	0.13	0.10	0.15	0.24	0.18
Focused Dividend Strategy C	0.09	0.11	0.08	0.12	0.17	0.10

(4)  The ratio reflects an expense cap which is net of custody credits of (0.01)%

(5)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/06	10/31/07	10/31/08
Focused Dividend Strategy A	0.01%	0.00%	0.01%
Focused Dividend Strategy B	0.01	0.00	0.01
Focused Dividend Strategy C	0.01	0.00	0.01

(6)  Unaudited

(7)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000's)	Ratio of expenses to average net assets(4)(5)		Ratio of net investment income (loss) to average net assets(4)(5)		Port- folio Turn- over
FOCUSED STARALPHA PORTFOLIO
	Class A
05/03/07-10/31/07(3)	$12.50	$(0.03)	$1.25	$1.22	$—	$—	$—	$—	$13.72	9.76%		$139,421	1.72	%(6)(7)	(0.28	)%(6)(7)	87%
10/31/08	13.72	(0.07)	(5.66)	(5.73)	—	(0.01)	—	(0.01)	7.98	(41.81	)(8)	73,921	1.72		(0.60)		155
10/31/09	7.98	(0.05)	0.80	0.75	—	—	—	—	8.73	9.40	(9)	67,722	1.72		(0.65)		229
04/30/10(10)	8.73	(0.05)	0.80	0.75	(0.01)	—	—	(0.01)	9.47	8.55		64,000	1.72	(6)	(1.03	)(6)	117
	Class C
05/03/07-10/31/07(3)	$12.50	$(0.11)	$1.30	$1.19	$—	$—	$—	$—	$13.69	9.52%		$10,922	2.37	%(6)(7)	(1.03	)%(6)(7)	87%
10/31/08	13.69	(0.13)	(5.64)	(5.77)	—	—	—	—	7.92	(42.15	)(8)	13,156	2.37		(1.24)		155
10/31/09	7.92	(0.10)	0.79	0.69	—	—	—	—	8.61	8.71	(9)	8,748	2.37		(1.29)		229
04/30/10(10)	8.61	(0.08)	0.78	0.70	—	—	—	—	9.31	8.13		8,746	2.37	(6)	(1.68	)(6)	117

(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Commencement of operations

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

10/31/07	10/31/08	10/31/09	04/30/10(6)(10)
Focused StarALPHA Class A 0.17%	0.02%	0.09%	0.08%
Focused StarALPHA Class C 0.92	0.02	0.22	0.20

(5)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

10/31/07	10/31/08	10/31/09	04/30/10(6)(10)
Focused StarALPHA Class A 0.01%	0.01%	0.01%	0.00%
Focused StarALPHA Class C 0.01	0.01	0.01	0.00

(6)  Annualized

(7)  Net of custody credits of 0.01%.

(8)  Total return for Class A and Class C were increased by 0.29% and 0.22%, respectively, from gains on the disposal of investments in violation of investment restrictions.

(9)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

(10)  Unaudited

See Notes to Financial Statements

Focused Equity Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2010 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	91.3%
International Equity Investment Companies	4.8
Fixed Income Investment Companies	4.2
100.3%

* Calculated as a percentage of net assets

Focused Equity Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED INVESTMENT COMPANIES#—100.3%
Domestic Equity Investment Companies—91.3%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	1,922,987	$22,422,026
SunAmerica Focused Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,581,016	16,806,204
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A†	857,446	11,558,366
SunAmerica Focused Series, Inc. Focused Growth Portfolio, Class A†	976,228	22,345,859
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	2,284,236	39,014,748
SunAmerica Focused Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	2,194,904	28,972,731
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	1,956,841	30,174,485
SunAmerica Focused Series, Inc. Focused Technology Portfolio, Class A†	1,773,302	11,171,803
SunAmerica Focused Series, Inc. Focused Value Portfolio, Class A†	1,460,511	22,521,084
Total Domestic Equity Investment Companies (cost $187,620,018)		204,987,306
Fixed Income Investment Companies—4.2%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	215	2,541
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	421,408	4,058,163
SunAmerica Senior Floating Rate Fund, Inc., Class A	661,582	5,464,671
Total Fixed Income Investment Companies (cost $9,570,856)		9,525,375

Security Description	Shares	Value (Note 3)
International Equity Investment Companies—4.8%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A (cost $13,970,479)	904,783	$10,785,013
TOTAL INVESTMENTS (cost $211,161,353)(1)	100.3%	225,297,694
Liabilities in excess of other assets	(0.3)	(753,754)
NET ASSETS	100.0%	$224,543,940

† Non-income producing security

# See Note 6

@ The Focused Equity Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2010 (See Note 3):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Companies:
Affiliated Investment Companies
Domestic Equity Investment Companies	$204,987,306	$—	$—	$204,987,306
Fixed Income Investment Companies	9,525,375	—	—	9,525,375
International Equity Investment Companies	10,785,013	—	—	10,785,013
Total	$225,297,694	$—	$—	$225,297,694

See Notes to Financial Statements

Focused Multi-Asset Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2010 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	40.5%
International Equity Investment Companies	20.7
Fixed Income Investment Companies	19.7
Alternative Strategies Investment Companies	19.3
100.2%

* Calculated as a percentage of net assets

Focused Multi-Asset Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED INVESTMENT COMPANIES#—100.2%
Alternative Strategies Investment Companies—19.3%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A (cost $82,372,601)	8,227,495	$86,470,976
Domestic Equity Investment Companies—40.5%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	2,718,532	31,698,086
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,890,415	32,288,281
SunAmerica Focused Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	1,832,208	24,185,149
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	1,642,278	25,323,922
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A	4,791,822	45,378,554
SunAmerica Focused Series, Inc. Focused Technology Portfolio, Class A†	3,515,427	22,147,193
Total Domestic Equity Investment Companies (cost $207,120,894)		181,021,185
Fixed Income Investment Companies—19.7%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	1,980,342	23,348,228
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	10,416,603	35,103,952
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	2,026,876	19,518,815
SunAmerica Senior Floating Rate Fund, Inc., Class A	1,221,519	10,089,745
Total Fixed Income Investment Companies (cost $87,527,196)		88,060,740

Security Description	Shares	Value (Note 3)
International Equity Investment Companies—20.7%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A	3,803,053	$45,332,388
SunAmerica Equity Funds SunAmerica International Small-Cap Fund, Class A	5,474,063	47,022,205
Total International Equity Investment Companies (cost $86,976,404)		92,354,593
TOTAL INVESTMENTS (cost $463,997,095)(1)	100.2%	447,907,494
Liabilities in excess of other assets	(0.2)	(1,007,545)
NET ASSETS	100.0%	$446,899,949

† Non-income producing security

# See Note 6

@ The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2010 (See Note 3):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Companies:
Affiliated Investment Companies
Alternative Strategies Investment Companies	$86,470,976	$—	$—	$86,470,976
Domestic Equity Investment Companies	181,021,185	—	—	181,021,185
Fixed Income Investment Companies	88,060,740	—	—	88,060,740
International Equity Investment Companies	92,354,593	—	—	92,354,593
Total	$447,907,494	$—	$—	$447,907,494

See Notes to Financial Statements

Focused Balanced Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2010 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	44.9%
Fixed Income Investment Companies	26.4
Alternative Strategies Investment Companies	24.0
International Equity Investment Companies	4.7
100.0%

* Calculated as a percentage of net assets

Focused Balanced Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED INVESTMENT COMPANIES#—100.0%
Alternative Strategies Investment Companies—24.0%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A (cost $49,427,712)	4,942,487	$51,945,537
Domestic Equity Investment Companies—44.9%
SunAmerica Focused Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,983,769	21,087,461
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A†	1,117,255	15,060,594
SunAmerica Focused Series, Inc. Focused Growth Portfolio, Class A†	451,281	10,329,833
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,499,395	25,609,670
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	956,284	14,745,903
SunAmerica Focused Series, Inc. Focused Value Portfolio, Class A†	662,616	10,217,533
Total Domestic Equity Investment Companies (cost $88,334,578)		97,050,994
Fixed Income Investment Companies—26.4%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	3,734,444	44,029,096
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,356,232	13,060,514
Total Fixed Income Investment Companies (cost $55,917,011)		57,089,610

Security Description	Shares	Value (Note 3)
International Equity Investment Companies—4.7%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A (cost $12,540,172)	844,394	$10,065,178
TOTAL INVESTMENTS (cost $206,219,473)(1)	100.0%	216,151,319
Liabilities in excess of other assets	0.0	(93,978)
NET ASSETS	100.0%	$216,057,341

† Non-income producing security

# See Note 6

@ The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2010 (See Note 3):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Companies:
Affiliated Investment Companies
Alternative Strategies Investment Companies	$51,945,537	$—	$—	$51,945,537
Domestic Equity Investment Companies	97,050,994	—	—	97,050,994
Fixed Income Investment Companies	57,089,610	—	—	57,089,610
International Equity Investment Companies	10,065,178	—	—	10,065,178
Total	$216,151,319	$—	$—	$216,151,319

See Notes to Financial Statements

Focused Fixed Income and Equity Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2010 — (unaudited)

Industry Allocation*
Fixed Income Investment Companies	70.9%
Domestic Equity Investment Companies	30.2
101.1%

* Calculated as a percentage of net assets

Focused Fixed Income and Equity Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED INVESTMENT COMPANIES#—101.1%
Domestic Equity Investment Companies—30.2%
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A (cost $9,823,127)	955,676	$9,050,249
Fixed Income Investment Companies—70.9%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	770,171	9,080,311
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,263,571	12,168,188
Total Fixed Income Investment Companies (cost $20,995,877)		21,248,499
TOTAL INVESTMENTS (cost $30,819,004)(1)	101.1%	30,298,748
Liabilities in excess of other assets	(1.1)	(343,822)
NET ASSETS	100.0%	$29,954,926

# See Note 6

@ The Focused Fixed Income and Equity Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2010 (See Note 3):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Companies:
Affiliated Investment Companies
Domestic Equity Investment Companies	$9,050,249	$—	$—	$9,050,249
Fixed Income Investment Companies	21,248,499	—	—	21,248,499
Total	$30,298,748	$—	$—	$30,298,748

See Notes to Financial Statements

Focused Fixed Income Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2010 — (unaudited)

Industry Allocation*
Fixed Income Investment Companies	91.3%
Domestic Equity Investment Companies	9.7
101.0%

* Calculated as a percentage of net assets

Focused Fixed Income Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED INVESTMENT COMPANIES#—101.0%
Domestic Equity Investment Companies—9.7%
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A (cost $1,546,489)	177,177	$1,677,870
Fixed Income Investment Companies—91.3%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	599,311	7,065,882
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	242,311	816,588
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	733,285	7,061,532
SunAmerica Senior Floating Rate Fund, Inc., Class A	96,215	794,737
Total Fixed Income Investment Companies (cost $15,554,235)		15,738,739
TOTAL INVESTMENTS (cost $17,100,724)(1)	101.0%	17,416,609
Liabilities in excess of other assets	(1.0)	(173,245)
NET ASSETS	100.0%	$17,243,364

# See Note 6

@ The Focused Fixed Income Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2010 (See Note 3):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Companies:
Affiliated Investment Companies
Domestic Equity Investment Companies	$1,677,870	$—	$—	$1,677,870
Fixed Income Investment Companies	15,738,739	—	—	15,738,739
Total	$17,416,609	$—	$—	$17,416,609

See Notes to Financial Statements

Focused Large-Cap Growth Portfolio

PORTFOLIO PROFILE — April 30, 2010 — (unaudited)

Industry Allocation*
Computers	9.4%
Exchange-Traded Funds	6.1
Web Portals/ISP	4.6
Medical-Biomedical/Gene	4.5
Retail-Discount	4.3
Diversified Banking Institutions	3.8
Oil Companies-Exploration & Production	3.8
Commercial Services-Finance	3.7
Networking Products	3.3
Applications Software	3.2
Retail-Drug Store	3.2
Oil-Field Services	3.2
Beverages-Non-alcoholic	3.1
Instruments-Scientific	2.8
Aerospace/Defense-Equipment	2.8
Medical-Generic Drugs	2.7
Electronic Components-Semiconductors	2.6
Transport-Rail	2.5
Cosmetics & Toiletries	2.3
Wireless Equipment	2.3
Repurchase Agreement	2.2
Medical Instruments	2.2
Multimedia	2.1
E-Commerce/Products	2.0
Enterprise Software/Service	1.9
Retail-Major Department Stores	1.9
Web Hosting/Design	1.3
Casino Hotels	1.2
Semiconductor Equipment	1.1
Medical-Drugs	1.1
Computers-Memory Devices	1.0
Metal-Copper	1.0
Finance-Investment Banker/Broker	1.0
Agricultural Chemicals	1.0
Pharmacy Services	1.0
Apparel Manufacturers	1.0
Finance-Credit Card	1.0
Telecom Equipment-Fiber Optics	0.9
X-Ray Equipment	0.9
100.0%

* Calculated as a percentage of net assets

Focused Large-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—91.7%
Aerospace/Defense-Equipment—2.8%
United Technologies Corp.	188,991	$14,164,875
Agricultural Chemicals—1.0%
Monsanto Co.	81,794	5,157,930
Apparel Manufacturers—1.0%
Coach, Inc.	120,900	5,047,575
Applications Software—3.2%
Microsoft Corp.	529,700	16,177,038
Beverages-Non-alcoholic—3.1%
PepsiCo, Inc.	241,652	15,760,543
Casino Hotels—1.2%
Las Vegas Sands Corp.†	251,700	6,257,262
Commercial Services-Finance—3.7%
Visa, Inc., Class A	210,708	19,012,183
Computers—9.4%
Apple, Inc.†	112,050	29,258,496
Hewlett-Packard Co.	261,417	13,585,842
International Business Machines Corp.	40,400	5,211,600
		48,055,938
Computers-Memory Devices—1.0%
EMC Corp.†	280,400	5,330,404
Cosmetics & Toiletries—2.3%
The Procter & Gamble Co.	189,917	11,805,241
Diversified Banking Institutions—3.8%
Bank of America Corp.	269,000	4,796,270
JPMorgan Chase & Co.	231,400	9,853,012
Morgan Stanley	163,800	4,950,036
		19,599,318
E-Commerce/Products—2.0%
Amazon.com, Inc.†	54,800	7,510,888
MercadoLibre, Inc.†	51,000	2,571,420
		10,082,308
Electronic Components- Semiconductors—2.6%
Broadcom Corp., Class A	171,874	5,927,934
Intel Corp.	309,530	7,066,570
		12,994,504
Enterprise Software/Service—1.9%
Oracle Corp.	384,800	9,943,232
Finance-Credit Card—1.0%
Discover Financial Services	315,200	4,872,992
Finance-Investment Banker/Broker—1.0%
The Charles Schwab Corp.	271,000	5,227,590
Instruments-Scientific—2.8%
Thermo Fisher Scientific, Inc.†	256,919	14,202,482
Medical Instruments—2.2%
Medtronic, Inc.	134,700	5,885,043
St. Jude Medical, Inc.†	128,600	5,249,452
		11,134,495

Security Description	Shares	Value (Note 3)
Medical-Biomedical/Gene—4.5%
Amgen, Inc.†	81,000	$4,646,160
Celgene Corp.†	119,200	7,384,440
Gilead Sciences, Inc.†	268,500	10,651,395
		22,681,995
Medical-Drugs—1.1%
Abbott Laboratories	105,600	5,402,496
Medical-Generic Drugs—2.7%
Mylan, Inc.†	422,492	9,307,499
Teva Pharmaceutical Industries, Ltd. ADR	73,800	4,334,274
		13,641,773
Metal-Copper—1.0%
Freeport-McMoRan Copper & Gold, Inc.	70,100	5,294,653
Multimedia—2.1%
Viacom, Inc., Class B†	304,000	10,740,320
Networking Products—3.3%
Cisco Systems, Inc.†	630,200	16,964,984
Oil Companies-Exploration & Production—3.8%
Apache Corp.	48,700	4,955,712
Occidental Petroleum Corp.	162,500	14,407,250
		19,362,962
Oil-Field Services—3.2%
Schlumberger, Ltd.	225,423	16,099,711
Pharmacy Services—1.0%
Express Scripts, Inc.†	50,900	5,096,617
Retail-Discount—4.3%
Target Corp.	134,400	7,643,328
Wal-Mart Stores, Inc.	265,100	14,222,615
		21,865,943
Retail-Drug Store—3.2%
CVS Caremark Corp.	436,938	16,136,120
Retail-Major Department Stores—1.9%
J.C. Penney Co., Inc.	325,000	9,480,250
Semiconductor Equipment—1.1%
ASML Holding NV	166,500	5,437,890
Telecom Equipment-Fiber Optics—0.9%
Corning, Inc.	251,315	4,837,814
Transport-Rail—2.5%
Union Pacific Corp.	165,100	12,491,466
Web Hosting/Design—1.3%
Equinix, Inc.†	64,600	6,501,990
Web Portals/ISP—4.6%
Google, Inc., Class A†	44,755	23,516,067
Wireless Equipment—2.3%
QUALCOMM, Inc.	300,950	11,658,803

Focused Large-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (continued) (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 3)
X-Ray Equipment—0.9%
Hologic, Inc.†	248,632	$4,443,054
Total Common Stock (cost $409,182,465)		466,480,818
EXCHANGE-TRADED FUNDS—6.1%
Financial Select Sector SPDR Fund	313,400	5,061,410
Industrial Select Sector SPDR Fund	791,800	25,836,434
Total Exchange-Traded Funds (cost $30,327,209)		30,897,844
Total Long-Term Investment Securities (cost $439,509,674)		497,378,662
REPURCHASE AGREEMENT—2.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $11,140,000)	$11,140,000	11,140,000
TOTAL INVESTMENTS (cost $450,649,674)(2)	100.0%	508,518,662
Liabilities in excess of other assets	0.0	(116,270)
NET ASSETS	100.0%	$508,402,392

† Non-income producing security

(1) See Note 3 for details on Joint Repurchase Agreement.

(2) See Note 7 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2010 (See Note 3):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Companies:
Common Stock:
Computers	$48,055,938	$—	$—	$48,055,938
Other Industries*	418,424,880	—	—	418,424,880
Exchange-Traded Funds	30,897,844			30,897,844
Repurchase Agreement	—	11,140,000	—	11,140,000
Total	$497,378,662	$11,140,000	$—	$508,518,662

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Focused Growth Portfolio

PORTFOLIO PROFILE — April 30, 2010 — (unaudited)

Industry Allocation*
Computers	15.4%
Medical-Biomedical/Gene	10.6
Diversified Banking Institutions	8.6
Web Portals/ISP	8.5
Networking Products	6.5
Enterprise Software/Service	5.2
Brewery	4.0
Multimedia	3.7
Medical Instruments	3.1
Oil Companies-Integrated	3.1
Retail-Restaurants	2.7
Telecom Equipment-Fiber Optics	2.4
Finance-Other Services	2.2
Finance-Investment Banker/Broker	2.2
Retail-Apparel/Shoe	2.2
Retail-Drug Store	2.1
Wireless Equipment	1.9
Insurance-Multi-line	1.8
Banks-Commercial	1.7
Transport-Services	1.7
Diversified Minerals	1.3
Soap & Cleaning Preparation	1.1
Electric Products-Misc.	1.1
Cosmetics & Toiletries	1.1
Electronic Connectors	1.0
Auto-Cars/Light Trucks	1.0
Chemicals-Diversified	0.9
Retail-Regional Department Stores	0.8
Real Estate Operations & Development	0.7
Insurance-Life/Health	0.5
Applications Software	0.4
99.5%

* Calculated as a percentage of net assets

Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—98.5%
Applications Software—0.4%
Salesforce.com, Inc.†	8,417	$720,495
Auto-Cars/Light Trucks—1.0%
Ford Motor Co.†	151,070	1,966,931
Banks-Commercial—1.7%
Standard Chartered PLC(1)	124,575	3,320,630
Brewery—4.0%
Anheuser-Busch InBev NV(1)	160,908	7,829,346
Chemicals-Diversified—0.9%
Israel Chemicals, Ltd.(1)	149,406	1,786,246
Computers—15.4%
Apple, Inc.†	87,550	22,861,056
Research In Motion, Ltd.†	104,036	7,406,323
		30,267,379
Cosmetics & Toiletries—1.1%
Colgate-Palmolive Co.	25,140	2,114,274
Diversified Banking Institutions—8.6%
Bank of America Corp.	497,923	8,877,967
JPMorgan Chase & Co.	130,425	5,553,497
The Goldman Sachs Group, Inc.	16,805	2,440,086
		16,871,550
Diversified Minerals—1.3%
Vale SA ADR	81,875	2,507,831
Electric Products-Misc.—1.1%
LG Electronics, Inc.(1)	19,545	2,120,687
Electronic Connectors—1.0%
Amphenol Corp., Class A	44,565	2,059,349
Enterprise Software/Service—5.2%
Oracle Corp.	392,610	10,145,042
Finance-Investment Banker/Broker—2.2%
The Charles Schwab Corp.	227,519	4,388,842
Finance-Other Services—2.2%
CME Group, Inc.	13,435	4,412,188
Insurance-Life/Health—0.5%
Prudential PLC(1)	113,338	1,003,777
Insurance-Multi-line—1.8%
ACE, Ltd.	65,355	3,476,233
Medical Instruments—3.1%
Intuitive Surgical, Inc.†	16,818	6,063,898
Medical-Biomedical/Gene—10.6%
Celgene Corp.†	227,608	14,100,316
Gilead Sciences, Inc.†	169,838	6,737,473
		20,837,789
Multimedia—3.7%
News Corp., Class A	468,995	7,231,903
Networking Products—6.5%
Cisco Systems, Inc.†	470,700	12,671,244
Oil Companies-Integrated—2.1%
Petroleo Brasileiro SA ADR	95,495	4,051,853

Security Description	Shares	Value (Note 3)
Real Estate Operations & Development—0.7%
Hang Lung Properties, Ltd.(1)	383,000	$1,381,234
Retail-Apparel/Shoe—2.2%
Limited Brands, Inc.	161,995	4,341,466
Retail-Drug Store—2.1%
CVS Caremark Corp.	111,697	4,124,970
Retail-Regional Department Stores—0.8%
Kohl's Corp.†	30,415	1,672,521
Retail-Restaurants—2.7%
Chipotle Mexican Grill, Inc., Class A†	39,485	5,326,921
Soap & Cleaning Preparation—1.1%
Reckitt Benckiser Group PLC(1)	41,179	2,137,185
Telecom Equipment-Fiber Optics—2.4%
Corning, Inc.	240,145	4,622,791
Transport-Services—1.7%
United Parcel Service, Inc., Class B	47,205	3,263,754
Web Portals/ISP—8.5%
Google, Inc., Class A†	20,190	10,608,633
Yahoo!, Inc.†	364,760	6,029,483
		16,638,116
Wireless Equipment—1.9%
Crown Castle International Corp.†	99,370	3,761,155
Total Common Stock (cost $159,972,707)		193,117,600
PREFERRED STOCK—1.0%
Oil Companies-Integrated—1.0%
Petroleo Brasileiro SA ADR (cost $1,966,619)	51,703	1,961,612
TOTAL INVESTMENTS (cost $161,939,326)(2)	99.5%	195,079,212
Other assets less liabilities	0.5	948,674
NET ASSETS	100.0%	$196,027,886

† Non-income producing security

(1) Security was valued using fair value procedures at April 30, 2010. The aggregate value of these securities was $19,579,105 representing 10.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value procedures for foreign equity securities.

(2) See Note 7 for cost of investments on a tax basis.

ADR—American Depository Receipt

Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (continued) (unaudited)

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2010 (See Note 3):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$30,267,379	$—	$—	$30,267,379
Diversified Banking Institutions	16,871,550	—	—	16,871,550
Enterprise Software/Service	10,145,042	—	—	10,145,042
Medical-Biomedical/ Gene	20,837,789	—	—	20,837,789
Networking Products	12,671,244	—	—	12,671,244
Web Portals/ISP	16,638,116	—	—	16,638,116
Other Industries*	66,107,375	19,579,105+	—	85,686,480
Preferred Stock	1,961,612	—	—	1,961,612
Total	$175,500,107	$19,579,105	$—	$195,079,212

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $19,579,105 representing 10.0% of net assets. See Note 3.

See Notes to Financial Statements

Focused Small-Cap Growth Portfolio

PORTFOLIO PROFILE — April 30, 2010 — (unaudited)

Industry Allocation*
Repurchase Agreement	5.0%
Electronic Components-Semiconductors	4.1
Medical Instruments	4.0
Oil Companies-Exploration & Production	3.8
Retail-Apparel/Shoe	3.7
Engineering/R&D Services	2.6
Broadcast Services/Program	2.6
Applications Software	2.5
Investment Management/Advisor Services	2.5
Advanced Materials	2.5
Medical-Biomedical/Gene	2.5
Medical Products	2.3
Banks-Commercial	2.3
Finance-Investment Banker/Broker	2.3
Auto/Truck Parts & Equipment-Original	2.2
Poultry	2.2
Circuit Boards	2.1
Pharmacy Services	2.1
Telecom Services	2.1
Data Processing/Management	2.1
Wireless Equipment	2.0
Semiconductor Equipment	2.0
Medical-Generic Drugs	2.0
Footwear & Related Apparel	2.0
Medical-Nursing Homes	1.9
Satellite Telecom	1.9
Leisure Products	1.9
Environmental Consulting & Engineering	1.8
Identification Systems	1.8
Internet Infrastructure Software	1.7
Consulting Services	1.7
Cellular Telecom	1.6
Commercial Services	1.6
Transport-Truck	1.6
E-Commerce/Services	1.6
Retail-Catalog Shopping	1.6
Machinery-Construction & Mining	1.6
Commercial Services-Finance	1.6
Web Hosting/Design	1.5
Retail-Convenience Store	1.4
Auto-Heavy Duty Trucks	1.3
Medical-HMO	1.1
Retail-Restaurants	1.1
Human Resources	1.0
Coal	0.9
Telecommunication Equipment	0.8
Electronic Measurement Instruments	0.8
97.3%

* Calculated as a percentage of net assets

Focused Small-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—92.3%
Advanced Materials—2.5%
Hexcel Corp.†	309,700	$5,017,140
Applications Software—2.5%
Nuance Communications, Inc.†	284,000	5,188,680
Auto-Heavy Duty Trucks—1.3%
Force Protection, Inc.†	492,446	2,634,586
Auto/Truck Parts & Equipment-Original—2.2%
Titan International, Inc.	364,025	4,517,550
Banks-Commercial—2.3%
Signature Bank†	116,300	4,696,194
Broadcast Services/Program—2.6%
Liberty Media-Starz†	96,000	5,317,440
Cellular Telecom—1.6%
Syniverse Holdings, Inc.†	167,318	3,359,745
Circuit Boards—2.1%
Multi-Fineline Electronix, Inc.†	168,107	4,357,334
Coal—0.9%
Alpha Natural Resources, Inc.†	41,000	1,930,280
Commercial Services—1.6%
Quanta Services, Inc.†	166,400	3,349,632
Commercial Services-Finance—1.6%
Global Payments, Inc.	74,300	3,180,783
Consulting Services—1.7%
FTI Consulting, Inc.†	81,900	3,368,547
Data Processing/Management—2.1%
DJSP Enterprises, Inc.†	322,384	4,190,992
E-Commerce/Services—1.6%
United Online, Inc.	406,700	3,241,399
Electronic Components- Semiconductors—4.1%
Avago Technologies, Ltd.†	249,700	5,123,844
QLogic Corp.†	171,700	3,325,829
		8,449,673
Electronic Measurement Instruments—0.8%
Itron, Inc.†	19,200	1,528,512
Engineering/R&D Services—2.6%
Stanley, Inc.†	170,200	5,383,426
Environmental Consulting & Engineering—1.8%
Tetra Tech, Inc.†	151,100	3,679,285
Finance-Investment Banker/Broker—2.3%
Lazard, Ltd., Class A	118,700	4,588,942
Footwear & Related Apparel—2.0%
Iconix Brand Group, Inc.†	231,700	3,999,142
Human Resources—1.0%
Monster Worldwide, Inc.†	117,100	2,041,053
Identification Systems—1.8%
Cogent, Inc.†	351,500	3,638,025

Security Description	Shares	Value (Note 3)
Internet Infrastructure Software—1.7%
TeleCommunication Systems, Inc. Class A†	489,020	$3,379,128
Investment Management/ Advisor Services—2.5%
Affiliated Managers Group, Inc.†	59,800	5,033,964
Leisure Products—1.9%
WMS Industries, Inc.†	77,400	3,871,548
Machinery-Construction & Mining—1.6%
Terex Corp.†	120,600	3,198,312
Medical Instruments—4.0%
ev3, Inc.†	264,700	5,063,711
NuVasive, Inc.†	76,100	3,165,760
		8,229,471
Medical Products—2.3%
PSS World Medical, Inc.†	202,400	4,742,232
Medical-Biomedical/Gene—2.5%
Martek Biosciences Corp.†	226,740	4,995,082
Medical-Generic Drugs—2.0%
Mylan, Inc.†	183,500	4,042,505
Medical-HMO—1.1%
Centene Corp.†	100,800	2,308,320
Medical-Nursing Homes—1.9%
Sun Healthcare Group, Inc.†	442,000	3,951,480
Oil Companies-Exploration & Production—3.8%
Brigham Exploration Co.†	195,200	3,808,352
Concho Resources, Inc.†	67,500	3,835,350
		7,643,702
Pharmacy Services—2.1%
Omnicare, Inc.	156,700	4,354,693
Poultry—2.2%
Pilgrim's Pride Corp.†	380,460	4,436,164
Retail-Apparel/Shoe—3.7%
Gymboree Corp.†	74,200	3,645,446
Hot Topic, Inc.	506,036	3,866,115
		7,511,561
Retail-Catalog Shopping—1.6%
Coldwater Creek, Inc.†	456,063	3,228,926
Retail-Convenience Store—1.4%
The Pantry, Inc.†	185,221	2,930,196
Retail-Restaurants—1.1%
Buffalo Wild Wings, Inc.†	53,300	2,203,422
Satellite Telecom—1.9%
GeoEye, Inc.†	136,300	3,884,550
Semiconductor Equipment—2.0%
Veeco Instruments, Inc.†	93,400	4,108,666
Telecom Services—2.1%
Premiere Global Services, Inc.†	457,700	4,288,649
Telecommunication Equipment—0.8%
Arris Group, Inc.†	131,688	1,618,446

Focused Small-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
Transport-Truck—1.6%
Knight Transportation, Inc.	154,000	$3,278,660
Web Hosting/Design—1.5%
Equinix, Inc.†	31,200	3,140,280
Wireless Equipment—2.0%
RF Micro Devices, Inc.†	740,100	4,159,362
Total Long-Term Investment Securities (cost $167,121,619)		188,197,679
REPURCHASE AGREEMENT—5.0%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $10,125,000)	$10,125,000	10,125,000
TOTAL INVESTMENTS (cost $177,246,619)(2)	97.3%	198,322,679
Other assets less liabilities	2.7	5,527,910
NET ASSETS	100.0%	$203,850,589

† Non-income producing security

(1) See Note 3 for details of Joint Repurchase Agreement.

(2) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2010 (See Note 3):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$188,197,679	$—	$—	$188,197,679
Repurchase Agreement	—	10,125,000	—	10,125,000
Total	$188,197,679	$10,125,000	$—	$198,322,679

See Notes to Financial Statements

Focused Value Portfolio

PORTFOLIO PROFILE — April 30, 2010 — (unaudited)

Industry Allocation*
Finance-Other Services	14.4%
Oil Companies-Exploration & Production	10.4
Commercial Services-Finance	9.5
Transport-Rail	7.0
Oil Companies-Integrated	6.4
Banks-Fiduciary	5.1
Diversified Minerals	4.6
Medical Products	4.3
Retail-Major Department Stores	4.1
Insurance-Reinsurance	3.5
Independent Power Producers	3.5
Data Processing/Management	3.5
Disposable Medical Products	2.8
Metal-Copper	2.1
Diversified Operations	2.1
Decision Support Software	1.9
Patient Monitoring Equipment	1.9
Agricultural Chemicals	1.9
Gold Mining	1.8
Airport Development/Maintenance	1.7
Banks-Commercial	1.7
Computer Services	1.6
Metal-Diversified	1.5
Medical-Biomedical/Gene	1.3
Investment Companies	0.6
Finance-Investment Banker/Broker	0.5
Transport-Services	0.4
Investment Management/Advisor Services	0.2
Repurchase Agreement	0.1
100.4%

* Calculated as a percentage of net assets

Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—100.3%
Agricultural Chemicals—1.9%
Potash Corp. of Saskatchewan, Inc.	41,307	$4,564,424
Airport Development/ Maintenance—1.7%
Beijing Capital International Airport Co., Ltd.†(1)	6,939,000	4,177,384
Banks-Commercial—1.7%
HDFC Bank, Ltd. ADR	13,500	2,013,120
ICICI Bank, Ltd. ADR	48,698	2,070,639
		4,083,759
Banks-Fiduciary—5.1%
Northern Trust Corp.	55,816	3,068,764
State Street Corp.	129,926	5,651,781
The Bank of New York Mellon Corp.	121,304	3,776,193
		12,496,738
Commercial Services-Finance—9.5%
Mastercard, Inc., Class A	37,221	9,232,297
Verisk Analytics, Inc., Class A†	163,295	4,575,526
Visa, Inc., Class A	103,089	9,301,720
		23,109,543
Computer Services—1.6%
Computershare, Ltd.(1)	355,866	3,860,987
Data Processing/Management—3.5%
Broadridge Financial Solutions, Inc.	353,378	8,413,930
Decision Support Software—1.9%
MSCI, Inc., Class A†	136,877	4,742,788
Disposable Medical Products—2.8%
Shandong Weigao Group Medical Polymer Co., Ltd.(1)	1,454,000	6,852,932
Diversified Minerals—4.6%
Anglo American PLC ADR†	280,652	5,907,725
BHP Billiton, Ltd. ADR	72,561	5,281,715
		11,189,440
Diversified Operations—2.1%
Icahn Enterprises LP	113,008	5,083,100
Finance-Investment Banker/Broker—0.5%
LaBranche & Co., Inc.†	257,794	1,273,502
Finance-Other Services—14.4%
CME Group, Inc.	27,996	9,194,166
Hong Kong Exchanges and Clearing, Ltd.(1)	252,200	4,131,864
IntercontinentalExchange, Inc.†	45,349	5,289,054
NYSE Euronext	178,344	5,819,365
Singapore Exchange, Ltd.(1)	958,960	5,693,534
The NASDAQ OMX Group, Inc.†	239,534	5,030,214
		35,158,197

Security Description	Shares	Value (Note 3)
Gold Mining—1.8%
Franco-Nevada Corp.	152,598	$4,398,572
Independent Power Producers—3.5%
Calpine Corp.†	621,254	8,467,692
Insurance-Reinsurance—3.5%
Berkshire Hathaway, Inc., Class A†	38	4,382,350
Berkshire Hathaway, Inc., Class B†	53,198	4,096,246
		8,478,596
Investment Companies—0.6%
Urbana Corp., Class A†	860,051	1,473,212
Investment Management/ Advisor Services—0.2%
Cohen & Steers, Inc.	2,040	55,223
U.S. Global Investors, Inc., Class A	52,372	473,443
		528,666
Medical Products—4.3%
Baxter International, Inc.	124,020	5,856,225
Becton, Dickinson and Co.	62,260	4,754,796
		10,611,021
Medical-Biomedical/Gene—1.3%
Gilead Sciences, Inc.†	81,300	3,225,171
Metal-Copper—2.1%
Freeport-McMoRan Copper & Gold, Inc.	69,023	5,213,307
Metal-Diversified—1.5%
Rio Tinto PLC ADR	73,096	3,717,663
Oil Companies-Exploration & Production—10.4%
Canadian Natural Resources, Ltd.	129,357	9,962,195
Canadian Oil Sands Trust	248,428	7,520,340
CNOOC, Ltd. ADR	18,546	3,262,612
EnCana Corp.	142,521	4,713,170
		25,458,317
Oil Companies-Integrated—6.4%
Cenovus Energy, Inc.	142,521	4,175,865
China Petroleum & Chemical Corp. ADR	29,281	2,350,093
PetroChina Co., Ltd. ADR	21,534	2,479,210
Suncor Energy, Inc.	196,576	6,717,002
		15,722,170
Patient Monitoring Equipment—1.9%
Mindray Medical International, Ltd. ADR	122,235	4,669,377
Retail-Major Department Stores—4.1%
Sears Holdings Corp.†	83,554	10,105,856

Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
Transport-Rail—7.0%
CSX Corp.	100,794	$5,649,504
Guangshen Railway Co., Ltd. ADR	51,057	989,484
Norfolk Southern Corp.	84,519	5,014,512
Union Pacific Corp.	72,230	5,464,922
		17,118,422
Transport-Services—0.4%
Tianjin Port Development Holdings, Ltd.†(1)	3,148,000	885,874
Total Long-Term Investment Securities (cost $200,910,857)		245,080,640
REPURCHASE AGREEMENT—0.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 04/30/10, to be repurchased 05/03/10 in the amount of $250,000 and collateralized by $260,000 of United States Treasury Bills, bearing interest at 0.20% due 10/28/10 and having an approximate value of $259,740 (cost $250,000)	$250,000	250,000
TOTAL INVESTMENTS (cost $201,160,857)(2)	100.4%	245,330,640
Liabilities in excess of other assets	(0.4)	(979,588)
NET ASSETS	100.0%	$244,351,052

† Non-income producing security

(1) Security was valued using fair value procedures at April 30, 2010. The aggregate value of these securities was $25,602,575 representing 10.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.

(2) See Note 7 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2010 (See Note 3):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks-Fiduciary	$12,496,738	$—	$—	$12,496,738
Commercial Services-Finance	23,109,543	—	—	23,109,543
Finance-Other Services	25,332,799	9,825,398+	—	35,158,197
Oil Companies- Exploration & Production	25,458,317	—	—	25,458,317
Oil Companies- Integrated	15,722,170	—	—	15,722,170
Transportation-Rail	17,118,422	—	—	17,118,422
Other Industries*	100,240,076	15,777,177+	—	116,017,253
Repurchase Agreement	—	250,000	—	250,000
Total	$219,478,065	$25,852,575	$—	$245,330,640

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $25,602,575 representing 10.5% of net assets. See Note 3.

See Notes to Financial Statements

Focused Small-Cap Value Portfolio

PORTFOLIO PROFILE — April 30, 2010 — (unaudited)

Industry Allocation*
Gold Mining	9.7%
Banks-Commercial	9.6
Electronic Components-Misc.	6.2
Semiconductor Equipment	5.4
Telecom Services	5.1
Rental Auto/Equipment	4.6
Medical-Biomedical/Gene	4.0
Computers-Memory Devices	3.3
Gas-Distribution	3.2
Enterprise Software/Service	3.1
Diversified Minerals	3.0
Food-Misc.	2.7
Oil & Gas Drilling	2.7
Oil Companies-Exploration & Production	2.1
Real Estate Investment Trusts	2.0
Retail-Apparel/Shoe	1.9
Savings & Loans/Thrifts	1.9
Pharmacy Services	1.9
Coal	1.8
Investment Management/Advisor Services	1.7
Publishing-Newspapers	1.5
Rubber-Tires	1.5
Containers-Paper/Plastic	1.5
Human Resources	1.5
Transport-Truck	1.5
Repurchase Agreement	1.4
Insurance-Reinsurance	1.3
Non-Ferrous Metals	1.3
Silver Mining	1.3
Diversified Manufacturing Operations	1.2
Hazardous Waste Disposal	1.2
Wire & Cable Products	1.1
Machinery-General Industrial	1.1
Finance-Investment Banker/Broker	1.0
Auto/Truck Parts & Equipment-Original	1.0
Transport-Marine	0.9
Engineering/R&D Services	0.8
97.0%

* Calculated as a percentage of net assets

Focused Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—95.6%
Auto/Truck Parts & Equipment-Original—1.0%
Fuel Systems Solutions, Inc.†	50,800	$1,598,676
Banks-Commercial—9.6%
Cathay General Bancorp	28,582	353,559
City National Corp.	61,900	3,855,132
East West Bancorp, Inc.	181,200	3,549,708
FirstMerit Corp.	109,000	2,561,500
Sterling Bancorp	322,000	3,448,620
Western Alliance Bancorp†	185,858	1,616,965
		15,385,484
Coal—1.8%
International Coal Group, Inc.†	543,782	2,865,731
Computers-Memory Devices—3.3%
STEC, Inc.†	133,400	1,852,926
Xyratex, Ltd.†	197,342	3,473,219
		5,326,145
Containers-Paper/Plastic—1.5%
Temple-Inland, Inc.	104,900	2,446,268
Diversified Manufacturing Operations—1.2%
Barnes Group, Inc.	95,800	1,992,640
Diversified Minerals—3.0%
Fronteer Development Group, Inc.†	784,943	4,811,701
Electronic Components-Misc.—6.2%
Sanmina-SCI Corp.†	296,800	5,291,944
Vishay Intertechnology, Inc.†	445,200	4,634,532
		9,926,476
Engineering/R&D Services—0.8%
EMCOR Group, Inc.†	42,500	1,213,800
Enterprise Software/Service—3.1%
CDC Software Corp. ADR†	247,520	2,383,618
Lawson Software, Inc.†	341,900	2,653,144
		5,036,762
Finance-Investment
Banker/Broker—1.0%
Broadpoint Gleacher Securities, Inc.†	381,900	1,634,532
Food-Misc.—2.7%
B&G Foods, Inc.	238,477	2,463,467
Cal-Maine Foods, Inc.	55,700	1,859,266
		4,322,733
Gas-Distribution—3.2%
South Jersey Industries, Inc.	113,184	5,105,730
Gold Mining—9.7%
Seabridge Gold, Inc.†	253,000	8,586,820
US Gold Corp.†	2,064,593	7,040,262
		15,627,082
Hazardous Waste Disposal—1.2%
Sharps Compliance Corp.†	286,934	1,916,719

Security Description	Shares	Value (Note 3)
Human Resources—1.5%
Resources Connection, Inc.†	136,100	$2,387,194
Insurance-Reinsurance—1.3%
Validus Holdings, Ltd.	84,800	2,168,336
Investment Management/ Advisor Services—1.7%
Affiliated Managers Group, Inc.†	33,200	2,794,776
Machinery-General Industrial—1.1%
Flow International Corp.†	570,038	1,801,320
Medical-Biomedical/Gene—4.0%
Dendreon Corp.†	41,700	2,260,974
Incyte Corp., Ltd.†	310,600	4,168,252
		6,429,226
Non-Ferrous Metals—1.3%
Uranerz Energy Corp.†	1,244,600	2,053,590
Oil & Gas Drilling—2.7%
Atlas Energy, Inc.†	119,600	4,315,168
Oil Companies-Exploration & Production—2.1%
Brigham Exploration Co.†	173,100	3,377,181
Pharmacy Services—1.9%
Omnicare, Inc.	109,600	3,045,784
Publishing-Newspapers—1.5%
Dolan Media Co.†	208,600	2,480,254
Real Estate Investment Trusts—2.0%
MFA Financial, Inc.	268,200	1,906,902
Universal Health Realty Income Trust	41,546	1,380,158
		3,287,060
Rental Auto/Equipment—4.6%
United Rentals, Inc.†	516,030	7,410,191
Retail-Apparel/Shoe—1.9%
Foot Locker, Inc.	199,900	3,068,465
Rubber-Tires—1.5%
Cooper Tire & Rubber Co.	116,600	2,474,252
Savings & Loans/Thrifts—1.9%
Northwest Bancshares, Inc.	244,350	3,051,932
Semiconductor Equipment—5.4%
Entegris, Inc.†	1,398,300	8,655,477
Silver Mining—1.3%
Pan American Silver Corp.	77,460	2,051,141
Telecom Services—5.1%
Vonage Holdings Corp.†	4,828,566	8,208,562
Transport-Marine—0.9%
Baltic Trading, Ltd.†	103,214	1,436,739
Transport-Services—0.0%
Bristow Group, Inc.†	582	22,529
Transport-Truck—1.5%
Arkansas Best Corp.	76,900	2,342,374

Focused Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
Wire & Cable Products—1.1%
Fushi Copperweld, Inc.†	163,000	$1,802,780
Total Long-Term Investment Securities (cost $128,730,846)		153,874,810
REPURCHASE AGREEMENT—1.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $2,282,000)	$2,282,000	2,282,000
TOTAL INVESTMENTS (cost $131,012,846)(2)	97.0%	156,156,810
Other assets less liabilities	3.0	4,761,642
NET ASSETS	100.0%	$160,918,452

† Non-income producing security

(1) See Note 3 for details of Joint Repurchase Agreement.

(2) See Note 7 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2010 (See Note 3):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$15,385,484	$—	$—	$15,385,484
Electronic Components-Misc	9,926,476	—	—	9,926,476
Gold Mining	15,627,082	—	—	15,627,082
Semiconductor Equipment	8,655,477	—	—	8,655,477
Telecom Services	8,208,562	—	—	8,208,562
Other Industries*	96,071,729	—	—	96,071,729
Repurchase Agreement	—	2,282,000	—	2,282,000
Total	$153,874,810	$2,282,000	$—	$156,156,810

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Focused Growth and Income Portfolio

PORTFOLIO PROFILE — April 30, 2010 — (unaudited)

Industry Allocation*
Oil Companies-Integrated	10.4%
Diversified Banking Institutions	8.3
Repurchase Agreement	6.8
Retail-Discount	4.9
Applications Software	4.1
Computers	4.1
Medical-Biomedical/Gene	3.5
Medical-Drugs	3.2
Insurance-Multi-line	2.8
Banks-Super Regional	2.5
Medical Products	2.5
Cable/Satellite TV	2.3
Food-Misc.	2.3
Aerospace/Defense	2.2
Diversified Manufacturing Operations	2.2
Web Portals/ISP	2.1
Transport-Rail	2.1
Networking Products	2.0
Telephone-Integrated	2.0
Electric-Integrated	2.0
Tobacco	1.9
Aerospace/Defense-Equipment	1.8
Finance-Credit Card	1.8
Metal-Copper	1.7
Casino Hotels	1.6
Chemicals-Diversified	1.5
Beverages-Non-alcoholic	1.4
X-Ray Equipment	1.4
Web Hosting/Design	1.3
Instruments-Scientific	1.2
Electronic Components-Semiconductors	1.2
Exchange-Traded Funds	1.1
Wireless Equipment	1.0
Enterprise Software/Service	1.0
Oil Companies-Exploration & Production	0.9
Oil-Field Services	0.8
Retail-Major Department Stores	0.7
94.6%

* Calculated as a percentage of net assets

Focused Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—86.7%
Aerospace/Defense—2.2%
Raytheon Co.	100,000	$5,830,000
Aerospace/Defense-Equipment—1.8%
United Technologies Corp.	63,900	4,789,305
Applications Software—4.1%
Microsoft Corp.	355,700	10,863,078
Banks-Super Regional—2.5%
Wells Fargo & Co.	200,000	6,622,000
Beverages-Non-alcoholic—1.4%
PepsiCo, Inc.	57,500	3,750,150
Cable/Satellite TV—2.3%
Comcast Corp., Class A	300,000	5,922,000
Casino Hotels—1.6%
Las Vegas Sands Corp.†	165,200	4,106,872
Chemicals-Diversified—1.5%
E.I. du Pont de Nemours & Co.	100,000	3,984,000
Computers—4.1%
Apple, Inc.†	25,800	6,736,896
Hewlett-Packard Co.	75,300	3,913,341
		10,650,237
Diversified Banking Institutions—8.3%
Bank of America Corp.	400,000	7,132,000
JPMorgan Chase & Co.	268,600	11,436,988
Morgan Stanley	102,300	3,091,506
		21,660,494
Diversified Manufacturing Operations—2.2%
General Electric Co.	300,000	5,658,000
Electric-Integrated—2.0%
FPL Group, Inc.	100,000	5,205,000
Electronic Components- Semiconductors—1.2%
Broadcom Corp., Class A	89,700	3,093,753
Enterprise Software/Service—1.0%
Oracle Corp.	103,500	2,674,440
Finance-Credit Card—1.8%
Discover Financial Services	300,000	4,638,000
Food-Misc.—2.3%
Kraft Foods, Inc., Class A	200,000	5,920,000
Instruments-Scientific—1.2%
Thermo Fisher Scientific, Inc.†	56,000	3,095,680
Insurance-Multi-line—2.8%
Assurant, Inc.	200,000	7,286,000
Medical Products—2.5%
Johnson & Johnson	100,000	6,430,000
Medical-Biomedical/Gene—3.5%
Celgene Corp.†	76,300	4,726,785
Gilead Sciences, Inc.†	114,500	4,542,215
		9,269,000

Security Description	Shares	Value (Note 3)
Medical-Drugs—3.2%
Merck & Co., Inc.	100,000	$3,504,000
Pfizer, Inc.	300,000	5,016,000
		8,520,000
Metal-Copper—1.7%
Freeport-McMoRan Copper & Gold, Inc.	59,800	4,516,694
Networking Products—2.0%
Cisco Systems, Inc.†	193,900	5,219,788
Oil Companies-Exploration & Production—0.9%
Occidental Petroleum Corp.	27,400	2,429,284
Oil Companies-Integrated—10.4%
Chevron Corp.	100,000	8,144,000
ConocoPhillips	100,000	5,919,000
Exxon Mobil Corp.	100,000	6,785,000
Marathon Oil Corp.	200,000	6,430,000
		27,278,000
Oil-Field Services—0.8%
Schlumberger, Ltd.	29,500	2,106,890
Retail-Discount—4.9%
Target Corp.	52,600	2,991,362
Wal-Mart Stores, Inc.	185,600	9,957,440
		12,948,802
Retail-Major Department Stores—0.7%
J.C. Penney Co., Inc.	67,400	1,966,058
Telephone-Integrated—2.0%
AT&T, Inc.	200,000	5,212,000
Tobacco—1.9%
Philip Morris International, Inc.	100,000	4,908,000
Transport-Rail—2.1%
Union Pacific Corp.	71,200	5,386,992
Web Hosting/Design—1.3%
Equinix, Inc.†	33,600	3,381,840
Web Portals/ISP—2.1%
Google, Inc., Class A†	10,300	5,412,032
Wireless Equipment—1.0%
QUALCOMM, Inc.	70,200	2,719,548
X-Ray Equipment—1.4%
Hologic, Inc.†	199,600	3,566,852
Total Common Stock (cost $210,395,349)		227,020,789
EXCHANGE-TRADED FUNDS—1.1%
iShares Russell 1000 Growth Index Fund (cost $2,832,065)	55,000	2,888,050

Focused Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES—0.0%
Electric-Integrated—0.0%
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)(3)	$150,000	$0
Independent Power Producers—0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	175,000	0
Total U.S. Corporate Bonds & Notes (cost $0)		0
FOREIGN CORPORATE BONDS & NOTES—0.0%
Printing-Commercial—0.0%
Quebecor World Capital Corp. Escrow Notes 6.50% due 08/01/27†(1)(2) (cost $0)	30,000	0
Total Long-Term Investment Securities (cost $213,227,414)		229,908,839
REPURCHASE AGREEMENT—6.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $17,729,000)	17,729,000	17,729,000
TOTAL INVESTMENTS (cost $230,956,414)(5)	94.6%	247,637,839
Other assets less liabilities	5.4	14,215,411
NET ASSETS	100.0%	$261,853,250

† Non-income producing security

(1) Illiquid security. At April 30, 2010, the aggregate value of these securities was $0 representing 0% of net assets.

(2) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(3) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2010, the Focused

Growth and Income Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Par Amount	% of Net Assets
Southern Energy 7.90% due 7/15/2009	01/10/2006	150,000	$0	$0	$0	0.00%

(4) See Note 3 for details of Joint Repurchase Agreement.

(5) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2010 (See Note 3):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$21,660,494	$—	$—	$21,660,494
Oil Companies- Integrated	27,278,000	—	—	27,278,000
Other Industries*	178,082,295	—	—	178,082,295
Exchange-Traded Funds	2,888,050	—	—	2,888,050
U.S. Corporate Bonds & Notes	—	—	0	0
Foreign Corporate Bonds & Notes	—	—	0	0
Repurchase Agreement	—	17,729,000	—	17,729,000
Total	$229,908,839	$17,729,000	$0	$247,637,839

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 10/31/2009	$—	$—
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	0	0
Balance as of 04/30/2010	$0	$0

See Notes to Financial Statements

Focused Technology Portfolio

PORTFOLIO PROFILE — April 30, 2010 — (unaudited)

Industry Allocation*
Applications Software	13.3%
Electronic Components-Semiconductors	13.0
Computers	12.7
Enterprise Software/Service	6.5
Semiconductor Equipment	5.9
Semiconductor Components-Integrated Circuits	5.2
Repurchase Agreement	4.7
Networking Products	4.2
Web Portals/ISP	3.7
Commercial Services-Finance	3.7
Wireless Equipment	3.7
Electronic Forms	3.6
Computers-Memory Devices	3.3
Telecom Services	2.7
Computer Services	2.6
Telecom Equipment-Fiber Optics	2.5
Electronic Components-Misc.	2.4
Internet Security	2.2
Entertainment Software	1.7
Web Hosting/Design	1.5
99.1%

* Calculated as a percentage of net assets

Focused Technology Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—94.4%
Applications Software—13.3%
Check Point Software Technologies, Ltd.†	51,900	$1,848,678
Microsoft Corp.	95,000	2,901,300
Nuance Communications, Inc.†	156,600	2,861,082
Salesforce.com, Inc.†	23,390	2,002,184
		9,613,244
Commercial Services-Finance—3.7%
Visa, Inc., Class A	29,700	2,679,831
Computer Services—2.6%
Cognizant Technology Solutions Corp., Class A†	37,100	1,898,778
Computers—12.7%
Apple, Inc.†	14,596	3,811,307
Hewlett-Packard Co.	55,800	2,899,926
International Business Machines Corp.	12,100	1,560,900
Research In Motion, Ltd.†	13,200	939,708
		9,211,841
Computers-Memory Devices—3.3%
EMC Corp.†	123,700	2,351,537
Electronic Components-Misc.—2.4%
Flextronics International, Ltd.†	224,300	1,738,325
Electronic Components- Semiconductors—13.0%
Avago Technologies, Ltd.†	105,666	2,168,266
Broadcom Corp., Class A	59,400	2,048,706
Intel Corp.	89,701	2,047,874
PMC - Sierra, Inc.†	136,700	1,209,795
QLogic Corp.†	60,000	1,162,200
Supertex, Inc.†	29,682	801,711
		9,438,552
Electronic Forms—3.6%
Adobe Systems, Inc.†	77,200	2,593,148
Enterprise Software/Service—6.5%
Epicor Software Corp.†	107,000	982,260
Lawson Software, Inc.†	118,800	921,888
Oracle Corp.	109,200	2,821,728
		4,725,876
Entertainment Software—1.7%
Activision Blizzard, Inc.	108,100	1,197,748
Internet Security—2.2%
McAfee, Inc.†	45,500	1,581,125
Networking Products—4.2%
Cisco Systems, Inc.†	111,600	3,004,272
Semiconductor Components- Integrated Circuits—5.2%
Analog Devices, Inc.	51,300	1,535,409
Linear Technology Corp.	41,013	1,232,851
Marvell Technology Group, Ltd.†	49,400	1,020,110
		3,788,370

Security Description	Shares/ Principal Amount	Value (Note 3)
Semiconductor Equipment—5.9%
Applied Materials, Inc.	75,888	$1,045,737
ASML Holding NV	44,200	1,443,572
Veeco Instruments, Inc.†	41,000	1,803,590
		4,292,899
Telecom Equipment-Fiber Optics—2.5%
Corning, Inc.	92,100	1,772,925
Telecom Services—2.7%
Amdocs, Ltd.†	60,300	1,925,982
Web Hosting/Design—1.5%
Equinix, Inc.†	11,000	1,107,150
Web Portals/ISP—3.7%
Google, Inc., Class A†	5,130	2,695,507
Wireless Equipment—3.7%
QUALCOMM, Inc.	33,305	1,290,236
RF Micro Devices, Inc.†	245,000	1,376,900
		2,667,136
Total Long-Term Investment Securities (cost $52,210,962)		68,284,246
REPURCHASE AGREEMENT—4.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $3,429,000)	$3,429,000	3,429,000
TOTAL INVESTMENTS (cost $55,639,962)(2)	99.1%	71,713,246
Other assets less liabilities	0.9	617,782
NET ASSETS	100.0%	$72,331,028

† Non-income producing security

(1) See Note 3 for details of Joint Repurchase Agreement

(2) See Note 7 for cost of investments on a tax basis.

Focused Technology Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2010 (See Note 3):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Application Software	$9,613,244	$—	$—	$9,613,244
Computers	9,211,841	—	—	9,211,841
Electronic Components- Semiconductors	9,438,552	—	—	9,438,552
Enterprise Software/ Service	4,725,876	—	—	4,725,876
Semiconductor Components- Integrated Circuits	3,788,370	—	—	3,788,370
Semiconductor Equipment	4,292,899	—	—	4,292,899
Other Industries*	27,213,464	—	—	27,213,464
Repurchase Agreement	—	3,429,000	—	3,429,000
Total	$68,284,246	$3,429,000	$—	$71,713,246

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Focused Dividend Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2010 — (unaudited)

Industry Allocation*
Tobacco	12.1%
Telephone-Integrated	11.6
Aerospace/Defense	11.4
Medical-Drugs	8.8
Multimedia	7.3
Chemicals-Diversified	7.1
Food-Misc.	6.4
Funeral Services & Related Items	4.0
Retail-Building Products	4.0
Oil Refining & Marketing	3.8
Food-Wholesale/Distribution	3.3
Retail-Restaurants	3.3
Medical Products	3.0
Oil Companies-Integrated	3.0
Power Converter/Supply Equipment	3.0
Commercial Services-Finance	2.8
Retail-Bookstores	2.8
Repurchase Agreement	0.6
98.3%

* Calculated as a percentage of net assets

Focused Dividend Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—97.7%
Aerospace/Defense—11.4%
Lockheed Martin Corp.	100,612	$8,540,953
Northrop Grumman Corp.	140,412	9,524,146
The Boeing Co.	147,344	10,672,126
		28,737,225
Chemicals-Diversified—7.1%
E.I. du Pont de Nemours & Co.	220,175	8,771,772
Huntsman Corp.	796,384	9,086,741
		17,858,513
Commercial Services-Finance—2.8%
H&R Block, Inc.	389,801	7,137,256
Food-Misc.—6.4%
H.J. Heinz Co.	175,238	8,213,405
Kraft Foods, Inc., Class A	265,909	7,870,907
		16,084,312
Food-Wholesale/Distribution—3.3%
Sysco Corp.	267,674	8,442,438
Funeral Services & Related Items—4.0%
Hillenbrand, Inc.	409,379	10,062,536
Medical Products—3.0%
Johnson & Johnson	119,067	7,656,008
Medical-Drugs—8.8%
Bristol-Myers Squibb Co.	319,508	8,080,357
Eli Lilly & Co.	208,619	7,295,407
Pfizer, Inc.	418,686	7,000,430
		22,376,194
Multimedia—7.3%
Meredith Corp.	282,625	10,154,716
The McGraw-Hill Cos., Inc.	247,294	8,338,754
		18,493,470
Oil Companies-Integrated—3.0%
Chevron Corp.	92,912	7,566,753
Oil Refining & Marketing—3.8%
Sunoco, Inc.	295,917	9,700,159
Power Converter/Supply Equipment—3.0%
Hubbell, Inc., Class B	162,239	7,539,246
Retail-Bookstores—2.8%
Barnes & Noble, Inc.	321,598	7,088,020
Retail-Building Products—4.0%
Home Depot, Inc.	283,885	10,006,946
Retail-Restaurants—3.3%
McDonald's Corp.	117,623	8,303,008
Telephone-Integrated—11.6%
AT&T, Inc.	277,623	7,234,855
CenturyTel, Inc.	213,587	7,285,453
Verizon Communications, Inc.	243,604	7,037,720
Windstream Corp.	711,089	7,857,533
		29,415,561

Security Description	Shares/ Principal Amount	Value (Note 3)
Tobacco—12.1%
Altria Group, Inc.	383,865	$8,134,099
Lorillard, Inc.	90,984	7,130,416
Philip Morris International, Inc.	149,562	7,340,503
Reynolds American, Inc.	147,312	7,869,407
		30,474,425
Total Long-Term Investment Securities (cost $222,137,326)		246,942,070
REPURCHASE AGREEMENT—0.6%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $1,516,000)	$1,516,000	1,516,000
TOTAL INVESTMENTS (cost $223,653,326)(2)	98.3%	248,458,070
Other assets less liabilities	1.7	4,415,725
NET ASSETS	100.0%	$252,873,795

(1) See Note 3 for details of Joint Repurchase Agreement.

(2) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2010 (See Note 3):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$28,737,225	$—	$—	$28,737,225
Chemicals-Diversified	17,858,513	—	—	17,858,513
Food-Misc	16,084,312	—	—	16,084,312
Medical-Drugs	22,376,194	—	—	22,376,194
Multimedia	18,493,470	—	—	18,493,470
Telephone-Integrated	29,415,561	—	—	29,415,561
Tobacco	30,474,425	—	—	30,474,425
Other Industries*	83,502,370	—	—	83,502,370
Repurchase Agreement	—	1,516,000	—	1,516,000
Total	$246,942,070	$1,516,000	$—	$248,458,070

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Focused StarALPHA Portfolio

PORTFOLIO PROFILE — April 30, 2010 — (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	8.2%
Electronic Components-Semiconductors	5.3
Telecom Services	5.2
Semiconductor Equipment	4.0
Gold Mining	3.6
Finance-Other Services	3.5
Exchange-Traded Funds	3.2
Commercial Services-Finance	3.1
Diversified Operations	3.1
Data Processing/Management	2.9
Retail-Drug Store	2.9
Computers	2.8
Web Portals/ISP	2.7
Multimedia	2.7
Repurchase Agreement	2.6
Retail-Discount	2.3
Auto/Truck Parts & Equipment-Original	2.2
Medical-Generic Drugs	2.2
Aerospace/Defense	2.1
Cable/Satellite TV	2.1
Applications Software	2.1
Paper & Related Products	2.0
Oil Field Machinery & Equipment	2.0
Metal-Copper	2.0
Pharmacy Services	1.9
Medical-HMO	1.9
Retail-Apparel/Shoe	1.9
Schools	1.9
Medical-Drugs	1.7
Food-Misc.	1.7
Oil & Gas Drilling	1.5
Airport Development/Maintenance	1.5
Investment Management/Advisor Services	1.5
Human Resources	1.4
Time Deposit	1.3
Coal	1.3
Real Estate Operations & Development	1.3
Containers-Paper/Plastic	1.0
Retail-Catalog Shopping	1.0
97.6%

* Calculated as a percentage of net assets

Focused StarALPHA Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—90.5%
Aerospace/Defense—2.1%
Northrop Grumman Corp.	23,000	$1,560,090
Airport Development/Maintenance—1.5%
Beijing Capital International Airport Co., Ltd.(1)	1,846,000	1,111,320
Applications Software—2.1%
Microsoft Corp.	49,577	1,514,082
Auto/Truck Parts & Equipment- Original—2.2%
Lear Corp.†	19,900	1,615,482
Cable/Satellite TV—2.1%
DIRECTV, Class A†	42,288	1,532,094
Coal—1.3%
International Coal Group, Inc.†	182,438	961,448
Commercial Services-Finance—3.1%
Mastercard, Inc., Class A	1,550	384,462
Verisk Analytics, Inc., Class A†	12,485	349,830
Visa, Inc., Class A	16,892	1,524,165
		2,258,457
Computers—2.8%
Hewlett-Packard Co.	38,600	2,006,042
Containers-Paper/Plastic—1.0%
Temple-Inland, Inc.	30,500	711,260
Data Processing/Management—2.9%
Fiserv, Inc.†	40,900	2,089,581
Diversified Operations—3.1%
Icahn Enterprises LP	23,975	1,078,395
Leucadia National Corp.†	45,305	1,146,670
		2,225,065
Electronic Components- Semiconductors—5.3%
Avago Technologies, Ltd.†	89,700	1,840,644
ON Semiconductor Corp.†	257,265	2,042,684
		3,883,328
Finance-Other Services—3.5%
CME Group, Inc.	1,190	390,808
Singapore Exchange, Ltd.(1)	180,614	1,072,341
The NASDAQ OMX Group, Inc.†	52,410	1,100,610
		2,563,759
Food-Misc.—1.7%
Sara Lee Corp.	87,000	1,237,140
Gold Mining—3.6%
Franco-Nevada Corp.	13,150	379,043
Seabridge Gold, Inc.†	66,100	2,243,434
		2,622,477
Human Resources—1.4%
Monster Worldwide, Inc.†	57,600	1,003,968
Investment Management/ Advisor Services—1.5%
Invesco, Ltd.	46,000	1,057,540

Security Description	Shares	Value (Note 3)
Medical-Biomedical/Gene—8.2%
Amgen, Inc.†	27,000	$1,548,720
Dendreon Corp.†	15,000	813,300
Gilead Sciences, Inc.†	66,800	2,649,956
Talecris Biotherapeutics Holdings Corp.†	50,395	944,906
		5,956,882
Medical-Drugs—1.7%
Actelion, Ltd.†(1)	31,200	1,255,537
Medical-Generic Drugs—2.2%
Mylan, Inc.†	71,400	1,572,942
Medical-HMO—1.9%
WellPoint, Inc.†	26,000	1,398,800
Metal-Copper—2.0%
Freeport-McMoRan Copper & Gold, Inc.	19,000	1,435,070
Multimedia—2.7%
Viacom, Inc., Class B†	56,300	1,989,079
Oil & Gas Drilling—1.5%
Atlas Energy, Inc.†	31,100	1,122,088
Oil Field Machinery & Equipment—2.0%
National Oilwell Varco, Inc.	33,000	1,452,990
Paper & Related Products—2.0%
International Paper Co.	55,000	1,470,700
Pharmacy Services—1.9%
Medco Health Solutions, Inc.†	24,000	1,414,080
Real Estate Operations & Development—1.3%
Brookfield Asset Management, Inc., Class A	36,820	933,019
Retail-Apparel/Shoe—1.9%
The Gap, Inc.	56,000	1,384,880
Retail-Catalog Shopping—1.0%
Coldwater Creek, Inc.†	100,000	708,000
Retail-Discount—2.3%
Target Corp.	29,000	1,649,230
Retail-Drug Store—2.9%
CVS Caremark Corp.	56,300	2,079,159
Schools—1.9%
Grand Canyon Education, Inc.†	56,600	1,368,588
Semiconductor Equipment—4.0%
Entegris, Inc.†	466,700	2,888,873
Telecom Services—5.2%
Telecity Group PLC†(1)	263,089	1,642,297
Vonage Holdings Corp.†	1,265,844	2,151,935
		3,794,232
Transport-Services—0.0%
Bristow Group, Inc.†	255	9,871
Web Portals/ISP—2.7%
Google, Inc., Class A†	3,800	1,996,672
Total Common Stock (cost $64,290,358)		65,833,825

Focused StarALPHA Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2010 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
EXCHANGE-TRADED FUNDS—3.2%
iShares Russell 1000 Growth Index Fund	22,000	$1,155,220
iShares Russell 2000 Growth Index Fund	14,800	1,130,276
Total Exchange-Traded Funds (cost $2,168,217)		2,285,496
Total Long-Term Investment Securities (cost $66,458,575)		68,119,321
SHORT-TERM INVESTMENT SECURITIES—1.3%
Time Deposit—1.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/03/10 (cost $969,000)	$969,000	969,000
REPURCHASE AGREEMENT—2.6%
State Street Bank and Trust Co., Joint Repurchase Agreement(2) (cost $1,927,000)	1,927,000	1,927,000
TOTAL INVESTMENTS (cost $69,354,575)(3)	97.6%	71,015,321
Other assets less liabilities	2.4	1,730,622
NET ASSETS	100.0%	$72,745,943

† Non-income producing security

(1) Security was valued using fair value procedures at April 30, 2010. The aggregate value of these securities was $5,081,495 representing 7.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.

(2) See Note 3 for details of Joint Repurchase Agreement.

(3) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2010 (See Note 3):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Electronic Components- Semiconductors	$3,883,328	$—	$—	$3,883,328
Medical-Biomedical/ Gene	5,956,882	—	—	5,956,882
Telecom Services	2,151,935	1,642,297+	—	3,794,232
Other Industries*	48,760,185	3,439,198+	—	52,199,383
Exchange-Traded Funds	2,285,496	—	—	2,285,496
Short-Term Investment Securities:
Time Deposit	—	969,000	—	969,000
Repurchase Agreement	—	1,927,000	—	1,927,000
Total	$63,037,826	$7,977,495	$—	$71,015,321

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $5,081,495 representing 7.0% of net assets. See Note 3.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited)

Note 1.  Organization

SunAmerica Focused Series, Inc. (the "Fund"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"). The Fund currently consists of fourteen separate investment series (each a "Portfolio" and collectively, the "Portfolios") each with a distinct investment objective or strategy. Each Portfolio is managed by a single adviser, except for the Focused StarALPHA Portfolio. With respect to the Focused Equity Strategy Portfolio, Focused Multi-Asset Strategy Portfolio, Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio and Focused Fixed Income Strategy Portfolio, each of these Portfolios has a principal investment technique to invest in a combination of SunAmerica funds as described below and may also invest in any other affiliated SunAmerica funds (collectively, the "Underlying Funds").

The investment goals and principal investment techniques for each of the Portfolios is as follows:

Focused Equity Strategy Portfolio seeks growth of capital through allocation of assets among (i) a combination of funds within the Fund, SunAmerica Income Funds and SunAmerica Equity Funds, investing in equity and fixed income securities, and (ii) the SunAmerica Alternative Strategies Fund, a series of SunAmerica Specialty Series. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in Underlying Funds that invest primarily in equity securities.

Focused Multi-Asset Strategy Portfolio seeks growth of capital through allocation of assets among (i) a combination of funds within the Fund, SunAmerica Income Funds and SunAmerica Equity Funds, investing in equity and fixed income securities, and (ii) the SunAmerica Alternative Strategies Fund.

Focused Balanced Strategy Portfolio seeks growth of capital and conservation of principal through allocation of assets among (i) a combination of funds within the Fund, SunAmerica Income Funds, SunAmerica Equity Funds and in the SunAmerica Senior Floating Rate Fund, Inc., investing in equity and fixed income securities, and (ii) the SunAmerica Alternative Strategies Fund.

Focused Fixed Income and Equity Strategy Portfolio seeks current income with growth of capital as a secondary objective through allocation of assets among a combination of funds within the Fund, SunAmerica Income Funds, SunAmerica Equity Funds and in the SunAmerica Senior Floating Rate Fund, Inc., investing in equity and fixed income securities. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in Underlying Funds that invest primarily in fixed income and/or equity securities.

Focused Fixed Income Strategy Portfolio seeks current income through allocation of assets among a combination of funds within the Fund, SunAmerica Income Funds, SunAmerica Equity Funds and in the SunAmerica Senior Floating Rate Fund, Inc., investing in equity and fixed income securities. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in Underlying Funds that invest primarily in fixed income securities.

Focused Large-Cap Growth Portfolio seeks long-term growth of capital through active trading of equity securities of large-cap companies that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in large-cap companies.

Focused Growth Portfolio seeks long-term growth of capital through active trading of equity securities of companies of any market capitalization that offer the potential for long-term growth of capital.

Focused Small-Cap Growth Portfolio seeks long-term growth of capital through active trading of equity securities that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Growth Index.

Focused Value Portfolio seeks long-term growth of capital through active trading of equity securities that offer the potential for long-term growth of capital without regard to market capitalization.

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

Focused Small-Cap Value Portfolio seeks long-term growth of capital through active trading of equity securities that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Value Index.

Focused Growth and Income Portfolio seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Adviser believes have elements of growth and value, issued by large-cap companies that offer the potential for long-term growth of capital, including those that offer the potential for a reasonable level of current income.

Focused Technology Portfolio seeks long-term growth of capital through active trading of equity securities of companies that offer the potential for long-term growth of capital and that the Adviser believes will benefit significantly from technological advances or improvements, without regard to market capitalization. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in such securities.

Focused Dividend Strategy Portfolio seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

Focused StarALPHA Portfolio seeks total return through active trading of equity securities selected on the basis of company fundamentals, without regard to investment style or market capitalization.

The Asset Allocation Strategy Portfolios: Focused Equity Strategy, Focused Multi-Asset Strategy, Focused Balanced Strategy, Focused Fixed Income and Equity Strategy, and Focused Fixed Income Strategy ("Strategy Portfolios") invest in various SunAmerica funds, some of which are not presented in this report. Additional information on the Underlying Funds is available at our website, www.sunamericafunds.com.

All of the Portfolios are non-diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

Classes of Shares: Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class B shares—  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

Class I shares—  Offered at net asset value per share exclusively for sale to certain institutions.

Class Z shares—  Offered at net asset value per share exclusively for sale to SunAmerica affiliated companies' retirement plans.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution or account maintenance fee payments applicable to Class I or Class Z. For the Strategy Portfolios, only Class B shares and Class C shares make distribution fee payments.

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

Indemnification: Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2.  Fund Mergers

Pursuant to a plan of reorganization, all of the assets and liabilities of the Focused Mid-Cap Value Portfolio, a series of the Fund, were transferred in a tax-free exchange to the Focused Small-Cap Value Portfolio, in exchange for shares of the Focused Small-Cap Value Portfolio. The reorganization was consummated on October, 26, 2009. The acquiring fund acquired all of the assets and liabilities of the target fund as shown in the table below. Class A, Class B and Class C shares of the Focused Mid-Cap Value Portfolio were exchanged tax-free for Class A, Class B and Class C shares of Focused Small-Cap Value Portfolio at an exchange ratio of 0.86 to 1, 0.95 to 1 and 0.95 to 1, respectively. Shares of the Focused Small-Cap Value Portfolio issued in connection with the acquisition of the Focused Mid-Cap Value Portfolio were 3,667,530 with a value of $47,075,422. The assets in the investment portfolio of the Focused Mid-Cap Value Portfolio with a value of $47,139,440 and identified cost of $43,604,966 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation/(depreciation) immediately before and after the reorganization:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Fund
Focused Mid-Cap Value Portfolio				$3,534,474
Class A	3,611,078	$40,704,373	$11.27
Class B	68,026	749,582	11.02
Class C	509,765	5,621,467	11.03
Acquiring Fund
Focused Small-Cap Value Portfolio				$12,408,880
Class A	7,680,867	$100,189,904	$13.04
Class B	1,024,592	11,875,363	11.59
Class C	2,311,041	26,934,818	11.65
Post Reorganization
Focused Small-Cap Value Portfolio				$15,943,354
Class A	10,801,392	$140,894,277	$13.04
Class B	1,089,265	12,624,945	11.59
Class C	2,793,373	32,556,285	11.65

Assuming the reorganization had been completed on November 1, 2008, the beginning of the annual reporting period for the acquiring fund, the pro forma results of operations for the period ended October 31, 2009, are as follows:

Net investment income (loss)	$622,164
Net realized/unrealized gains (losses)	17,273,683
Change in net assets resulting from operations	$17,895,847

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since October, 26, 2009.

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

Pursuant to separate plans of reorganization, all of the assets and liabilities of the SunAmerica Blue-Chip Growth Fund, and the SunAmerica Disciplined Growth Fund, each a series of the SunAmerica Equity Funds, were transferred in a tax-free exchange to the Focused Large-Cap Growth Portfolio, in exchange for shares of the Focused Large-Cap Growth Portfolio. The reorganizations were consummated on December, 7, 2009. The acquiring fund acquired all of the assets and liabilities of the target funds as shown in the table below.

Class A, Class B, Class C, and Class I shares of the SunAmerica Blue-Chip Growth Fund were exchanged tax-free for Class A, Class B, Class C, and Class Z shares of Focused Large-Cap Growth Portfolio at an exchange ratio of 0.94 to 1, 0.88 to 1, 0.87 to 1, and 0.91 to 1, respectively. Shares of the Focused Large-Cap Growth Portfolio issued in connection with the acquisition of the SunAmerica Blue-Chip Growth Fund were 2,698,364 with a value of $42,719,280. The assets in the investment portfolio of the SunAmerica Blue-Chip Growth Fund with a value of $42,754,444 and identified cost of $38,695,048 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class A, Class B, and Class C shares of the SunAmerica Disciplined Growth Fund were exchanged tax-free for Class A, Class B, and Class C shares of Focused Large-Cap Growth Portfolio at an exchange ratio of 0.69 to 1, 0.70 to 1, and 0.70 to 1, respectively. Shares of the Focused Large-Cap Growth Portfolio issued in connection with the acquisition of the SunAmerica Disciplined Growth Fund were 1,529,809 with a value of $23,710,672. The assets in the investment portfolio of the SunAmerica Disciplined Growth Fund with a value of $23,715,332 and identified cost of $19,281,400 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation/(depreciation) immediately before and after the reorganizations:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Funds
SunAmerica Blue-Chip Growth Fund				$4,059,396
Class A	2,337,162	$35,107,197	$15.02
Class B	375,426	4,889,870	13.02
Class C	182,480	2,353,096	12.90
Class I	24,031	369,117	15.36
SunAmerica Disciplined Growth Fund				$4,433,932
Class A	1,192,664	$13,228,068	$11.09
Class B	150,649	1,573,990	10.45
Class C	851,687	8,908,614	10.46
Acquiring Fund
Focused Large-Cap Growth Portfolio				$34,793,507
Class A	13,244,905	$212,420,633	$16.04
Class B	2,571,881	38,190,220	14.85
Class C	6,327,565	94,105,675	14.87
Class Z	4,194,386	70,941,908	16.91
Post Reorganization
Focused Large-Cap Growth Portfolio				$43,286,835
Class A	16,258,722	$260,755,898	$16.04
Class B	3,007,185	44,654,080	14.85
Class C	7,084,794	105,367,385	14.87
Class Z	4,216,209	71,311,025	16.91

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

Assuming the reorganizations had been completed on November 1, 2009, the beginning of the annual reporting period for the acquiring fund, the pro forma results of operations for the period ended April 30, 2010, are as follows:

Net investment income (loss)	$(1,091,320)
Net realized/unrealized gains (losses)	59,413,766
Change in net assets resulting from operations	$58,322,446

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the target funds that have been included in the Statement of Operations since December 7, 2009.

Pursuant to separate plans of reorganization, all of the assets and liabilities of the SunAmerica Growth Opportunities Fund and SunAmerica New Century Fund, each a series of the SunAmerica Equity Funds, and the Focused Mid-Cap Growth Portfolio, a series of the Fund, were transferred in a tax-free exchange to the Focused Small-Cap Growth Portfolio, in exchange for shares of the Focused Small-Cap Growth Portfolio. The reorganizations were consummated on December, 7, 2009. The acquiring fund acquired all of the assets and liabilities of the target funds as shown in the table below.

Class A, Class B, Class C, and Class I shares of the SunAmerica Growth Opportunities Fund were exchanged tax-free for Class A, Class B, Class C, and Class I shares of Focused Small-Cap Growth Portfolio at an exchange ratio of 1.25 to 1, 1.21 to 1, 1.22 to 1, and 1.26 to 1 respectively. Shares of the Focused Small-Cap Growth Portfolio issued in connection with the acquisition of the SunAmerica Growth Opportunities Fund were 2,667,329 with a value of $31,013,948. The assets in the investment portfolio of the SunAmerica Growth Opportunities Fund with a value of $31,094,875 and identified cost of $29,921,840 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class A, Class B, and Class C shares of the SunAmerica New Century Fund were exchanged tax-free for Class A, Class B, and Class C shares of Focused Small-Cap Growth Portfolio at an exchange ratio of 0.99 to 1, 0.96 to 1, and 0.97 to 1 respectively. Shares of the Focused Small-Cap Growth Portfolio issued in connection with the acquisition of the SunAmerica New Century Fund were 3,163,448 with a value of $37,337,915. The assets in the investment portfolio of the SunAmerica New Century Fund with a value of $37,405,738 and identified cost of $36,184,864 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class A, Class B, and Class C shares of the Focused Mid-Cap Growth Portfolio were exchanged tax-free for Class A, Class B, and Class C shares of Focused Small-Cap Growth Portfolio at an exchange ratio of 0.83 to 1, 0.90 to 1, and 0.91 to 1, respectively. Shares of the Focused Small-Cap Growth Portfolio issued in connection with the acquisition of the Focused Mid-Cap Growth Portfolio were 3,230,185 with a value of $38,383,360. The assets in the investment portfolio of the Focused Mid-Cap Growth Portfolio with a value of $38,410,545 and identified cost of $32,926,072 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation/(depreciation) immediately before and after the reorganizations:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Funds
SunAmerica Growth Opportunities Fund				$1,173,035
Class A	1,583,734	$23,638,848	$14.93
Class B	318,114	4,114,487	12.93
Class C	248,191	3,199,051	12.89
Class I.	4,006	61,562	15.37
SunAmerica New Century Fund				$1,220,874
Class A	2,776,016	$33,065,649	$11.91
Class B	245,465	2,496,574	10.17
Class C	172,134	1,775,692	10.32
Focused Mid-Cap Growth Portfolio				$5,484,473
Class A	3,634,138	$36,082,051	$9.93
Class B	70,940	682,749	9.62
Class C	167,806	1,618,560	9.65
Acquiring Fund
Focused Small-Cap Growth Portfolio				$17,004,808
Class A	7,678,085	$91,934,355	$11.97
Class B	1,011,933	10,774,430	10.65
Class C	2,031,856	21,550,144	10.61
Class I	114,357	1,399,595	12.24
Post Reorganization
Focused Small-Cap Growth Portfolio				$24,883,190
Class A	15,427,332	$184,720,903	$11.97
Class B	1,696,965	18,068,240	10.65
Class C	2,653,509	28,143,447	10.61
Class I	119,387	1,461,157	12.24

Assuming the reorganizations had been completed on November 1, 2009, the beginning of the annual reporting period for the acquiring fund, the pro forma results of operations for the period ended April 30, 2010, are as follows:

Net investment income (loss)	$(1,069,952)
Net realized/unrealized gains (losses)	34,814,546
Change in net assets resulting from operations	$33,744,594

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the target funds that have been included in the Statement of Operations since December 7, 2009.

Pursuant to separate plans of reorganization, all of the assets and liabilities of the SunAmerica Balanced Assets Fund and the SunAmerica Growth and Income Fund, each a series of the SunAmerica Equity Funds, were transferred in a tax-free exchange to the Focused Growth and Income Portfolio, in exchange for shares of the Focused Growth and Income Portfolio. The reorganizations were consummated on January, 25, 2010. The acquiring fund acquired all of the assets and liabilities of the target funds as shown in the table below.

Class A, Class B, Class C and Class I shares of the SunAmerica Balanced Assets Fund were exchanged tax-free for Class A, Class B, Class C, and Class I shares of Focused Growth and Income Portfolio at an exchange ratio of 1.01 to 1, 1.10 to 1, 1.10 to 1, and 1.01 to 1, respectively. Shares of the Focused Growth and Income Portfolio issued in connection with the acquisition of the SunAmerica Balanced Assets Fund were 7,104,120 with a value of $87,767,192. The assets in the investment portfolio of the SunAmerica Balanced Assets Fund with a value of $87,828,135 and identified cost of $84,382,872 as

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class A, Class B, Class C and Class I shares of the SunAmerica Growth and Income Fund were exchanged tax-free for Class A, Class B, Class C and Class I shares of Focused Growth and Income Portfolio at an exchange ratio of 0.87 to 1, 0.89 to 1, 0.89 to 1 and 0.87 to 1, respectively. Shares of the Focused Growth and Income Portfolio issued in connection with the acquisition of the SunAmerica Growth and Income Fund were 4,137,239 with a value of $50,453,578. The assets in the investment portfolio of the SunAmerica Growth and Income Fund with a value of $50,559,108 and identified cost of $47,970,619 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation/(depreciation) immediately before and after the reorganizations:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Funds
SunAmerica Balanced Assets Fund				$3,445,263
Class A	5,867,251	$73,999,494	$12.61
Class B	464,572	5,850,315	12.59
Class C	593,181	7,482,112	12.61
Class I	34,480	435,271	12.62
SunAmerica Growth and Income Fund				$2,588,489
Class A	3,268,665	$35,424,283	$10.84
Class B	468,642	4,787,737	10.22
Class C	995,115	10,115,687	10.17
Class I	11,570	125,871	10.88
Acquiring Fund
Focused Growth and Income Portfolio				$2,700,287
Class A	5,768,652	$72,268,037	$12.53
Class B	1,348,471	15,467,615	11.47
Class C	3,041,957	34,882,899	11.47
Post Reorganization
Focused Growth and Income Portfolio				$8,734,039
Class A	14,503,192	$181,691,814	$12.53
Class B	2,275,897	26,105,667	11.47
Class C	4,576,558	52,480,698	11.47
Class I	44,792	561,142	12.53

Assuming the reorganizations had been completed on November 1, 2009, the beginning of the annual reporting period for the acquiring fund, the pro forma results of operations for the period ended April 30, 2010, are as follows:

Net investment income (loss)	$539,925
Net realized/unrealized gains (losses)	30,173,638
Change in net assets resulting from operations	$30,713,563

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the target funds that have been included in the Statement of Operations since January, 25, 2010.

Note 3.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements:

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and a Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, a Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the "Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Portfolios' investments are summarized into three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees, etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios' net assets as of April 30, 2010 are reported on a schedule following the Portfolio of Investments.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to and in accordance with applicable Securities and Exchange Commission ("SEC") guidance, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of April 30, 2010, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
Focused Large-Cap Growth	4.61%	$11,140,000
Focused Small-Cap Growth	4.19	10,125,000
Focused Small-Cap Value	0.94	2,282,000
Focused Growth and Income	7.34	17,729,000
Focused Technology	1.42	3,429,000
Focused Dividend Strategy	0.63	1,516,000
Focused StarALPHA	0.80	1,927,000

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated April 30, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $241,671,000, a repurchase price of $241,671,201 and a maturity date of May 3, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	0.18%	07/22/2010	$21,105,000	$21,096,558
U.S. Treasury Bills	0.21	09/02/2010	225,570,000	225,412,101

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after ex-dividend date. The Strategy Portfolios invest in a combination of SunAmerica Mutual Funds including funds investing in fixed income securities. Distributions from income from Underlying Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from Underlying Funds, if any, are recorded to realized gains on ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts on fixed income securities. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations. For the Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Portfolios and do not include indirect expenses borne by each Strategy Portfolio in connection with its investment in the Underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio, Focused Growth and Income Portfolio and Focused Dividend Strategy Portfolio. Dividends from net investment income, if any, for the Focused Fixed Income Strategy Portfolio will normally be declared daily and paid quarterly. All other Portfolios pay annually. Capital gain distributions, if any, are paid annually. Each of the Portfolios reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Portfolio is considered a separate

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examination by tax authorities for tax years ending before 2006.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and changes in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

Note 4.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows:

Portfolio	Percentage
Focused Equity Strategy	0.10%
Focused Multi-Asset Strategy	0.10%
Focused Balanced Strategy	0.10%
Focused Fixed Income and Equity	0.10%
Focused Fixed Income Strategy	0.10%
Focused Large-Cap Growth	0.75%
Focused Growth	1.00%
Focused Small-Cap Growth*	0.75%
Focused Value	1.00%
Focused Small-Cap Value	0.75%
Focused Growth and Income*	0.75%
Focused Technology	1.00%
Focused Dividend Strategy	0.35%
Focused StarALPHA	1.00%

The Agreement authorizes SunAmerica to retain one or more Subadvisers to manage the investment and reinvestment of the assets of their respective Portfolios, or portions thereof, for which they are responsible. SunAmerica does not retain any Subadviser with respect to the Strategy Portfolios, Focused Large-Cap Growth Portfolio, Focused Small-Cap Growth Portfolio, Focused Small-Cap Value Portfolio, Focused Growth and Income Portfolio, Focused Technology Portfolio, and the Focused Dividend Strategy Portfolio. The organizations described below acted as Subadvisers as of

*  Effective December 7, 2009, the investment advisory and management fee for Focused Small-Cap Growth was decreased from 1.00% of average daily net assets to 0.75% of average daily net assets. Effective January 25, 2010, the investment advisory and management fee for Focused Growth and Income was decreased from 1.00% of average daily net assets to 0.75% of average daily net assets.

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

the end of the fiscal period to which this report relates with respect to the corresponding Portfolios pursuant to Subadvisory Agreements with SunAmerica. Each of the Subadvisers is independent of SunAmerica and discharges its responsibilities subject to the policies of the Board of the Fund and the oversight and supervision of SunAmerica, which pays the Subadvisers' fees.

Focused Growth Portfolio
Janus Capital Management LLC

Focused Value Portfolio
Kinetics Asset Management, Inc.

Focused StarALPHA Portfolio
BlackRock Investment Management, LLC
Kinetics Asset Management, Inc.
Thornburg Investment Management, Inc.

Each Subadviser is paid monthly by SunAmerica a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the Subadviser. For the six months ended April 30, 2010, SunAmerica paid the Subadvisers for each Portfolio the following annual rates, expressed as a percentage of the average daily net assets of each Portfolio:

Portfolio	Percentage
Focused Growth	0.40%
Focused Small-Cap Growth†	0.08%
Focused Value	0.35%
Focused Growth and Income†	0.13%
Focused StarALPHA*	0.22%

SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Portfolio's average daily net assets. Annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors.

Portfolio	Class A	Class B	Class C	Class I
Focused Growth	1.72%	2.37%	2.37%	—
Focused Small-Cap Growth**	1.72%	2.37%	2.37%	1.33%
Focused Value	1.72%	2.37%	2.37%	—
Focused Small-Cap Value	1.72%	2.37%	2.37%	—
Focused Growth and Income	1.72%	2.37%	2.37%	1.32%
Focused Technology	1.88%	2.53%	2.53%	—
Focused Dividend Strategy	0.95%	1.60%	1.60%	—
Focused StarALPHA	1.72%	—	2.37%	—

Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategy Portfolios, so that the total net expense ratio for the following classes do not exceed the amounts set forth below. Annual fund operating expenses do not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

†  Effective December 7, 2009, SunAmerica assumed day-to-day portfolio management responsibility for the Focused Small-Cap Growth Portfolio, and effective January 25, 2010, SunAmerica assumed day-to-day portfolio management responsibility for the Focused Growth and Income Portfolio.

*  Pursuant to the terms of an exemptive order received from the SEC, the subadvisory fee rate disclosed is an aggregate fee rate for all of the subadvisers to this Portfolio.

**  Effective December 7, 2009, the contractual expense cap for the Focused Small-Cap Growth Portfolio's Class I was decreased from 1.62% to 1.33%.

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

Portfolio	Class A	Class B	Class C	Class I
Focused Equity Strategy	0.25%	0.90%	0.90%	0.15%
Focused Multi-Asset Strategy	0.25%	0.90%	0.90%	—
Focused Balanced Strategy	0.25%	0.90%	0.90%	0.15%
Focused Fixed Income and Equity Strategy	0.25%	0.90%	0.90%	—
Focused Fixed Income Strategy	0.25%	0.90%	0.90%	—

For the six months ended April 30, 2010, pursuant to the contractual and voluntary expense limitations in the above tables, SunAmerica has waived and/or reimbursed expenses as follows:

Portfolio	Other Expenses Reimbursed
Focused Fixed Income and Equity Strategy	$15,470

Portfolio	Other Expenses Reimbursed
Focused Fixed Income Strategy	$20,304

Portfolio	Amount
Focused Equity Strategy Class A	$320
Focused Equity Strategy Class B	1,146
Focused Equity Strategy Class I	4,248
Focused Balanced Strategy Class I	5,218
Focused Fixed Income and Equity Strategy Class A	7,553
Focused Fixed Income and Equity Strategy Class B	6,478
Focused Fixed Income and Equity Strategy Class C	7,407
Focused Fixed Income Strategy Class A	8,045
Focused Fixed Income Strategy Class B	6,120
Focused Fixed Income Strategy Class C	6,603
Focused Growth Class A	22,806
Focused Growth Class B	9,475
Focused Growth Class C	7,606
Focused Small-Cap Growth Class A	1,368

Portfolio	Amount
Focused Small-Cap Growth Class B	$1,404
Focused Small-Cap Growth Class C	1,431
Focused Small-Cap Growth Class I	4,827
Focused Value Class A	10,741
Focused Value Class B	9,771
Focused Value Class C	6,995
Focused Growth and Income Class A	5,562
Focused Growth and Income Class B	4,178
Focused Growth and Income Class C	3,802
Focused Growth and Income Class I	7,310
Focused Technology Class B	4,000
Focused Technology Class C	1,825
Focused Dividend Strategy Class A	43,775
Focused Dividend Strategy Class B	15,581
Focused Dividend Strategy Class C	26,765
Focused StarALPHA Class A	26,816
Focused StarALPHA Class C	8,760

Any voluntary or contractual waivers and/or reimbursement made by SunAmerica are subject to recoupment from the Portfolios within the following two years of making such waivers and/or reimbursements, provided that the Portfolios are able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.**

For the six months ended April 30, 2010, the amounts recouped by SunAmerica were as follows:

Portfolio	Amount
Focused Equity Strategy Class A	$7,311
Focused Equity Strategy Class B	2,398
Focused Equity Strategy Class C	14,770
Focused Equity Strategy Class I	264
Focused Growth Class A	1,451
Focused Growth Class B	899
Focused Growth Class C	110
Focused Small-Cap Growth Class A	71,026
Focused Small-Cap Growth Class B	11,364
Focused Small-Cap Growth Class C	24,737

Portfolio	Amount
Focused Value Class A	$445
Focused Value Class B	2,012
Focused Value Class C	1,436
Focused Small-Cap Value Class B	6,587
Focused Growth and Income Class A	59,836
Focused Growth and Income Class B	16,553
Focused Growth and Income Class C	37,784
Focused Technology Class A	17,750
Focused Technology Class C	88

**  SunAmerica agreed to waive its right to recoup payments made prior to February 1, 2008 under the Expense Limitation Agreement with respect to the Focused Technology Portfolio for a period of two years from February 1, 2008 to January 31, 2010.

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

As of April 30, 2010, the amount of expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to recoupment are as follows:

Portfolio	Other Expenses Reimbursed
Focused Fixed Income and Equity Strategy	$67,438
Focused Fixed Income Strategy	96,799

Portfolio	Other Expenses Reimbursed
Focused Small-Cap Growth	$22,688

Portfolio	Class Specific Expenses Reimbursed
Focused Equity Strategy Class A	$26,024
Focused Equity Strategy Class B	18,675
Focused Equity Strategy Class I	21,423
Focused Balanced Strategy Class I	22,617
Focused Fixed Income and Equity Strategy Class A	37,062
Focused Fixed Income and Equity Strategy Class B	30,147
Focused Fixed Income and Equity Strategy Class C	34,695
Focused Fixed Income Strategy Class A	32,441
Focused Fixed Income Strategy Class B	25,860
Focused Fixed Income Strategy Class C	31,376
Focused Growth Class A	106,655
Focused Growth Class B	47,372
Focused Growth Class C	42,269
Focused Small-Cap Growth Class B	37,717

Portfolio	Class Specific Expenses Reimbursed
Focused Small-Cap Growth Class C	$17,585
Focused Small-Cap Growth Class I	20,523
Focused Value Class A	84,164
Focused Value Class B	56,242
Focused Value Class C	56,336
Focused Small-Cap Value Class B	4,692
Focused Growth and Income Class B	22,357
Focused Growth and Income Class I	7,310
Focused Technology Class A	3,555
Focused Technology Class B	26,757
Focused Technology Class C	27,081
Focused Dividend Strategy Class A	164,378
Focused Dividend Strategy Class B	72,016
Focused Dividend Strategy Class C	131,372
Focused StarALPHA Class A	117,272
Focused StarALPHA Class C	34,572

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of SunAmerica. Each Portfolio has adopted a Distribution Plan on behalf of Class A, B and C shares of the Focused Portfolios and Class B and C shares of the Strategy Portfolios (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Focused Portfolios' Class A Plan, Class B Plan, and Class C Plan, the Distributor receives a distribution fee from a Portfolio at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Portfolios, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Portfolios, the Plans provide that each class of shares of each Portfolio will also pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the six months ended April 30, 2010, SACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

The Fund, on behalf of the Portfolios that offer Class I shares, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid a fee (except with respect to the Strategy Portfolios) of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

SACS receives sales charges on each Portfolio's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class C shares. SACS has advised the Portfolios that for the six months ended April 30, 2010, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class B	Class C
Portfolio	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
Focused Equity Strategy	$97,804	$33,177	$51,071	$1	$39,453	$2,937
Focused Multi-Asset Strategy	270,547	82,952	149,122	87	64,715	8,269
Focused Balanced Strategy	101,933	36,134	51,228	—	35,184	5,781
Focused Fixed Income and Equity Strategy	9,331	4,642	3,359	59	4,445	491
Focused Fixed Income Strategy	10,188	3,404	5,271	—	2,099	189
Focused Large-Cap Growth	65,615	26,712	29,513	—	24,083	2,366
Focused Growth	81,354	28,539	41,810	—	33,387	664
Focused Small-Cap Growth	39,397	12,243	21,684	—	11,829	779
Focused Value	74,996	27,131	37,650	244	16,868	1,265
Focused Small-Cap Value	24,555	8,914	11,833	—	6,284	413
Focused Growth and Income	46,158	20,888	18,859	—	17,347	346
Focused Technology	21,648	7,628	10,839	—	3,470	170
Focused Dividend Strategy	412,444	27,751	327,691	—	13,146	1,651
Focused StarALPHA	8,239	4,032	3,017	—	—	572

The Fund, on behalf of each Portfolio, except for the Class Z shares, has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, pursuant to which SAFS receives a fee from each Portfolio (except the Strategy Portfolios) to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended April 30, 2010, the Portfolios incurred the following expenses, which are included in transfer agent fees and expenses in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

	Expense				Payable At April 30, 2010
Portfolio	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Focused Large-Cap Growth	$281,706	$44,224	$110,497	$—	$53,678	$6,984	$18,741	$—
Focused Growth	154,646	22,891	34,608	—	26,591	3,687	5,977	—
Focused Small-Cap Growth	172,803	17,661	28,108	1,293	29,586	3,165	4,820	62
Focused Value	151,514	33,387	82,056	—	26,276	4,867	13,801	—
Focused Small-Cap Value	143,417	12,372	30,618	—	21,783	2,071	5,213	—
Focused Growth and Income	144,657	23,235	49,042	334	34,009	4,580	9,554	109
Focused Technology	63,707	5,693	12,358	—	10,543	915	2,107	—
Focused Dividend Strategy	115,811	18,893	60,245	—	27,330	3,505	12,652	—
Focused StarALPHA	73,555	—	9,670	—	11,903	—	1,614	—

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

At April 30, 2010, the following affiliates owned outstanding shares of the following classes of Portfolios:

Portfolio	Holder	Percentage
Focused Large-Cap Growth, Class A	Focused Equity Strategy Portfolio	8%
	Focused Multi-Asset Strategy Portfolio	6
	Focused Balanced Strategy Portfolio	5
Focused Growth, Class A	Focused Equity Strategy Portfolio	11
	Focused Balanced Strategy Portfolio	5
Focused Small-Cap Growth, Class A	Focused Equity Strategy Portfolio	14
	Focused Multi-Asset Strategy Portfolio	12
Focused Value, Class A	Focused Equity Strategy Portfolio	9
	Focused Balanced Strategy Portfolio	4
Focused Small-Cap Value, Class A	Focused Equity Strategy Portfolio	18
	Focused Multi-Asset Strategy Portfolio	15
	Focused Balanced Strategy Portfolio	9
Focused Growth and Income, Class A	Focused Equity Strategy Portfolio	4
	Focused Balanced Strategy Portfolio	6
Focused Technology, Class A	Focused Equity Strategy Portfolio	15
	Focused Multi-Asset Strategy Portfolio	30
Focused Dividend Strategy, Class A	Focused Equity Strategy Portfolio	7
	Focused Balanced Strategy Portfolio	8
Focused StarALPHA, Class A	Focused Multi-Asset Strategy Portfolio	62
	Focused Fixed Income and Equity Strategy Portfolio	12
	Focused Fixed Income Strategy Portfolio	2

The Strategy Portfolios do not invest in funds advised by SunAmerica (each a "SunAmerica Fund" and collectively, the "SunAmerica Funds") for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits may represent a significant portion of an underlying SunAmerica Fund's net assets. At April 30, 2010, each Strategy Portfolio held less than 62% of the outstanding shares of any underlying SunAmerica Fund. In addition, the Strategy Portfolios, in the aggregate, held less than 77% of the outstanding shares of any underlying SunAmerica Funds.

On March 4, 2009, American International Group, Inc. ("AIG"), the ultimate parent of SunAmerica, SACS and SAFS, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.8% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.8% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

Note 5.  Purchase and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2010, were as follows:

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
Purchases (excluding U.S. government securities)	$36,345,033	$42,405,642	$13,685,413	$2,234,216	$2,085,481
Sales (excluding U.S. government securities)	64,959,908	75,478,846	37,718,289	5,114,217	5,670,233
Purchase of U.S. government securities	—	—	—	—	—
Sales of U.S. government securities	—	—	—	—	—
	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Value Portfolio	Focused Small-Cap Value Portfolio
Purchases (excluding U.S. government securities)	$207,815,425	$40,236,831	$369,432,716	$39,203,662	$182,725,646
Sales (excluding U.S. government securities)	223,699,110	56,528,724	424,962,394	63,328,921	216,489,324
Purchase of U.S. government securities	—	—	—	—	—
Sales of U.S. government securities	—	—	—	—	—

	Focused Growth and Income Portfolio	Focused Technology Portfolio	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio
Purchases (excluding U.S. government securities)	$274,305,285	$12,674,794	$151,606,881	$82,463,101
Sales (excluding U.S. government securities)	294,778,185	25,927,899	53,890,376	90,278,847
Purchase of U.S. government securities		—	—	—
Sales of U.S. government securities	—	—	—	—

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

Note 6.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds. For the six months ended April 30, 2010, transactions in these securities were as follows:

Portfolio	Security	Income	Capital Gain Distribution Received	Value at October 31, 2009
Focused Equity Strategy	Various SunAmerica Funds*	$1,264,661	$173,420	$221,828,964
Focused Multi-Asset Strategy	Various SunAmerica Funds*	5,037,551	739,925	443,945,642
Focused Balanced Strategy	Various SunAmerica Funds*	1,654,203	942,770	221,155,120
Focused Fixed Income and Equity Strategy	Various SunAmerica Funds*	231,889	374,813	32,118,898
Focused Fixed Income Strategy	Various SunAmerica Funds*	222,574	282,088	20,544,037

Portfolio	Security	Cost of Purchases	Cost of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2010
Focused Equity Strategy	Various SunAmerica Funds*	$37,775,895	$64,959,908	$11,250,863	$19,401,880	$225,297,694
Focused Multi-Asset Strategy	Various SunAmerica Funds*	48,173,652	75,478,846	(10,617,850)	41,884,896	447,907,494
Focused Balanced Strategy	Various SunAmerica Funds*	16,278,924	37,718,289	(284,244)	16,719,808	216,151,319
Focused Fixed Income and Equity Strategy	Various SunAmerica Funds*	2,839,723	5,114,217	(980,374)	1,434,718	30,298,748
Focused Fixed Income Strategy	Various SunAmerica Funds*	2,590,997	5,670,233	501,475	(549,667)	17,416,609

* See Portfolio of Investments for details.

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price.

No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended April 30, 2010, the following Portfolios engaged in securities transactions with affiliated funds:

Fund	Cost of Purchases	Proceeds from sales	Realized Gain (Loss)
Focused Small-Cap Value	$—	$5,230,894	$684,861
Focused Growth and Income	152,040	629,000	(19,191)

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

Note 7.  Federal Income Taxes

The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily from wash sales, retirement pension expense, derivative transactions and investments in passive foreign investment companies.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2009
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains	Return of Capital
Focused Equity Strategy	$959,856	$(173,944,608)	$(10,027,716)	$819,644	$—	$—
Focused Multi-Asset Strategy	1,262,524	(107,739,397)	(60,244,402)	10,711,897	—	—
Focused Balanced Strategy	27,664	(80,594,356)	(10,085,642)	3,478,723	—	—
Focused Fixed Income and Equity Strategy	21,342	(5,739,589)	(3,624,334)	433,867	—	—
Focused Fixed Income Strategy	46,169	(2,539,892)	303,301	548,589	—	—
Focused Large-Cap Growth	—	(264,140,643)	3,680,312	—	—	—
Focused Growth	—	(61,432,286)	5,090,864	—	—	—
Focused Small-Cap Growth	—	(34,850,943)	13,873,043	—	—	—
Focused Value	—	(187,338,904)	6,978,339	705,470	—	221,388
Focused Small-Cap Value	3,110,905	(83,600,932)	(355,704)	344,116	—	—
Focused Growth and Income	—	(155,215,125)	(2,105,311)	—	—	—
Focused Technology	—	(38,392,463)	6,360,206	—	—	—
Focused Dividend Strategy	323,627	(48,488,149)	14,791,814	3,969,894	—	—
Focused StarALPHA	32,933	(44,699,056)	(4,562,559)	—	—	—

* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of October 31, 2009, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Fund	Capital Loss Carryforward
	2010	2011	2012	2013	2014	2015	2016	2017
Focused Equity Strategy	$811,968	$—	$—	$—	$—	$—	$96,536,725	$76,595,915
Focused Multi-Asset Strategy	—	—	—	—	—	—	12,934,167	94,805,230
Focused Balanced Strategy	—	—	—	—	—	—	49,420,790	31,173,566
Focused Fixed Income and Equity Strategy	—	—	—	—	—	—	4,868,079	871,510
Focused Fixed Income Strategy	—	—	—	—	—	—	1,566,481	973,411
Focused Large-Cap Growth*	170,344,144	—	—	—	—	—	—	93,796,499
Focused Growth	—	—	—	—	—	—	29,163,404	32,268,882
Focused Small-Cap Growth*	—	—	—	—	—	-—	13,018,049	21,832,894
Focused Value	—	—	—	—	—	—	98,402,946	88,935,958
Focused Small-Cap Value*	—	—	—	—	—	9,801,506	55,284,880	18,514,546
Focused Growth and Income*	—	—	—	—	—	—	102,242,251	52,972,874
Focused Technology	27,908,897	—	—	—	—	—	9,421,699	1,061,867
Focused Dividend Strategy	—	—	—	—	—	—	19,525,246	28,962,903
Focused StarALPHA	—	—	—	—	—	245,539	22,490,914	21,962,603

*  Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law.

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

As of April 30, 2010, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Stategy Portfolio
Cost (tax basis)	$215,923,530	$466,267,000	$209,517,153	$32,488,364	$17,662,975
Appreciation	29,206,885	24,640,042	20,601,482	252,622	315,885
Depreciation	(19,832,721)	(42,999,548)	(13,967,316)	(2,442,238)	(562,251)
Net unrealized appreciation (depreciation)	$9,374,164	$(18,359,506)	$6,634,166	$(2,189,616)	$(246,366)
	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Value Portfolio	Focused Small-Cap Value Portfolio
Cost (tax basis)	$456,670,014	$162,205,494	$177,447,116	$201,353,602	$132,478,138
Appreciation	67,693,795	38,577,034	23,347,388	58,000,458	27,655,428
Depreciation	(15,845,147)	(5,703,316)	(2,471,825)	(14,023,420)	(3,976,756)
Net unrealized appreciation (depreciation)	$51,848,648	$32,873,718	$20,875,563	$43,977,038	$23,678,672

	Focused Growth and Income Portfolio	Focused Technology Portfolio	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio
Cost (tax basis)	$232,417,850	$58,386,259	$226,399,623	$69,962,292
Appreciation	19,521,263	16,359,455	27,887,999	7,608,419
Depreciation	(4,301,274)	(3,032,468)	(5,829,552)	(6,555,390)
Net unrealized appreciation (depreciation)	$15,219,989	$13,326,987	$22,058,447	$1,053,029

Note 8.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the six months ended April 30, 2010, the amount of expense reductions received by each Portfolio, used to offset the Portfolio's non-affiliated expenses, were as follows:

Portfolio	Total Expense Reductions
Focused Large-Cap Growth	$7,839
Focused Growth	3,989
Focused Small-Cap Growth	19,631
Focused Small-Cap Value	8,990
Focused Growth and Income	9,434
Focused Technology	770
Focused StarALPHA	1,652

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

Note 9.  Capital Share Transactions

Transactions in shares of each class of each series were as follows:

	Focused Equity Strategy
	Class A				Class B
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)	363,011	$4,115,763	1,126,160	$9,724,557	84,426	$946,622	272,629	$2,357,535
Reinvested dividends	58,972	642,795	91,411	753,224	7,303	78,877	—	—
Shares redeemed(1)(2)	(1,110,869)	(12,445,037)	(2,921,449)	(25,269,496)	(613,358)	(6,862,427)	(1,845,387)	(15,577,209)
Net increase (decrease)	(688,886)	$(7,686,479)	(1,703,878)	$(14,791,715)	(521,629)	$(5,836,928)	(1,572,758)	$(13,219,674)
	Class C				Class I
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	160,521	$1,786,187	482,961	$4,142,383	4,058	$45,556	14,459	$123,388
Reinvested dividends	13,424	145,113	—	—	559	6,081	1,391	11,439
Shares redeemed(3)	(1,378,871)	(15,336,122)	(4,225,112)	(35,607,131)	(10,759)	(119,120)	(75,145)	(658,134)
Net increase (decrease)	(1,204,926)	$(13,404,822)	(3,742,151)	$(31,464,748)	(6,142)	$(67,483)	(59,295)	$(523,307)
	Focused Multi-Asset Strategy
	Class A				Class B
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(4)(5)(6)	929,317	$11,682,570	2,172,961	$23,189,866	343,291	$4,274,640	820,466	$8,695,731
Reinvested dividends	181,562	2,227,781	406,045	4,072,630	59,276	724,356	162,504	1,623,420
Shares redeemed(4)(5)	(1,560,949)	(19,574,278)	(4,176,370)	(43,489,571)	(875,536)	(10,922,786)	(2,289,144)	(23,584,683)
Net increase (decrease)	(450,070)	$(5,663,927)	(1,597,364)	$(16,227,075)	(472,969)	$(5,923,790)	(1,306,174)	$(13,265,532)

	Class C
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	710,017	$8,866,006	1,786,833	$18,714,556
Reinvested dividends	120,421	1,472,745	335,057	3,350,567
Shares redeemed(6)	(2,057,180)	(25,731,717)	(5,791,314)	(59,918,732)
Net increase (decrease)	(1,226,742)	$(15,392,966)	(3,669,424)	$(37,853,609)

(1)  For the six months ended, April 30, 2010, includes automatic conversion of 90,734 shares of Class B shares in the amount of $1,020,212 to 89,752 shares of Class A shares in the amount of $1,020,212.

(2)  For the year ended ended October 31, 2009, includes automatic conversion of 291,426 shares of Class B shares in the amount of $2,498,807 to 288,075 shares of Class A shares in the amount of $2,498,807.

(3)  For the year ended ended October 31, 2009, includes automatic conversion of 1,256 shares of Class C shares in the amount of $10,388 to 1,243 shares of Class A shares in the amount of $10,388.

(4)  For the six months ended, April 30, 2010, includes automatic conversion of 150,638 shares of Class B shares in the amount of $1,895,626 to 149,754 shares of Class A shares in the amount of $1,895,626.

(5)  For the year ended ended October 31, 2009, includes automatic conversion of 274,127 shares of Class B shares in the amount of $2,898,689 to 272,344 shares of Class A shares in the amount of $2,898,689.

(6)  For the year ended ended October 31, 2009, includes automatic conversion of 1,508 shares of Class C shares in the amount of $14,984 to 1,501 shares of Class A shares in the amount of $14,984.

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

	Focused Balanced Strategy
	Class A				Class B
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)	448,831	$5,308,385	1,572,996	$16,428,901	202,922	$2,383,055	479,995	$4,822,172
Reinvested dividends	58,500	676,258	133,143	1,308,630	24,085	277,697	56,098	541,471
Shares redeemed(1)(2)	(1,139,772)	(13,456,291)	(2,626,581)	(26,408,202)	(589,052)	(6,940,779)	(1,743,678)	(17,423,074)
Net increase (decrease)	(632,441)	$(7,471,648)	(920,442)	$(8,670,671)	(362,045)	$(4,280,027)	(1,207,585)	$(12,059,431)
	Class C				Class I
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	363,370	$4,294,210	911,928	$9,273,967	3,410	$40,219	15,575	$153,744
Reinvested dividends	41,662	481,618	94,874	918,824	654	7,556	2,904	28,409
Shares redeemed(3)	(1,191,265)	(14,042,561)	(3,185,641)	(31,822,175)	(12,435)	(145,019)	(96,905)	(962,204)
Net increase (decrease)	(786,233)	$(9,266,733)	(2,178,839)	$(21,629,384)	(8,371)	$(97,244)	(78,426)	$(780,051)
	Focused Fixed Income and Equity Strategy
	Class A				Class B
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(4)(5)(6)	137,093	$1,501,443	458,419	$4,808,417	27,847	$305,776	67,241	$700,267
Reinvested dividends	14,056	154,630	18,007	189,950	4,705	51,676	5,280	55,460
Shares redeemed(4)(5)	(184,555)	(2,038,335)	(658,102)	(6,913,129)	(85,313)	(942,949)	(264,794)	(2,744,652)
Net increase (decrease)	(33,406)	$(382,262)	(181,676)	$(1,914,762)	(52,761)	$(585,497)	(192,273)	$(1,988,925)

	Class C
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	63,957	$707,905	281,617	$2,903,567
Reinvested dividends	8,672	95,250	9,343	98,243
Shares redeemed(6)	(239,948)	(2,643,835)	(667,976)	(6,873,198)
Net increase (decrease)	(167,319)	$(1,840,680)	(377,016)	$(3,871,388)

(1)  For the six months ended April 30, 2010, includes automatic conversion of 114,649 shares of Class B shares in the amount of $1,353,177 to 114,206 shares of Class A shares in the amount of $1,353,177.

(2)  For the year ended ended October 31, 2009, includes automatic conversion of 369,649 shares of Class B shares in the amount of $3,752,658 to 368,542 shares of Class A shares in the amount of $3,752,658.

(3)  For the year ended ended October 31, 2009, includes automatic conversion of 287 shares of Class C shares in the amount of $2,663 to 287 shares of Class A shares in the amount of $2,663.

(4)  For the six months ended April 30, 2010, includes automatic conversion of 18,076 shares of Class B shares in the amount of $199,767 to 18,053 shares of Class A shares in the amount of $199,767.

(5)  For the year ended ended October 31, 2009, includes automatic conversion of 23,852 shares of Class B shares in the amount of $250,585 to 23,812 shares of Class A shares in the amount of $250,585.

(6)  For the year ended ended October 31, 2009, includes automatic conversion of 446 shares of Class C shares in the amount of $4,539 to 446 shares of Class A shares in the amount of $4,539.

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

	Focused Fixed Income Strategy
	Class A				Class B
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	60,946	$705,032	412,054	$4,614,893	11,387	$131,956	81,947	$902,699
Reinvested dividends	10,187	116,716	16,653	188,088	4,653	53,233	6,504	73,373
Shares redeemed(1)(2)	(242,460)	(2,809,652)	(443,162)	(5,007,493)	(68,906)	(797,725)	(125,870)	(1,404,212)
Net increase (decrease)	(171,327)	$(1,987,904)	(14,455)	$(204,512)	(52,866)	$(612,536)	(37,419)	$(428,140)

	Class C
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	35,297	$408,230	204,785	$2,279,416
Reinvested dividends	8,619	98,618	11,791	132,953
Shares redeemed	(98,607)	(1,138,262)	(324,432)	(3,640,685)
Net increase (decrease)	(54,691)	$(631,414)	(107,856)	$(1,228,316)

	Focused Large-Cap Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)(5)	2,466,158	$41,702,670	2,837,537	$37,922,933	58,188	$896,975	131,184	$1,551,618
Shares issued in merger†	3,013,817	48,335,265	—	—	435,304	6,463,860	—	—
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(3)(4)	(1,609,776)	(26,495,380)	(5,822,579)	(74,242,700)	(902,561)	(13,797,789)	(2,042,046)	(24,415,531)
Net increase (decrease)	3,870,199	$63,542,555	(2,985,042)	$(36,319,767)	(409,069)	$(6,436,954)	(1,910,862)	$(22,863,913)
	Class C				Class Z
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	54,310	$833,144	205,341	$2,409,302	296,514	$5,183,602	644,975	$8,634,249
Shares issued in merger†	757,229	11,261,710	—	—	21,823	369,117	—	—
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(5)	(919,903)	(13,992,450)	(2,337,905)	(27,691,242)	(271,955)	(4,691,889)	(1,069,443)	(14,820,079)
Net increase (decrease)	(108,364)	$(1,897,596)	(2,132,564)	$(25,281,940)	46,382	$860,830	(424,468)	$(6,185,830)

(1)  For the six months ended April 30, 2010, includes automatic conversion of 5,479 shares of Class B shares in the amount of $63,199 to 5,471 shares of Class A shares in the amount of $63,199.

(2)  For the year ended ended October 31, 2009, includes automatic conversion of 13,845 shares of Class B shares in the amount of $156,490 to 13,830 shares of Class A shares in the amount of $156,490.

(3)  For the six months ended April 30, 2010, includes automatic conversion of 610,076 shares of Class B shares in the amount of $9,367,715 to 564,098 shares of Class A shares in the amount of $9,367,715.

(4)  For the year ended ended October 31, 2009, includes automatic conversion of 1,069,156 shares of Class B shares in the amount of $13,026,828 to 993,572 shares of Class A shares in the amount of $13,026,828.

(5)  For the year ended ended October 31, 2009, includes automatic conversion of 3,220 shares of Class C shares in the amount of $35,168 to 3,001 shares of Class A shares in the amount of $35,168.

†  See Note 2.

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

	Focused Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)	348,083	$7,626,103	950,323	$15,920,428	48,941	$969,242	143,046	$2,099,680
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(1)(2)	(896,698)	(19,461,994)	(2,985,147)	(47,273,554)	(279,358)	(5,511,991)	(667,189)	(9,813,912)
Net increase (decrease)	(548,615)	$(11,835,891)	(2,034,824)	$(31,353,126)	(230,417)	$(4,542,749)	(524,143)	$(7,714,232)

	Class C
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	102,663	$2,037,968	225,538	$3,471,800
Reinvested dividends	—	—	—	—
Shares redeemed(3)	(209,723)	(4,124,690)	(697,656)	(9,815,084)
Net increase (decrease)	(107,060)	$(2,086,722)	(472,118)	$(6,343,284)

	Focused Small-Cap Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(4)(5)(6)	458,989	$5,710,731	3,430,067	$35,644,919	52,613	$578,655	71,821	$638,178
Shares issued in merger†	7,749,247	92,786,548	—	—	685,032	7,293,810	—	—
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(4)(5)	(3,837,007)	(47,987,824)	(5,032,959)	(50,820,868)	(315,546)	(3,488,717)	(495,769)	(4,414,607)
Net increase (decrease)	4,371,229	$50,509,455	(1,602,892)	$(15,175,949)	422,099	$4,383,748	(423,948)	$(3,776,429)
	Class C				Class I
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	41,443	$455,317	223,343	$1,926,289	3,871	$47,586	25,103	$256,959
Shares issued in merger†	621,653	6,593,303	—	—	5,030	61,562	—	—
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(6)	(527,156)	(5,741,861)	(1,208,584)	(10,955,357)	(100,856)	(1,307,051)	(487,693)	(4,668,705)
Net increase (decrease)	135,940	$1,306,759	(985,241)	$(9,029,068)	(91,955)	$(1,197,903)	(462,590)	$(4,411,746)

(1)  For the six months ended April 30, 2010, includes automatic conversion of 119,355 shares of Class B shares in the amount of $2,374,886 to 108,151 shares of Class A shares in the amount of $2,374,886.

(2)  For the year ended ended October 31, 2009, includes automatic conversion of 274,416 shares of Class B shares in the amount of $4,145,210 to 249,914 shares of Class A shares in the amount of $4,145,210.

(3)  For the year ended ended October 31, 2009, includes automatic conversion of 164 shares of Class C shares in the amount of $2,282 to 150 shares of Class A shares in the amount of $2,282.

(4)  For the six months ended April 30, 2010, includes automatic conversion of 116,718 shares of Class B shares in the amount of $1,304,876 to 103,614 shares of Class A shares in the amount of $1,304,876.

(5)  For the year ended ended October 31, 2009, includes automatic conversion of 189,565 shares of Class B shares in the amount of $1,693,746 to 169,239 shares of Class A shares in the amount of $1,693,746.

(6)  For the year ended ended October 31, 2009, includes automatic conversion of 1,776 shares of Class C shares in the amount of $14,785 to 1,580 shares of Class A shares in the amount of $14,785.

†  See Note 2.

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

	Focused Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)	1,094,907	$16,218,744	2,471,559	$28,863,368	60,484	$843,116	236,323	$2,535,211
Reinvested dividends	—	—	87,654	839,726	—	—	—	—
Shares redeemed(1)(2)	(1,393,772)	(20,459,280)	(4,380,236)	(47,655,790)	(1,021,591)	(14,223,579)	(2,787,275)	(29,158,319)
Net increase (decrease)	(298,865)	$(4,240,536)	(1,821,023)	$(17,952,696)	(961,107)	$(13,380,463)	(2,550,952)	$(26,623,108)

	Class C
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	159,588	$2,236,363	508,099	$5,654,923
Reinvested dividends	—	—	—	—
Shares redeemed(3)	(742,582)	(10,290,442)	(2,630,106)	(26,246,702)
Net increase (decrease)	(582,994)	$(8,054,079)	(2,122,007)	$(20,591,779)

(1)  For the six months ended April 30, 2010, includes automatic conversion of 764,669 shares of Class B shares in the amount of $10,662,253 to 722,027 shares of Class A shares in the amount of $10,662,253.

(2)  For the year ended ended October 31, 2009, includes automatic conversion of 1,534,979 shares of Class B shares in the amount of $16,861,672 to 1,455,875 shares of Class A shares in the amount of $16,861,672.

(3)  For the year ended ended October 31, 2009, includes automatic conversion of 2,867 shares of Class C shares in the amount of $26,934 to 2,723 shares of Class A shares in the amount of $26,934.

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

	Focused Small-Cap Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)	728,685	$10,059,151	844,544	$9,101,725	27,163	$336,064	62,570	$560,378
Shares issued in merger†	—	—	3,120,525	40,704,373	—	—	64,673	749,582
Reinvested dividends	194,516	2,415,894	35,265	330,431	15,141	167,456	—	—
Shares redeemed(1)(2)	(3,902,644)	(54,066,655)	(5,156,715)	(52,674,432)	(271,320)	(3,260,886)	(568,618)	(5,359,469)
Net increase (decrease)	(2,979,443)	$(41,591,610)	(1,156,381)	$(2,537,903)	(229,016)	$(2,757,366)	(441,375)	$(4,049,509)

	Class C
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	65,770	$808,578	218,447	$2,292,282
Shares issued in merger†			482,332	5,621,467
Reinvested dividends	33,213	369,662	—	—
Shares redeemed(3)	(729,786)	(8,521,564)	(1,129,654)	(10,645,720)
Net increase (decrease)	(630,803)	$(7,343,324)	(428,875)	$(2,731,971)

	Focused Growth and Income Portfolio
	Class A				Class B
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(4)(5)(6)	331,362	$4,347,660	1,068,268	$11,598,368	33,316	$398,213	99,805	$937,984
Shares issued in merger†	8,734,540	109,423,777	—	—	927,426	10,638,052	—	—
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(4)(5)	(1,433,113)	(18,451,387)	(8,374,652)	(90,072,481)	(531,202)	(6,305,334)	(1,054,138)	(10,181,426)
Net increase (decrease)	7,632,789	$95,320,050	(7,306,384)	$(78,474,113)	429,540	$4,730,931	(954,333)	$(9,243,442)
	Class C				Class I
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	33,416	$397,808	155,692	$1,493,962	4,964	$62,294	—	$—
Shares issued in merger†	1,534,601	17,597,799	—	—	44,792	561,142	—	—
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(6)	(715,919)	(8,450,321)	(1,928,361)	(18,549,643)	(5,686)	(71,760)	—	—
Net increase (decrease)	852,098	$9,545,286	(1,772,669)	$(17,055,681)	44,070	$551,676	—	$—

(1)  For the six months ended April 30, 2010, includes automatic conversion of 143,342 shares of Class B shares in the amount of $1,764,521 to 127,327 shares of Class A shares in the amount of $1,764,521.

(2)  For the year ended ended October 31, 2009, includes automatic conversion of 191,561 shares of Class B shares in the amount of $1,876,905 to 170,864 shares of Class A shares in the amount of $1,876,905.

(3)  For the year ended ended October 31, 2009, includes automatic conversion of 702 shares of Class C shares in the amount of $6,883 to 629 shares of Class A shares in the amount of $6,883.

(4)  For the six months ended April 30, 2010, includes automatic conversion of 218,260 shares of Class B shares in the amount of $2,610,484 to 199,778 shares of Class A shares in the amount of $2,610,484.

(5)  For the year ended ended October 31, 2009, includes automatic conversion of 351,374 shares of Class B shares in the amount of $3,459,184 to 323,201 shares of Class A shares in the amount of $3,459,184.

(6)  For the year ended ended October 31, 2009, includes automatic conversion of 4,470 shares of Class C shares in the amount of $39,849 to 4,118 shares of Class A shares in the amount of $39,849.

†  See Note 2.

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

	Focused Technology Portfolio
	Class A				Class B
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)	405,590	$2,462,284	8,081,180	$36,895,086	32,847	$186,615	186,198	$810,777
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(1)(2)	(1,693,438)	(10,324,125)	(2,674,893)	(11,999,548)	(229,160)	(1,315,157)	(594,758)	(2,569,196)
Net increase (decrease)	(1,287,848)	$(7,861,841)	5,406,287	$24,895,538	(196,313)	$(1,128,542)	(408,560)	$(1,758,419)

	Class C
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	72,128	$407,954	378,309	$1,729,503
Reinvested dividends	—	—	—	—
Shares redeemed(3)	(256,401)	(1,447,628)	(728,483)	(3,141,083)
Net increase(decrease)	(184,273)	$(1,039,674)	(350,174)	$(1,411,580)

	Focused Dividend Strategy Portfolio
	Class A				Class B
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(4)(5)(6)	8,504,753	$87,057,787	2,056,748	$16,889,095	484,269	$4,971,565	168,982	$1,279,523
Reinvested dividends	129,785	1,319,161	269,955	2,015,777	13,843	139,154	47,801	352,348
Shares redeemed(4)(5)	(1,325,445)	(13,507,285)	(2,275,095)	(16,467,925)	(368,284)	(3,737,190)	(728,757)	(5,309,834)
Net increase (decrease)	7,309,093	$74,869,663	51,608	$2,436,947	129,828	$1,373,529	(511,974)	$(3,677,963)

	Class C
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	2,613,110	$26,925,182	468,629	$3,643,662
Reinvested dividends	39,288	395,717	120,729	893,446
Shares redeemed(6)	(465,574)	(4,710,551)	(1,190,449)	(8,403,882)
Net increase (decrease)	2,186,824	$22,610,348	(601,091)	$(3,866,774)

	Focused StarALPHA Portfolio
	Class A				Class C
	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009		For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	249,915	$2,260,270	492,775	$3,773,367	32,707	$294,191	149,935	$1,106,769
Reinvested dividends	4,636	42,515	—	—	—	—	—	—
Shares redeemed	(1,251,622)	(11,594,584)	(1,998,243)	(15,754,682)	(109,760)	(990,899)	(794,828)	(5,777,932)
Net increase (decrease)	(997,071)	$(9,291,799)	(1,505,468)	$(11,981,315)	(77,053)	$(696,708)	(644,893)	$(4,671,163)

(1)  For the six months ended April 30, 2010, includes automatic conversion of 153,385 shares of Class B shares in the amount of $880,649 to 144,459 shares of Class A shares in the amount of $880,649.

(2)  For the year ended ended October 31, 2009, includes automatic conversion of 379,738 shares of Class B shares in the amount of $1,655,706 to 359,550 shares of Class A shares in the amount of $1,655,706.

(3)  For the year ended ended October 31, 2009, includes automatic conversion of 226 shares of Class C shares in the amount of $993 to 214 shares of Class A shares in the amount of $993.

(4)  For the six months ended April 30, 2010, includes automatic conversion of 156,645 shares of Class B shares in the amount of $1,597,705 to 156,069 shares of Class A shares in the amount of $1,597,705.

(5)  For the year ended ended October 31, 2009, includes automatic conversion of 123,470 shares of Class B shares in the amount of $990,789 to 122,968 shares of Class A shares in the amount of $990,789.

(6)  For the year ended ended October 31, 2009, includes automatic conversion of 6 shares of Class C shares in the amount of $48 to 6 shares of Class A shares in the amount of $48.

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

Note 10.  Directors' Retirement Plan

The Board has adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Directors. The Retirement Plan provides generally that a Disinterested Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expense line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statement of Operations.

Portfolio	Retirement Plan Liability	Retirement Plan Expense	Retirement Plan Payments
	As of April 30, 2010
Focused Equity Strategy	$3,304	$156	$322
Focused Multi-Asset Strategy	4,421	293	385
Focused Balanced Strategy	2,747	159	265
Focused Fixed Income and Equity Strategy	426	27	41
Focused Fixed Income Strategy	185	16	16
Focused Large-Cap Growth	24,626	386	2,981
Focused Growth	7,439	253	882
Focused Small-Cap Growth	11,744	195	1,098
Focused Value	6,675	219	758
Focused Small-Cap Value	3,632	239	384
Focused Growth and Income	19,690	157	806
Focused Technology	1,247	38	151
Focused Dividend Strategy	2,317	110	262

Note 11.  Lines of Credit

The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios' custodian. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis

NOTES TO FINANCIAL STATEMENTS — April 30, 2010 — (unaudited) (continued)

points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the six months ending April 30, 2010, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Focused Growth	54	$3,212	$1,501,464	1.44%
Focused Small-Cap Growth	4	422	2,583,451	1.44
Focused Value	24	1,216	1,280,731	1.43
Focused Small-Cap Value	15	1,967	3,216,721	1.46
Focused Growth and Income	16	285	450,430	1.42
Focused Technology	1	24	577,399	1.48
Focused StarALPHA	13	248	467,320	1.45

At April 30, 2010, the Focused Growth Portfolio had $720,926 in borrowings outstanding at an interest rate of 1.51%.

Note 12.  Interfund Lending

Pursuant to exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other and other investment companies advised by SunAmerica or an affiliate for temporary or emergency purposes. An interfund loan will be made under this facility only if the lines of credit are not available and the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended April 30, 2010, none of the Portfolios participated in the program.

Note 13.  Investment Concentration

The Focused Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of April 30, 2010, the Focused Technology Portfolio had 90.7% of its net assets invested in technology companies.

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Directors

Samuel M. Eisenstat

Peter A. Harbeck

Dr. Judith L. Craven

William F. Devin

Stephen J. Gutman

Jeffrey S. Burum

William J. Shea

Officers

John T. Genoy, President
and Chief Executive Officer

Donna M. Handel, Treasurer

James Nichols, Vice President

Timothy Pettee, Vice President

Cynthia A. Gibbons-Skrehot, Vice President and Chief Compliance Officer

Gregory N. Bressler, Chief Legal Officer
and Secretary

Nori L. Gabert, Vice President and
Assistant Secretary

Kathleen Fuentes, Assistant Secretary

John E. McLean, Assistant Secretary

Gregory R. Kingston, Vice President and
Assistant Treasurer

John E. Smith Jr., Assistant Treasurer

Matthew Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Distributor

SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Shareholder Servicing Agent

SunAmerica Fund Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Custodian and Transfer Agent

State Street Bank and Trust Company
P.O. Box 5607
Boston, MA 02110

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Portfolios which is available in the Fund's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA FOCUSED PORTFOLIOS

Information regarding how SunAmerica Focused Portfolios voted proxies relating to securities held in the SunAmerica Focused Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to SunAmerica Mutual Funds c/o BFDS, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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Go Paperless!!

Did you know that you have the option to
receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick — Fund documents will be received faster than via traditional mail.

It's Convenient — Elimination of bulky documents from personal files.

It's Cost Effective — Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

1

Go to

www.sunamericafunds.com

2

Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note — this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

Distributed by:

SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, from the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

FOSAN - 4/10

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by 22 (b) (15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a))
attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and
Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 2, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	July 2, 2010